Semi-Annual Report

Independence One®

Mutual Funds

Independence One® Mutual Funds offer eight portfolios, including three equity funds, two bond funds and three money market funds. This Semi-Annual Report relates to the following funds:

Independence One Equity Plus Fund
Class A Shares
Class B Shares

Independence One Small Cap Fund
Class A Shares

Independence One International Equity Fund
Class A Shares

Independence One U.S. Government Securities Fund
Class A Shares
Class B Shares

Independence One Fixed Income Fund
Class B Shares

October 31, 2001

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For more information about any of the Independence One® Mutual Funds, please call 800-334-2292 for a prospectus, which should be read carefully before investing.

President's Message

Dear Investor:

I am pleased to present the Semi-Annual Report of the Independence One Mutual Funds, which covers the six-month period from May 1, 2001 through October 31, 2001. Inside, you'll find complete financial information for the funds. The report begins with a discussion by the funds' portfolio managers, followed by a listing of each fund's holdings and financial statements.

Over the reporting period, bonds continued to deliver positive returns as interest rate cuts caused the prices of existing bonds to rise. While the negative returns that stock investors have been experiencing are unpleasant, I urge you to remember that the short-term volatility, while painful, is part of stock investing. Positive stock performance is best pursued over time--in years if not decades.

The following is a fund-by-fund summary of performance over the six-month reporting period:

Independence One Equity Plus Fund

This fund invests in a portfolio of high-quality stocks that typically includes many household name companies. Class A Shares produced a total return of (15.18)%, or (18.55)% adjusted for the sales charge, the result of a decline in net asset value due to market conditions.1 Income distributions totaled $0.04 per share. Class B Shares produced a total return of (15.48)%, or (19.71)% adjusted for the contingent deferred sales charge, as the net asset value declined due to market conditions.1 The fund ended the reporting period with $222.7 million in net assets.

Independence One Small Cap Fund

During the reporting period, small cap stocks produced relatively flat returns. However, small cap stocks continued to remain attractively valued compared to large cap stocks.2 In this environment, Independence One Small Cap Fund's Class A Shares produced a six-month total return of (6.01)%, or (9.75)% adjusted for the sales charge, as the net asset value declined with market conditions.1 The fund ended the reporting period with $36.2 million in net assets.

Independence One International Equity Fund

During the reporting period, the fund's portfolio produced a negative total return of (21.89)%, or (25.04)% adjusted for the sales charge,1 for Class A Shares as the net asset value decreased in the wake of difficult market conditions for international stocks.3 The fund's net assets totaled $15.7 million at the end of the reporting period.

Independence One U.S. Government Securities Fund

For Class A Shares, this fund's all-government bond portfolio produced an income stream totaling $0.27 per share. The net asset value rose from $10.33 to $10.94. As a result, Class A Shares produced a positive total return of 8.63%, or 4.29% adjusted for the sales charge.1 Class B Shares produced a positive total return of 8.09%, or 3.09% adjusted for the contingent deferred sales charge, through income totaling $0.22 per share and a net asset value increase from $10.33 to $10.94.1 Fund net assets totaled $39.6 million at the end of the reporting period.

Independence One Fixed Income Fund

This fund provides a diversified approach to bond investing through a portfolio that consists of a mix of U.S. government and agency, and corporate bonds. Class B Shares were introduced on August 8, 2001. From that date through October 31, 2001, this new share class produced a total return of 4.12%, or 0.12% adjusted for contingent deferred sales charge, through income totaling $0.10 per share and a net asset value increase from $10.00 to $10.28.1 At the end of the reporting period, fund net assets reached $89.6 million.

Thank you for selecting Independence One Mutual Funds to pursue your financial goals. We look forward to keeping you informed about the progress of your investment.

Sincerely,

/s/ Edward C. Gonzales

Edward C. Gonzales
President
December 15, 2001

1 Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

2 Small company stocks may be less liquid and subject to greater price volatility than large capitalization stocks.

3 International investing involves special risks including currency risk, increased volatility of foreign securities, and differences in auditing and other financial standards.

Independence One Equity Plus Fund--Class A Shares, Class B Shares

Question: What are your comments on the continued difficult environment for stocks over the first half of the fund's fiscal year?

Answer: The weakness can be contributed to three fundamental factors--the slowing of economic activity, the severe deterioration in corporate earnings, and the tragic events of September 11. Keeping these three things in mind, however, the market has created a base and should be moving forward, albeit cautiously, through the end of the year. We feel comfortable in this outlook given the aggressive moves of the Federal Reserve Board and stimulus package proposed by Congress.

Question: What was the total return of Independence One Equity Plus Fund's Class A Shares and Class B Shares during the six-month reporting period?

Answer: The performance, based on net asset value, for the Independence One Equity Plus Fund, Class A Shares was (15.18)% for the six-month period from May 1, 2001 through October 31, 2001. Class B Shares return was (15.48)%, based on net asset value, for the same reporting period.

Question: What were the fund's top 10 holdings at the end of the reporting period?

Top 10 Holdings

Name	% of Net Assets
General Electric Co.	6.306%
Microsoft Corp.	5.457%
Exxon Mobil Corp.	4.833%
Pfizer, Inc.	4.611%
Wal-Mart Stores, Inc.	4.007%
Citigroup, Inc.	3.992%
American International Group, Inc.	3.617%
International Business Machines Corp.	3.276%
Johnson & Johnson	3.058%
Intel Corp.	2.863%

Question: The tragic events of September 11 shook our entire nation as well as the financial markets. In the aftermath, what perspective can you give to investors with respect to stocks in general and Independence One Equity Plus Fund in particular?

Answer: The Independence One Equity Plus Fund is a diversified fund with a broad diversification of the overall market. In the wake of the tragic events of September 11, uncertainty reigned within the equity markets. When investors are faced with uncertainty, they react with an eye toward principal preservation, i.e., they sell stocks. Our recommendation is that investors should invest in equities for the long term and should not panic when faced with these situations. Our advice has always been to hold a broadly diversified portfolio of stocks like the Independence One Equity Plus Fund and the opportunities presented during uncertain times is a catalyst to invest more dollars.

Independence One Small Cap Fund--Class A Shares

Question: Despite ongoing interest rate decreases by the Federal Reserve Board (the "Fed"), it was a difficult six-month period for stocks--both large and small caps. What are your comments?

Answer: History proves that it takes six to nine months for rate decreases to have any impact on the general level of economic activity. Therefore, any rate decreases implemented in January should just barely be having any positive impact on the economy right now. Until the general level of economic activity improves, stocks, both large-cap and small-cap, should have a difficult time advancing.

Question: What was the total return of Independence One Small Cap Fund's Class A Shares during the six-month reporting period compared to the average small cap fund tracked by the Standard & Poor's SmallCap 600 Index1 and the Russell 2000 Index?2

Answer: The Independence One Small Cap Fund--Class A Shares returned (6.01)%, based on net asset value, compared to the S&P SmallCap 600 Index, the benchmark of the fund, which returned (7.52)% and the Russell 2000 Index, which returned (11.04)%.

Question: What is your outlook for the small cap market as we reach the end of the year?

Answer: We expect that small cap stocks will continue to move ahead, albeit at a cautious pace, as the economy responds favorably to the unprecedented number and magnitude of Fed rate cuts implemented this year.

1 The S&P SmallCap 600 Index is an unmanaged, capitalization weighted index of 600 common stocks. It is designed to provide a measure of overall small capitalization company performance, and includes common stocks of companies from a variety of economic sectors. "Standard & Poor's®," "S&P®" and "S&P SmallCap 600®" are trademarks of the McGraw-Hill Companies, Inc. and have been authorized for use by Independence One Small Cap Fund. The fund is not sponsored, endorsed, sold or promoted by or affiliated with Standard & Poor's. Investment cannot be made in an index.

2 The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 10% of the total market capitalization of the Russell 3000 Index. This index is unmanaged and investments cannot be made in an index.

Independence One International Equity Fund--Class A Shares

Question: What was the total return of Independence One International Equity Fund's Class A Shares during the six-month reporting period ended October 31, 2001 compared to the MSCI-EAFE Index?1

Answer: The total return of the Independence One International Equity Fund's Class A Shares, based on net asset value, for the six-month reporting period ended October 31, 2001 was (21.89)%. This compares to a return of (19.07)% for the MSCI-EAFE Index.

Question: What were the fund's country weightings at the end of the reporting period?

Country	% of portfolio
United Kingdom	28.5%
Japan	14.1%
France	11.2%
Netherlands	10.3%
Switzerland	10.0%
Germany	7.3%
Spain	4.2%
Hong Kong	4.0%
Ireland	3.6%
Italy	2.1%
Portugal	1.4%
Australia	1.1%
New Zealand	1.0%
United States	0.7%
Sweden	0.5%

Question: What is your outlook as we reach the end of the year?

Answer: Equities are now valued at a much more realistic level than at the beginning of this fiscal year. Because of the worsened economic outlook and the increased uncertainty, we should experience volatile markets for the remainder of the year. Only when we see the first signs of the economy turning, will we believe in a sustainable upturn for equity markets worldwide.

1 The MSCI-EAFE is an unmanaged market capitalization weighted foreign securities index, which is widely used to measure performance of European, Australasia, New Zealand and Far Eastern stock markets. The index covers approximately 1,020 companies drawn from 18 countries in the above regions. The MSCI-EAFE is monitored by Capital International, S.A., Geneva, Switzerland. Investments cannot be made in an index.

Independence One U.S. Government Securities Fund--Class A Shares, Class B Shares

Question: In contrast with stocks, bonds have continued to produce positive returns. What are your comments?

Answer: The same factors that tend to hurt stock market returns--a slowdown in the manufacturing sector, falling consumer confidence, rising unemployment--typically boost the returns of high quality fixed income securities. The events of the last six months were consistent with this historical pattern. The slowing economy has reduced loan demand, and excess capacity is dampening inflation expectations. In addition, as of this writing, the Federal Reserve Board (the "Fed") has reduced short-term interest rates nine times so far this year, with another one or two cuts likely before year-end. All these forces have worked together to cause a drop in interest rates. Falling interest rates are reflected in higher market values for outstanding bond issues. Total returns to the Independence One U.S. Government Securities Fund include both coupon interest received from the fund's underlying bond assets, as well as the appreciation in the market value of the fund's holdings for the reporting period.

Question: How did Independence One U.S. Government Securities Fund's Class A Shares and Class B Shares perform during the six-month reporting period ended October 31, 2001?

Answer: The Independence One U.S. Government Securities Fund's Class A Shares had a total return, based on net asset value, of 8.63% for the reporting period. The Independence One U.S. Government Securities Fund's Class B Shares had a total return, based on net asset value, of 8.09% for the reporting period.

Question: As we reach the end of the year, do signs point to continued positive performance from bonds?

Answer: The Fed appears to be committed to lowering short-term interest rates until visible signs of an economic recovery appear. However, with short-term interest rates already at 40-year lows, the bulk of such reductions are likely already behind us. Similarly, the rally in bond prices over the past two years is likely to lose momentum as well. We expect that interest rates are likely to stabilize for an extended period of time, and that going forward coupon interest should once again comprise the bulk of bond market returns.

Independence One Fixed Income Fund--Class B Shares

Question: What are your comments on the continued positive performance for the bond market?

Answer: The events of the last six months were consistent with this historical pattern. The slowing economy has reduced loan demand, and excess capacity is dampening inflation expectations. In addition, as of this writing, the Federal Reserve Board (the "Fed") has reduced short-term interest rates nine times so far this year, with another one or two cuts likely before year-end. All these forces have worked together to cause a drop in interest rates. Falling interest rates are reflected in higher market values for outstanding bond issues. Total returns to the Independence One Fixed Income Fund include both coupon interest received from the fund's underlying bond assets, as well as the appreciation in the market value of the fund's holdings for the reporting period.

Question: Do the signs point to possible continued positive performance for bonds?

Answer: The Fed appears to be committed to lowering short-term interest rates until visible signs of an economic recovery appear. However, with short-term interest rates already at 40-year lows, the bulk of such reductions are likely already behind us. Similarly, the rally in bond prices over the past two years is likely to lose momentum as well. We expect that interest rates are likely to stabilize for an extended period of time, and that going forward coupon interest will once again comprise the bulk of bond market returns.

Independence One Equity Plus Fund
Portfolio of Investments

October 31, 2001 (unaudited)

Shares		Value
Common Stocks--97.5%
	Aerospace & Defense--1.5%
33,900	Boeing Co.	$1,105,140
7,800	General Dynamics Corp.	636,480
13,800	Raytheon Co.	445,050
7,300	Rockwell International Corp.	100,594
18,300	United Technologies Corp.	986,187

	Total	3,273,451

	Automotive--0.9%
71,000	Ford Motor Co.	1,139,550
21,300	General Motors Corp.	880,116

	Total	2,019,666

	Basic Industry--0.5%
33,500	Alcoa Inc.	1,081,045

	Capital Goods--0.7%
15,400	Minnesota Mining & Manufacturing Co.	1,607,452

	Chemicals--1.2%
34,900	Dow Chemical Co.	1,160,425
40,500	Du Pont (E.I.) de Nemours & Co.	1,619,595

	Total	2,780,020

	Computer Services--15.4%
172,000	(1) AOL Time Warner, Inc.	5,368,120
284,200	(1) Cisco Systems, Inc.	4,808,664
6,500	(1) Computer Sciences Corp.	233,415
75,400	Hewlett-Packard Co.	1,268,982
67,500	International Business Machines Corp.	7,294,725
209,000	(1) Microsoft Corp.	12,153,350
218,900	(1) Oracle Corp.	2,968,284
12,300	(1) Unisys Corp.	109,839

	Total	34,205,379

	Consumer Basics--0.7%
51,400	American Express Co.	1,512,702

	Consumer Non-Durables--4.6%
15,900	Campbell Soup Co.	449,016
40,900	Gillette Co.	1,271,581
87,400	Philip Morris Cos., Inc.	4,090,320
50,300	Procter & Gamble Co.	3,711,134
30,500	Sara Lee Corp.	679,845

	Total	10,201,896

	Electrical Equipment--7.2%
3,200	Black & Decker Corp.	105,888
8,600	Entergy Corp.	334,110
385,700	General Electric Co.	14,043,337
31,400	Honeywell International Inc.	927,870
26,600	Southern Co.	635,740

	Total	16,046,945

	Electronic Technology--4.3%
85,700	(1) EMC Corp.	1,055,824
261,100	Intel Corp.	6,376,062
6,700	(1) National Semiconductor Corp.	174,066
67,400	Texas Instruments, Inc.	1,886,526

	Total	9,492,478

	Entertainment--1.9%
81,200	Disney (Walt) Co.	1,509,508
4,600	(1) Harrah's Entertainment, Inc.	133,998
69,100	(1) Viacom, Inc., Class B	2,522,841

	Total	4,166,347

	Finance--10.5%
45,300	Bank One Corp.	1,503,507
62,200	Bank of America Corp.	3,669,178
195,300	Citigroup, Inc.	8,890,056
77,100	J.P. Morgan Chase & Co.	2,726,256
9,600	Lehman Brothers Holdings, Inc.	599,616
43,200	Morgan Stanley, Dean Witter & Co.	2,113,344
74,000	U.S. Bancorp	1,315,720
66,600	Wells Fargo & Co.	2,630,700

	Total	23,448,377

	Financial Services--0.9%
9,200	Hartford Financial Services Group, Inc.	496,800
32,600	Merrill Lynch & Co., Inc.	1,424,946

	Total	1,921,746

	Food & Beverage--4.6%
96,600	Coca-Cola Co.	4,625,208
13,500	Heinz (H.J.) Co.	572,940
50,200	McDonald's Corp.	1,308,714
68,600	PepsiCo, Inc.	3,341,506
12,000	Ralston Purina Co.	393,480

	Total	10,241,848

	Forest Products & Paper--0.5%
2,200	Boise Cascade Corp.	62,832
18,800	International Paper Co.	673,040
8,400	Weyerhaeuser Co.	419,244

	Total	1,155,116

	Health Technology--5.8%
40,500	(1) Amgen, Inc.	2,301,210
8,300	(1) Medimmune, Inc.	325,692
245,100	Pfizer, Inc.	10,269,690

	Total	12,896,592

	Hospital Supplies--0.9%
23,100	Baxter International, Inc.	1,117,347
20,900	HCA Inc.	828,894

	Total	1,946,241

	Household Products--0.6%
21,800	Colgate-Palmolive Co.	1,253,936

	Industrial Services--0.6%
19,800	El Paso Corp.	971,388
29,000	Enron Corp.	403,100

	Total	1,374,488

	Insurance--3.8%
102,485	American International Group, Inc.	8,055,321
5,800	CIGNA Corp.	422,820

	Total	8,478,141

	Manufacturing--0.1%
3,100	Allegheny Technologies Inc.	45,880
11,300	Eastman Kodak Co.	288,941

	Total	334,821

	Office Equipment--0.1%
27,000	(1) Xerox Corp.	189,000

	Oil--5.7%
13,000	Baker Hughes, Inc.	465,790
272,800	Exxon Mobil Corp.	10,761,960
16,700	Halliburton Co.	412,323
22,300	Schlumberger Ltd.	1,079,766

	Total	12,719,839

	Personal Care Products--0.2%
9,200	Avon Products, Inc.	430,836

	Pharmaceuticals--8.3%
75,500	Bristol-Myers Squibb Co.	4,035,475
117,600	Johnson & Johnson	6,810,216
89,000	Merck & Co., Inc.	5,679,090
50,500	Pharmacia Corp.	2,046,260

	Total	18,571,041

	Producer Manufacturing--1.6%
75,200	Tyco International Ltd.	3,695,328

	Retail--6.2%
90,600	Home Depot, Inc.	3,463,638
16,600	Limited, Inc.	185,090
11,600	May Department Stores Co.	364,820
7,200	RadioShack Corp.	179,928
12,800	Sears, Roebuck & Co.	496,256
7,700	(1) Toys 'R' Us, Inc.	146,300
173,600	Wal-Mart Stores, Inc.	8,923,040

	Total	13,759,072

	Telecommunications--6.8%
145,300	AT&T Corp.	2,215,825
22,800	(1) Clear Channel Communications, Inc.	869,136
132,200	(1) Lucent Technologies, Inc.	885,740
29,700	(1) Nextel Communications, Inc., Class A	236,115
123,700	(1) Nortel Networks Corp.	718,697
130,800	SBC Communications, Inc.	4,984,788
105,000	Verizon Communications	5,230,050

	Total	15,140,351

	Transportation--0.6%
15,200	Burlington Northern Santa Fe	408,424
4,800	Delta Air Lines, Inc.	109,728
11,900	(1) FedEx Corp.	488,852
14,900	Norfolk Southern Corp.	249,575

	Total	1,256,579

	Utilities--0.6%
20,700	(1) AES Corp.	286,695
12,400	Exelon Corp.	521,668
20,000	Williams Cos., Inc. (The)	577,400

	Total	1,385,763

	Utilities-Electric--0.2%
12,500	American Electric Power Co., Inc.	523,750

	Total Common Stocks (identified cost $153,542,048)	217,110,246

Mutual Fund Shares--2.5%
5,498,000	Independence One Prime Money Market Fund (at net asset value)	5,498,000

	Total Investments (identified cost $159,040,048) (2)	$222,608,246

(1) Non-income producing security.

(2) The cost of investments for federal tax purposes amounts to $159,040,048. The net unrealized appreciation of investments on a federal tax basis amounts to $63,568,198 which is comprised of $89,221,678 appreciation and $25,653,480 depreciation at October 31, 2001.

Note: The categories of investments are shown as a percentage of net assets ($222,697,426) at October 31, 2001.

See Notes which are an integral part of the Financial Statements

Independence One Equity Plus Fund
Statement of Assets and Liabilities

October 31, 2001 (unaudited)

Assets:
Total investments in securities, at value (identified cost $159,040,048)		$222,608,246
Cash		180
Income receivable		188,962
Receivable for shares sold		766

Total assets		222,798,154
Liabilities:
Payable for shares redeemed	$10,066
Payable to adviser	57,900
Other accrued expenses	32,762

Total liabilities		100,728

Net Assets for 13,634,636 shares outstanding		$222,697,426

Net Assets Consist of:
Paid in capital		$156,294,537
Net unrealized appreciation of investments		63,568,198
Accumulated net realized gain on investments		2,687,336
Undistributed net investment income		147,355

Total Net Assets		$222,697,426

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Trust Shares:
Net Asset Value Per Share ($216,403,970 ÷ 13,246,979 shares outstanding)		$16.34

Offering Price Per Share		$16.34

Redemption Proceeds Per Share		$16.34

Class A Shares:
Net Asset Value Per Share ($1,069,348 ÷ 65,469 shares outstanding)		$16.33

Offering Price Per Share (100/96.00 of $16.33)(1)		$17.01

Redemption Proceeds Per Share		$16.33

Class B Shares:
Net Asset Value Per Share ($5,224,108 ÷ 322,188 shares outstanding)		$16.21

Offering Price Per Share		$16.21

Redemption Proceeds Per Share (95.00/100 of $16.21)(1)		$15.40

(1) See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Independence One Equity Plus Fund
Statement of Operations

Six Months Ended October 31, 2001 (unaudited)

Investment Income:
Dividends (net of foreign taxes withheld of $378)		$1,543,828
Interest		104,414

Total income		1,648,242
Expenses:
Investment adviser fee	$507,385
Administrative personnel and services fee	128,357
Custodian fees	16,458
Transfer and dividend disbursing agent fees and expenses	49,335
Trustees' fees	10,999
Auditing fees	7,302
Legal fees	2,876
Portfolio accounting fees	52,213
Distribution services fee--Class A Shares	1,550
Distribution services fee--Class B Shares	22,805
Shareholder services fee--Class B Shares	7,602
Share registration costs	15,906
Printing and postage	20,580
Insurance premiums	888
Miscellaneous	436

Total expenses	844,692
Waiver:
Waiver of investment adviser fee	(126,846)

Net expenses		717,846

Net investment income		930,396

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments		3,892,561
Net change in unrealized appreciation of investments		(44,544,134)

Net realized and unrealized loss on investments		(40,651,573)

Change in net assets resulting from operations		$(39,721,177)

See Notes which are an integral part of the Financial Statements

Independence One Equity Plus Fund
Statement of Changes in Net Assets

	Six Months Ended (unaudited) October 31, 2001	Year Ended April 30, 2001
Increase (Decrease) in Net Assets:
Operations --
Net investment income	$930,396	$1,961,108
Net realized gain on investments	3,892,561	6,863,028
Net change in unrealized appreciation of investments	(44,544,134)	(71,811,212)

Change in net assets resulting from operations	(39,721,177)	(62,987,076)

Distributions to Shareholders --
Distributions from net investment income
Trust Shares	(870,998)	(1,967,415)
Class A Shares	(2,815)	(2,574)
Distributions from net realized gains
Trust Shares	--	(15,670,513)
Class A Shares	--	(38,189)
Class B Shares	--	(281,916)

Change in net assets resulting from distributions to shareholders	(873,813)	(17,960,607)

Share Transactions --
Proceeds from sale of shares	7,021,628	78,838,381
Net asset value of shares issued to shareholders in payment of distributions declared	611,755	15,230,862
Cost of shares redeemed	(22,013,690)	(61,104,206)

Change in net assets resulting from share transactions	(14,380,307)	32,965,037

Change in net assets	(54,975,297)	(47,982,646)
Net Assets:
Beginning of period	277,672,723	325,655,369

End of period (including undistributed net investment income of $147,355 and $90,772, respectively)	$222,697,426	$277,672,723

See Notes which are an integral part of the Financial Statements

Independence One Equity Plus Fund
Financial Highlights--Class A Shares

(For a share outstanding throughout each period)

	Six Months Ended (unaudited) October 31, 2001		Period Ended April 30, 2001 (1)
Net asset value, beginning of period	$19.30		$23.85
Income from investment operations
Net investment income	0.05		0.10
Net realized and unrealized loss on investments	(2.98)		(3.43)

Total from investment operations	(2.93)		(3.33)

Less distributions
Distributions from net investment income	(0.04)		(0.11)
Distributions from net realized gain on investments	--		(1.11)

Total distributions	(0.04)		(1.22)

Net asset value, end of period	$16.33		$19.30

Total return (2)	(15.18)%		(14.35)%
Ratios to average net assets
Expenses	0.79	%(4)	0.76	%(4)
Net investment income	0.49	%(4)	0.37	%(4)
Expense waiver/reimbursement (3)	0.10	%(4)	0.10	%(4)
Supplemental data
Net assets, end of period (000 omitted)	$1,069		$1,267
Portfolio turnover	6%		27%

(1) Reflects operations for the period from May 23, 2000 (date of initial public investment) to April 30, 2001.

(2) Based on net asset value.

(3) This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

(4) Computed on an annualized basis.

See Notes which are an integral part of the Financial Statements

Independence One Equity Plus Fund
Financial Highlights--Class B Shares

(For a share outstanding throughout each period)

	Six Months Ended (unaudited) October 31, 2001		Year Ended April 30, 2001	Period Ended April 30, 2000 (1)
Net asset value, beginning of period	$19.18		$24.80	$21.54
Income from investment operations
Net investment income	(0.03)		(0.05)	(0.06	)(2)
Net realized and unrealized gain (loss) on investments	(2.94)		(4.46)	3.83

Total from investment operations	(2.97)		(4.51)	3.77

Less distributions
Distributions from net investment income	--		--	(0.02)
Distributions from net realized gain on investments	--		(1.11)	(0.49)

Total distributions	--		(1.11)	(0.51)

Net asset value, end of period	$16.21		$19.18	$24.80

Total return (3)	(15.48)%		(18.50)%	17.54%
Ratios to average net assets
Expenses	1.54	%(5)	1.51%	1.52	%(5)
Net operating loss	(0.24	)%(5)	(0.38)%	(0.44	)%(5)
Expense waiver/reimbursement (4)	0.10	%(5)	0.10%	0.10	%(5)
Supplemental data
Net assets, end of period (000 omitted)	$5,224		$6,466	$2,718
Portfolio turnover	6%		27%	10%

(1) Reflects operations for the period from October 20, 1999 (date of initial public investment) to April 30, 2000.

(2) Per share amount based on average shares outstanding.

(3) Based on net asset value.

(4) This voluntary expense decrease is reflected in both the expense and the net operating loss ratios shown above.

(5) Computed on an annualized basis.

See Notes which are an integral part of the Financial Statements

Independence One Small Cap Fund
Portfolio of Investments

October 31, 2001 (unaudited)

Shares		Value
Common Stocks--97.0%
	Basic Industry--2.4%
8,700	AptarGroup, Inc.	$261,870
6,800	Caraustar Industries, Inc.	53,040
8,600	Corn Products International, Inc.	258,860
9,100	Delta & Pine Land Co.	164,255
3,900	IMCO Recycling, Inc.	24,609
7,700	MacDermid, Inc.	104,874

	Total	867,508

	Commercial Services--2.5%
9,500	(1) Dendrite International, Inc.	94,240
8,000	FactSet Research Systems, Inc.	198,000
5,000	G & K Services, Inc., Class A	138,050
8,900	(1) Performance Food Group Co.	261,571
11,500	(1) Profit Recovery Group International, Inc.	79,350
14,200	(1) Spherion Corp.	102,240
3,700	(1) Volt Information Science, Inc.	42,735

	Total	916,186

	Consumer Durables--6.7%
2,900	Bassett Furniture Industries, Inc.	41,615
5,300	Briggs & Stratton Corp.	199,068
11,600	(1) Champion Enterprises, Inc.	102,196
18,500	D. R. Horton, Inc.	413,475
9,600	Ethan Allen Interiors, Inc.	307,296
14,700	La-Z-Boy Inc.	262,248
5,700	Polaris Industries, Inc., Class A	256,272
3,300	Ryland Group, Inc.	176,550
5,200	(1) THQ, Inc.	258,960
8,000	(1) Take-Two Interactive Software, Inc.	111,440
8,900	(1) Toll Brothers, Inc.	277,324

	Total	2,406,444

	Consumer Non-Durables--4.4%
3,200	(1) Ashworth, Inc.	15,936
8,300	(1) Buckeye Technologies, Inc.	73,455
3,400	ChemFirst, Inc.	69,428
10,200	(1) Constellation Brands, Inc., Class A	418,608
8,200	(1) Hain Celestial Group, Inc.	161,704
8,000	(1) Nautica Enterprise, Inc.	96,960
6,700	Phillips-Van Heusen Corp.	57,218
25,800	(1) Smithfield Foods, Inc.	543,090
10,100	Wolverine World Wide, Inc.	148,773

	Total	1,585,172

	Consumer Services--3.1%
3,600	(1) Anchor Gaming	182,988
7,000	(1) Argosy Gaming Corp.	203,210
7,000	(1) Bally Total Fitness Holding Corp.	129,220
5,200	(1) Corinthian Colleges, Inc.	189,956
7,100	Marcus Corp.	90,170
10,900	(1) Prime Hospitality Corp.	100,062
8,100	United Stationers, Inc.	227,205

	Total	1,122,811

	Distribution Services--0.6%
4,700	(1) Black Box Corp.	211,641

	Electronic Technology--4.5%
7,400	(1) ATMI, Inc.	141,044
7,700	(1) Advanced Energy Industries, Inc.	154,693
14,500	(1) Aeroflex, Inc.	212,715
10,600	Alpha Industries, Inc.	246,768
4,200	(1) Brooks Automation, Inc.	135,576
7,900	(1) C-COR.net Corp.	54,115
3,100	(1) Catapult Communications Corp.	70,215
3,800	Keithley Instruments, Inc.	63,384
4,200	(1) RadiSys Corp.	57,834
6,700	(1) Radiant Systems, Inc.	44,287
3,500	(1) SBS Technologies, Inc.	53,725
15,600	(1) Stratos Lightwave, Inc.	63,960
3,000	(1) Supertex, Inc.	47,070
2,000	(1) Triumph Group, Inc.	51,380
7,900	(1) Varian Semiconductor Equipment Associates, Inc.	237,316

	Total	1,634,082

	Energy Minerals--5.5%
3,400	(1) Key Production Co.	53,040
10,900	(1) Newfield Exploration Co.	379,429
4,100	(1) Nuevo Energy Co.	57,810
13,000	Pogo Producing Co.	355,160
500	(1) Prima Energy Corp.	12,155
6,900	St. Mary Land & Exploration Co.	141,243
6,300	(1) Stone Energy Corp.	249,165
9,500	(1) Tom Brown, Inc.	221,825
29,800	XTO Energy, Inc.	536,400

	Total	2,006,227

	Finance--12.8%
5,600	American Financial Holdings, Inc.	142,128
7,750	Chittenden Corp.	191,735
7,800	Commerce Bancorp, Inc.	569,400
12,500	Commercial Federal Corp.	312,000
12,500	Cullen Frost Bankers, Inc.	337,000
6,900	Downey Financial Corp.	242,466
15,800	First American Corp.	263,070
9,900	First Midwest Bancorp, Inc.	330,858
6,500	First Bancorp	178,555
17,200	Fremont General Corp.	86,172
15,800	Hooper Holmes, Inc.	108,230
11,400	Hudson United Bancorp	296,286
6,000	Kilroy Realty Corp.	140,460
10,100	Mutual Risk Management Ltd.	92,415
2,400	RLI Corp.	96,600
11,600	Raymond James Financial, Inc.	339,068
6,900	Riggs National Corp.	97,635
6,100	Selective Insurance Group, Inc.	131,028
4,170	Southwest Securities Group, Inc.	72,975
9,500	Susquehanna Bancshares, Inc.	200,925
4,600	UCBH Holdings, Inc.	133,400
10,100	United Bankshares, Inc.	274,720

	Total	4,637,126

	Health Care--9.9%
9,900	Alpharma, Inc., Class A	274,230
12,100	(1) Cephalon, Inc.	762,905
8,500	(1) Cerner Corp.	456,875
8,000	(1) IDEXX Laboratories, Inc.	201,600
7,400	Invacare Corp.	247,900
5,800	Mentor Corp.	161,936
5,400	(1) Noven Pharmaceuticals, Inc.	115,776
12,000	(1) Orthodontic Centers of America, Inc.	302,760
6,000	(1) Parexel International Corp.	89,580
11,500	(1) Renal Care Group, Inc.	361,100
14,600	Universal Health Services, Inc., Class B	589,694

	Total	3,564,356

	Health Services--0.6%
11,600	(1) Mid Atlantic Medical Services, Inc.	215,180

	Health Technology--5.0%
6,200	(1) Enzo Biochem, Inc.	127,224
7,300	(1) Medicis Pharmaceutical Corp., Class A	421,137
7,600	(1) ResMed, Inc.	424,080
10,100	(1) Techne Corp.	304,414
8,100	Varian Medical Systems, Inc.	543,510

	Total	1,820,365

	Industrial Services--1.0%
5,200	Offshore Logistics, Inc.	103,740
9,900	(1) Tetra Tech, Inc.	256,212

	Total	359,952

	Non-Energy Minerals--0.4%
9,400	(1) Stillwater Mining Co.	146,546

	Paper & Related Products--0.1%
3,800	Pope & Talbot, Inc.	49,400

	Process Industries--3.7%
5,600	(1) Armor Holdings, Inc.	135,968
5,600	Brady (W.H.) Corp., Class A	177,016
3,872	(1) Intermagnetics General Corp.	111,630
4,200	(1) Ionics, Inc.	98,700
5,400	Kaman Corp., Class A	73,062
5,800	OM Group, Inc.	351,190
7,000	(1) Scotts Co., Class A	282,170
7,700	Wellman, Inc.	97,097

	Total	1,326,833

	Producer Manufacturing--8.1%
8,700	(1) Anixter International, Inc.	215,760
8,200	Baldor Electric Co.	155,964
6,000	Belden, Inc.	120,060
10,600	(1) Cable Design Technologies, Class A	135,468
6,400	C&D Technologies, Inc.	132,608
7,500	Graco, Inc.	243,750
7,400	IDEX Corp.	215,340
6,200	Intermet Corp.	18,600
8,100	(1) Mueller Industries, Inc.	234,495
4,100	OshKosh Truck Corp.	157,030
2,800	Robbins & Myers, Inc.	76,720
7,500	Roper Industries, Inc.	318,000
6,000	Ryerson Tull, Inc.	69,000
8,500	SLI, Inc.	21,250
3,200	(1) SPS Technologies, Inc.	95,680
5,700	Smith (A.O.) Corp.	90,060
9,300	Tredegar Industries, Inc.	165,075
5,400	Triarc Companies, Inc., Class A	124,740
7,700	(1) Zebra Technologies Corp., Class A	354,739

	Total	2,944,339

	Retail Trade--8.7%
12,500	(1) 99 Cents Only Stores	444,375
3,900	(1) Christopher & Banks Corp.	128,505
5,100	(1) Cost Plus, Inc.	99,195
4,100	(1) Discount Auto Parts, Inc.	68,470
4,500	(1) Dress Barn, Inc.	101,880
4,800	(1) Footstar, Inc.	160,320
5,300	(1) Genesco, Inc.	96,725
4,200	Hancock Fabrics, Inc.	49,350
9,900	(1) Linens 'N Things, Inc.	180,180
9,900	(1) Mens Wearhouse, Inc.	196,713
7,800	(1) Michaels Stores, Inc.	400,686
7,900	(1) Pacific Sunwear of California, Inc.	108,625
10,300	Pier 1 Imports, Inc.	113,403
10,100	Regis Corp. Minnesota	214,726
7,000	Shopko Stores, Inc.	60,550
2,700	(1) Ultimate Electronics, Inc.	48,978
13,000	(1) Whole Foods Market, Inc.	451,750
8,400	(1) Zale Corp.	240,408

	Total	3,164,839

	Services--4.1%
9,000	Applebee's International, Inc.	270,900
6,700	(1) CEC Entertainment, Inc.	259,558
8,700	Central Parking Corp.	132,240
9,500	(1) Jack in the Box, Inc.	233,700
5,300	Landry's Restaurants, Inc.	93,015
3,400	(1) Panera Bread Co.	139,910
6,200	Pinnacle Entertainment, Inc.	42,780
5,200	(1) Prepaid Legal Services, Inc.	79,300
6,400	(1) Sonic Corp.	214,464

	Total	1,465,867

	Technology--5.6%
6,600	AAR Corp.	50,160
5,700	(1) Actel Corp.	105,735
10,100	(1) American Management System, Inc.	133,118
12,600	(1) Aspect Communications Corp.	28,224
11,000	(1) Auspex Systems, Inc.	19,800
6,800	CTS Corp.	109,820
13,900	(1) Ciber, Inc.	93,130
10,600	(1) Cognex Corp.	201,188
3,700	(1) Digi International, Inc.	16,761
8,600	(1) Filenet Corp.	125,302
5,400	(1) Gerber Scientific, Inc.	59,346
8,400	(1) HNC Software, Inc.	145,320
6,100	(1) Hutchinson Technology, Inc.	110,898
7,700	(1) Intervoice-Brite, Inc.	95,942
6,000	(1) Lone Star Technologies, Inc.	98,640
4,200	(1) MICROS Systems, Inc.	90,678
8,700	Methode Electronics, Inc., Class A	63,075
8,200	National Data Corp.	288,640
5,200	(1) Three-Five Systems, Inc.	80,652
5,900	(1) Trimble Navigation Ltd.	103,840

	Total	2,020,269

	Technology Services--1.6%
7,400	(1) Aspen Technology, Inc.	98,050
7,900	(1) Hyperion Solutions Corp.	118,500
3,500	(1) Mapinfo Corp.	31,745
8,600	(1) Progress Software Corp.	127,194
8,000	(1) Systems & Computer Technology Corp.	98,000
8,400	(1) Verity, Inc.	89,208

	Total	562,697

	Transportation--2.9%
6,000	Arnold Industries, Inc.	129,720
6,800	(1) Frontier Airlines, Inc.	74,392
7,700	(1) Heartland Express, Inc.	180,950
14,200	Kansas City Southern Industries, Inc.	177,500
8,200	(1) Mesa Air Group, Inc.	43,870
13,600	SkyWest, Inc.	248,880
6,400	USFreightways Corp.	199,104

	Total	1,054,416

	Utilities--2.8%
9,800	Atmos Energy Corp.	211,190
13,200	Philadelphia Suburban Corp.	376,200
7,800	Piedmont Natural Gas, Inc.	248,040
7,800	Southwest Gas Corp.	160,680

	Total	996,110

	Total Common Stocks (identified cost $36,111,694)	35,078,366

Mutual Fund Shares--1.9%
685,000	Independence One Prime Money Market Fund (at net asset value)	685,000

	Total Investments (identified cost $36,796,694) (2)	$35,763,366

(1) Non-income producing security.

(2) The cost of investments for federal tax purposes amounts to $36,796,694. The net unrealized depreciation of investments on a federal tax basis amounts to $1,033,328 which is comprised of $6,081,180 appreciation and $7,114,508 depreciation at October 31, 2001.

Note: The categories of investments are shown as a percentage of net assets ($36,152,161) at October 31, 2001.

See Notes which are an integral part of the Financial Statements

Independence One Small Cap Fund
Statement of Assets and Liabilities

October 31, 2001 (unaudited)

Assets:
Total investments in securities, at value (identified cost $36,796,694)		$35,763,366
Cash		387
Income receivable		10,807
Receivable for investments sold		424,082

Total assets		36,198,642
Liabilities:
Payable to adviser	$14,795
Other accrued expenses	31,686

Total liabilities		46,481

Net Assets for 3,986,164 shares outstanding		$36,152,161

Net Assets Consist of:
Paid in capital		$36,961,811
Net unrealized depreciation of investments		(1,033,328)
Accumulated net realized gain on investments		279,805
Accumulated net operating loss		(56,127)

Total Net Assets		$36,152,161

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Net Asset Value Per Share ($36,152,161 ÷ 3,986,164 shares outstanding)		$9.07

Offering Price Per Share (100/96.00 of $9.07) (1)		$9.45

Redemption Proceeds Per Share		$9.07

(1) See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Independence One Small Cap Fund
Statement of Operations

Six Months Ended October 31, 2001 (unaudited)

Investment Income:
Dividends (net of foreign taxes withheld of $169)		$122,447
Interest		14,082

Total income		136,529
Expenses:
Investment adviser fee	$98,676
Administrative personnel and services fee	19,976
Custodian fees	11,825
Transfer and dividend disbursing agent fees and expenses	16,708
Trustees' fees	1,118
Auditing fees	5,948
Legal fees	2,892
Portfolio accounting fees	25,461
Share registration costs	6,789
Printing and postage	3,886
Insurance premiums	230
Miscellaneous	1,260

Total expenses	194,769
Waiver:
Waiver of investment adviser fee	(2,113)

Net expenses		192,656

Net operating loss		(56,127)

Realized and Unrealized Loss on Investments:
Net realized loss on investments		(173,893)
Net change in unrealized appreciation/depreciation of investments		(2,091,059)

Net realized and unrealized loss on investments		(2,264,952)

Change in net assets resulting from operations		$(2,321,079)

See Notes which are an integral part of the Financial Statements

Independence One Small Cap Fund
Statement of Changes in Net Assets

	Six Months Ended (unaudited) October 31, 2001	Year Ended April 30, 2001
Increase (Decrease) in Net Assets:
Operations--
Net operating loss	$(56,127)	$(85,287)
Net realized gain (loss) on investments	(173,893)	5,869,241
Net change in unrealized appreciation/depreciation of investments	(2,091,059)	(3,962,293)

Change in net assets resulting from operations	(2,321,079)	1,821,661

Distributions to Shareholders--
Distributions from net realized gains	--	(4,830,640)

Share Transactions--
Proceeds from sale of shares	1,337,297	8,404,804
Net asset value of shares issued to shareholders in payment of distributions declared	--	4,818,442
Cost of shares redeemed	(3,497,646)	(8,912,955)

Change in net assets resulting from share transactions	(2,160,349)	4,310,291

Change in net assets	(4,481,428)	1,301,312
Net Assets:
Beginning of period	40,633,589	39,332,277

End of period	$36,152,161	$40,633,589

See Notes which are an integral part of the Financial Statements

Independence One Small Cap Fund
Financial Highlights

(For a share outstanding throughout each period)

	Six Months Ended (unaudited) October 31, 2001		Year Ended April 30,		Period Ended April 30, 1999 (1)
			2001	2000
Net asset value, beginning of period	$ 9.65		$10.47	$ 9.40	$10.00
Income from investment operations
Net operating loss	(0.01)		(0.02)	(0.03)	(0.01)
Net realized and unrealized gain (loss) on investments	(0.57)		0.47	1.65	(0.59	)(2)

Total from investment operations	(0.58)		0.45	1.62	(0.60)

Less distributions
Distributions from net investment income	--		--	--	(0.00	)(3)
Distributions from net realized gain on investments	--		(1.27)	(0.55)	(0.00	)(3)

Total distributions	--		(1.27)	(0.55)	(0.00	)(3)

Net asset value, end of period	$ 9.07		$ 9.65	$10.47	$ 9.40

Total return (4)	(6.01)%		4.72%	17.86%	(5.94)%
Ratios to average net assets
Expenses	0.98	%(6)	0.98%	1.07%	1.27	%(6)
Net operating loss	(0.28	)%(6)	(0.21)%	(0.28)%	(0.09	)%(6)
Expense waiver/reimbursement (5)	0.01	%(6)	0.03%	0.05%	0.42	%(6)
Supplemental data
Net assets, end of period (000 omitted)	$36,152		$40,634	$39,332	$29,587
Portfolio turnover	16%		65%	38%	36%

(1) Reflects operations for the period from June 22, 1998 (date of initial public investment) to April 30, 1999.

(2) The amount shown may not accord with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.

(3) Amount represents less than $0.005 per share.

(4) Based on net asset value.

(5) This voluntary expense decrease is reflected in both the expense and the net operating loss ratios shown above.

(6) Computed on an annualized basis.

See Notes which are an integral part of the Financial Statements

Independence One International Equity Fund
Portfolio of Investments

October 31, 2001 (unaudited)

Shares		Value
Common Stocks--96.0%
Australia--1.2%
	Banking--1.2%
11,950	Commonwealth Bank of Australia	$179,088

	Total Australia (identified cost $168,411)	179,088

France--11.0%
	Business & Public Services--0.6%
1,770	Cap Gemini SA	99,502

	Electrical & Electronics--1.4%
4,310	STMicroelectronics NV	121,726
2,300	Schneider Electric SA	92,017

	Total	213,743

	Energy Sources--3.5%
3,902	TotalFinaElf SA	547,506

	Health & Personal Care--4.0%
3,850	Aventis SA	283,091
2,100	L'Oreal SA	144,874
3,160	Sanofi Synthelabo SA	208,196

	Total	636,161

	Insurance--1.5%
10,800	Axa	236,052

	Total France (identified cost $1,882,586)	1,732,964

Germany--5.1%
	Banking--1.6%
4,400	Deutsche Bank AG	244,539

	Business & Public Services--1.2%
1,800	SAP AG	186,186

	Electrical & Electronics--0.8%
2,770	Siemens AG	134,116

	Household & Personal Products--0.5%
700	Beiersdorf AG	78,670

	Insurance--1.0%
692	Allianz AG Holding	162,949

	Total Germany (identified cost $952,683)	806,460

Hong Kong--4.0%
	Banking--2.8%
41,000	HSBC Holdings PLC	444,167

	Multi-Industry--1.2%
22,900	Hutchison Whampoa Ltd.	184,962

	Total Hong Kong (identified cost $214,083)	629,129

Ireland--3.5%
	Banking--1.0%
17,300	Allied Irish Banks PLC	167,275

	Building Materials & Components--1.9%
19,000	CRH PLC	293,940

	Pharmaceuticals & Biotechnology--0.6%
2,000	(1) Elan Corp. PLC	91,744

	Total Ireland (identified cost $611,516)	552,959

Italy--2.1%
	Banking--1.4%
21,000	Sanpaolo IMI SPA	220,428

	Insurance--0.7%
13,000	Mediolanum SPA	100,675

	Total Italy (identified cost $409,508)	321,103

Japan--13.9%
	Appliances & Household Durables--1.4%
5,900	Sony Corp.	222,914

	Automobiles--1.4%
9,000	Toyota Motor Corp.	218,124

	Business & Public Services--1.0%
3,000	SECOM Co. Ltd.	155,943

	Data Processing & Reproduction--2.5%
5,000	Canon, Inc.	145,253
17,000	Fujitsu Ltd.	125,684
800	Keyence Corp.	121,751

	Total	392,688

	Electrical & Electronics--1.9%
11,000	Hitachi Ltd.	74,952
14,000	NEC Corp.	126,811
16	(1) Nippon Foundry, Inc.	96,618

	Total	298,381

	Electronic Components, Instruments--0.9%
1,300	Rohm Co.	138,227

	Health & Personal Care--1.9%
9,000	Kao Corp.	212,983
2,000	Takeda Chemical Industries	96,781

	Total	309,764

	Telecommunications--2.9%
24	NTT DoCoMo, Inc.	325,105
31	Nippon Telegraph & Telephone Corp.	127,496

	Total	452,601

	Total Japan (identified cost $3,079,593)	2,188,642

Netherlands--10.1%
	Business & Public Services--1.4%
7,300	(1) Equant NV	75,837
5,166	VNU NV	150,555

	Total	226,392

	Chemicals--1.1%
4,020	Akzo Nobel NV	164,699

	Electronic Components, Instruments--0.5%
5,000	(1) ASM Lithography Holding NV	71,956

	Financial Services--3.0%
19,200	ING Groep NV	478,363

	Insurance--1.8%
12,000	Fortis NV	283,866

	Merchandising--1.6%
9,168	Ahold NV	257,775

	Recreation, Other Consumer Goods--0.7%
1,300	Gucci Group NV	110,790

	Total Netherlands (identified cost $1,940,601)	1,593,841

New Zealand--1.0%
	Telecommunications--1.0%
85,000	Telecom Corp. of New Zealand, Ltd.	162,280

	Total New Zealand (identified cost $206,040)	162,280

Portugal--1.4%
	Telecommunications--1.4%
28,000	Portugal Telecom SA	221,624

	Total Portugal (identified cost $253,273)	221,624

Spain--4.1%
	Banking--2.3%
33,000	Banco Bilbao Vizcaya Argentaria SA	368,945

	Telecommunications--1.8%
23,300	Telefonica SA	279,569

	Total Spain (identified cost $810,660)	648,514

Sweden--0.5%
	Electrical & Electronics--0.5%
16,000	Telefonaktiebolaget LM Ericsson AB	69,298

	Total Sweden (identified cost $83,272)	69,298

Switzerland--9.9%
	Banking--2.6%
10,960	Credit Suisse Group	400,117

	Business & Public Services--2.3%
8,300	Adecco SA	366,960

	Food & Household Products--1.9%
1,460	Nestle SA	302,660

	Health & Personal Care--2.6%
11,040	Novartis AG	412,827

	Insurance--0.5%
700	Swiss Re	71,913
700	Swiss Re, Rights	0

	Total	71,913

	Total Switzerland (identified cost $1,643,759)	1,554,477

United Kingdom--28.2%
	Banking--1.5%
24,000	Standard Chartered PLC	239,521

	Beverage & Tobacco--2.1%
33,000	Diageo PLC	329,102

	Broadcasting & Publishing--1.8%
23,952	Pearson PLC	286,359

	Business & Public Services--2.1%
11,980	Logica PLC	129,481
29,000	Rentokil Initial PLC	104,268
10,200	Reuters Group PLC	96,462

	Total	330,211

	Electronic Components, Instruments--0.8%
23,000	(1) ARM Holdings PLC	116,274

	Energy Sources--5.7%
41,000	BP Amoco PLC	330,562
74,893	Shell Transport & Trading Co.	560,304

	Total	890,866

	Food & Drug Retailing--0.9%
39,000	Tesco PLC	137,389

	Food & Household Products--0.9%
20,000	Unilever PLC	145,125

	Health & Personal Care--4.2%
4,000	AstraZeneca Group PLC	180,193
17,969	GlaxoSmithKline PLC	482,927

	Total	663,120

	Insurance--4.0%
23,800	CGNU PLC	285,238
33,000	Prudential PLC	345,162

	Total	630,400

	Telecommunications--4.2%
18,621	Cable & Wireless PLC	84,127
247,526	Vodafone Group PLC	571,734

	Total	655,861

	Total United Kingdom (identified cost $5,577,570)	4,424,228

	Total Common Stocks (identified cost $17,833,555)	15,084,607

Preferred Stocks--2.1%
Germany--2.1%
	Automobiles--0.8%
430	Porsche AG, Pfd.	119,897

	Health & Personal Care--1.3%
2,644	Fresenius AG, Pfd.	212,844

	Total Germany (identified cost $364,252)	332,741

	Total Preferred Stocks (identified cost $364,252)	332,741

Mutual Fund Shares--0.6%
102,000	Independence One Prime Money Market Fund (at net asset value)	102,000

	Total Investments (identified cost $18,299,807) (2)	$15,519,348

(1) Non-income producing security.

(2) The cost of investments for federal tax purposes amounts to $18,299,807. The net unrealized depreciation of investments on a federal tax basis amounts to $2,780,459 which is comprised of $199,311 appreciation and $2,979,770 depreciation at October 31, 2001.

Note: The categories of investments are shown as a percentage of net assets ($15,721,000) at October 31, 2001.

See Notes which are an integral part of the Financial Statements

The following is the industry classification breakdown for the common and preferred stocks:

Industry Type	Total
Appliances & Household Durables	1.4%
Automobiles	2.2%
Banking	14.4%
Beverage & Tobacco	2.1%
Broadcasting & Publishing	1.8%
Building Materials & Components	1.9%
Business & Public Services	8.7%
Chemicals	1.0%
Data Processing & Reproduction	2.5%
Electrical & Electronics	4.6%
Electronic Components, Instruments	2.1%
Energy Sources	9.1%
Financial Services	3.0%
Food & Household Products	3.7%
Health & Personal Care	14.2%
Household & Personal Products	0.5%
Insurance	9.5%
Merchandising	1.6%
Multi-Industry	1.2%
Pharmaceuticals & Biotechnology	0.6%
Recreation, Other Consumer Goods	0.7%
Telecommunications	11.3%

Note: The industry classifications are shown as a percentage of net assets ($15,721,000) at October 31, 2001.

See Notes which are an integral part of the Financial Statements

Independence One International Equity Fund
Statement of Assets and Liabilities

October 31, 2001 (unaudited)

Assets:
Total investments in securities, at value (identified cost $18,299,807)		$15,519,348
Cash		250
Cash denominated in foreign currency (at identified cost $159,942)		160,841
Income receivable		44,368
Other assets		14,248

Total assets		15,739,055
Liabilities:
Payable to adviser	$7,378
Other accrued expenses	10,677

Total liabilities		18,055

Net Assets for 1,882,814 shares outstanding		$15,721,000

Net Assets Consist of:
Paid in capital		$23,196,791
Net unrealized depreciation of investments and translation of assets and liabilities in foreign currency transactions		(2,779,615)
Accumulated net realized loss on investments, foreign currency transactions, futures contracts and options		(4,698,874)
Undistributed net investment income		2,698

Total Net Assets		$15,721,000

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Net Asset Value Per Share ($15,721,000 ÷ 1,882,814 shares outstanding)		$8.35

Offering Price Per Share (100/96.00 of $8.35) (1)		$8.70

Redemption Proceeds Per Share		$8.35

(1) See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Independence One International Equity Fund
Statement of Operations

Six Months Ended October 31, 2001 (unaudited)

Investment Income:
Dividends (net of foreign taxes withheld of $15,312)			$153,605
Interest			4,743

Total income			158,348

Expenses:
Investment adviser fee		$92,503
Administrative personnel and services fee		25,548
Custodian fees		13,888
Transfer and dividend disbursing agent fees and expenses		13,371
Trustees' fees		738
Auditing fees		6,923
Legal fees		3,301
Portfolio accounting fees		28,876
Share registration costs		7,454
Printing and postage		11,293
Insurance premiums		354
Miscellaneous		1,283

Total expenses		205,532

Waivers:
Waiver of investment adviser fee	$(34,028)
Waiver of administrative personnel and services fee	(15,854)

Total waivers		(49,882)

Net expenses			155,650

Net investment income			2,698

Realized and Unrealized Loss on Investments and Foreign Currency:
Net realized loss on investments and foreign currency transactions			(1,148,094)
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency transactions			(3,474,614)

Net realized and unrealized loss on investments and foreign currency transactions			(4,622,708)

Change in net assets resulting from operations			$(4,620,010)

See Notes which are an integral part of the Financial Statements

Independence One International Equity Fund
Statement of Changes in Net Assets

	Six Months Ended (unaudited) October 31, 2001	Year Ended April 30, 2001
Increase (Decrease) in Net Assets
Operations--
Net investment income	$2,698	$213,818
Net realized loss on investments, foreign currency transactions, futures contracts and options	(1,148,094)	(3,755,075)
Net change in unrealized appreciation/depreciation of investments, translation of assets and liabilities in foreign currency transactions, futures contracts and options	(3,474,614)	(237,982)

Change in net assets resulting from operations	(4,620,010)	(3,779,239)

Distributions to Shareholders--
Distributions from net realized gains on investments and foreign currency transactions	--	(416,326)

Share Transactions--
Proceeds from sale of shares	175,516	4,942,326
Net asset value of shares issued to shareholders in payment of distributions declared	--	416,326
Cost of shares redeemed	(1,564,265)	(3,986,837)

Change in net assets resulting from share transactions	(1,388,749)	1,371,815

Change in net assets	(6,008,759)	(2,823,750)
Net Assets:
Beginning of period	21,729,759	24,553,509

End of period (including undistributed net investment income of $2,698 and $0, respectively)	$15,721,000	$21,729,759

See Notes which are an integral part of the Financial Statements

Independence One International Equity Fund
Financial Highlights

(For a share outstanding throughout each period)
	Six Months Ended (unaudited) October 31, 2001		Year Ended April 30,		Period Ended April 30, 1999 (1)
			2001	2000
Net asset value, beginning of period	$10.69		$12.77	$12.75	$10.00
Income from investment operations
Net investment income	0.00	(3)	0.11	0.10 (2)	0.01
Net realized and unrealized gain (loss) on investments, foreign currency transactions, futures contracts and options	(2.34)		(1.99)	1.06	2.92

Total from investment operations9	(2.34)		(1.88)	1.16	2.93

Less distributions
Distributions from net investment income	--		--	(0.01)	(0.02)
Distributions from net realized gain on investments, foreign currency transactions and futures contracts	--		(0.20)	(1.13)	(0.16)

Total distributions	--		(0.20)	(1.14)	(0.18)

Net asset value, end of period	$ 8.35		$10.69	$12.77	$12.75

Total return (4)	(21.89)%		(14.80)%	8.63%	29.42%
Ratios to average net assets
Expenses	1.68	%(6)	1.52%	1.54%	1.55	%(6)
Net investment income	0.03	%(6)	0.91%	0.75%	0.07	%(6)
Expense waiver/reimbursement (5)	0.54	%(6)	0.41%	0.61%	1.54	%(6)
Supplemental data
Net assets, end of period (000 omitted)	$15,721		$21,730	$24,544	$15,646
Portfolio turnover	19%		81%	34%	1%

(1) Reflects operations for the period from September 25, 1998 (date of initial public investment) to April 30, 1999.

(2) Based on average shares outstanding during the year.

(3) Amount represents less than $0.005 per share.

(4) Based on net asset value.

(5) This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

(6) Computed on an annualized basis.

See Notes which are an integral part of the Financial Statements

Independence One U.S. Government Securities Fund
Portfolio of Investments

October 31, 2001 (unaudited)

Principal Amount or Shares		Value
Government Agencies--53.7%
	Federal Farm Credit Bank--20.2%
$4,000,000	5.970%, 3/11/2005	$4,288,520
1,500,000	6.010%, 6/16/2010	1,607,400
2,000,000	6.750%, 1/13/2003	2,097,160

	Total	7,993,080

	Federal Home Loan Bank--33.5%
5,000,000	5.250%, 3/26/2004	5,051,900
3,000,000	6.350%, 6/28/2004	3,070,470
500,000	6.750%, 2/15/2002	506,950
4,000,000	7.200%, 6/14/2011	4,646,920

	Total	13,276,240

	Total Government Agencies (identified cost $19,970,842)	21,269,320

U.S. Treasury Obligations--44.0%
	U.S. Treasury Bonds--24.3%
3,000,000	6.500%, 11/15/2026	3,614,370
1,500,000	7.125%, 2/15/2023	1,900,620
3,000,000	8.125%, 8/15/2019	4,096,590

	Total	9,611,580

	U.S. Treasury Notes--19.7%
3,000,000	5.750%, 8/15/2010	3,328,110
4,000,000	6.000%, 8/15/2009	4,488,520

	Total	7,816,630

	Total U.S. Treasury Obligations (identified cost $14,968,343)	17,428,210

Mutual Fund Shares--1.3%
540,000	Independence One Prime Money Market Fund (at net asset value)	540,000

	Total Investments (identified cost $35,479,185) (1)	$39,237,530

(1) The cost of investments for federal tax purposes amounts to $35,479,185. The net unrealized appreciation of investments on a federal tax basis amounts to $3,758,345 which is comprised of $3,758,345 appreciation at October 31, 2001.

Note: The categories of investments are shown as a percentage of net assets ($39,627,133) at October 31, 2001.

See Notes which are an integral part of the Financial Statements

Independence One U.S. Government Securities Fund
Statement of Assets and Liabilities

October 31, 2001 (unaudited)

Assets:
Total investments in securities, at value (identified cost $35,479,185)		$39,237,530
Cash		727
Income receivable		568,305

Total assets		39,806,562
Liabilities:
Income distribution payable	$169,091
Payable to adviser	6,709
Other accrued expenses	3,629

Total liabilities		179,429

Net Assets for 3,621,336 shares outstanding		$39,627,133

Net Assets Consist of:
Paid in capital		$35,323,686
Net unrealized appreciation of investments		3,758,345
Accumulated net realized gain on investments		545,102

Total Net Assets		$39,627,133

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net Asset Value Per Share ($39,108,733 ÷ 3,573,962 shares outstanding)		$10.94

Offering Price Per Share (100/96.00 of $10.94) (1)		$11.40

Redemption Proceeds Per Share		$10.94

Class B Shares:
Net Asset Value Per Share ($518,400 ÷ 47,374 shares outstanding)		$10.94

Offering Price Per Share		$10.94

Redemption Proceeds Per Share (95.00/100 of $10.94) (1)		$10.39

(1) See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Independence One U.S. Government Securities Fund
Statement of Operations

Six Months Ended October 31, 2001 (unaudited)

Investment Income:
Interest		$1,201,625

Expenses:
Investment adviser fee	$144,332
Administrative personnel and services fee	20,890
Custodian fees	4,394
Transfer and dividend disbursing agent fees and expenses	26,056
Trustees' fees	1,430
Auditing fees	6,452
Legal fees	2,685
Portfolio accounting fees	27,535
Distribution services fee--Class B Shares	1,528
Shareholder services fee--Class B Shares	509
Share registration costs	10,437
Printing and postage	5,315
Insurance premiums	369
Miscellaneous	1,484

Total expenses	253,416
Waiver:
Waiver of investment adviser fee	(103,094)

Net expenses		150,322

Net investment income		1,051,303

Realized and Unrealized Gain on Investments:
Net realized gain on investments		204,454
Net change in unrealized appreciation of investments		2,106,714

Net realized and unrealized gain on investments		2,311,168

Change in net assets resulting from operations		$3,362,471

See Notes which are an integral part of the Financial Statements

Independence One U.S. Government Securities Fund
Statement of Changes in Net Assets

	Six Months Ended (unaudited) October 31, 2001	Year Ended April 30, 2001
Increase (Decrease) in Net Assets:
Operations--
Net investment income	$1,051,303	$2,519,489
Net realized gain on investments	204,454	352,872
Net change in unrealized appreciation of investments	2,106,714	1,486,289

Change in net assets resulting from operations	3,362,471	4,358,650

Distributions to Shareholders--
Distributions from net investment income
Class A Shares	(1,042,913)	(2,515,839)
Class B Shares	(8,390)	(3,650)
Distributions from net realized gains
Class A Shares	--	(498,021)
Class B Shares	--	(617)

Change in net assets resulting from distributions to shareholders	(1,051,303)	(3,018,127)

Share Transactions--
Proceeds from sale of shares	780,682	7,500,783
Net asset value of shares issued to shareholders in payment of distributions declared	106,605	659,748
Cost of shares redeemed	(6,627,711)	(11,712,855)

Change in net assets resulting from share transactions	(5,740,424)	(3,552,324)

Change in net assets	(3,429,256)	(2,211,801)
Net Assets:
Beginning of period	43,056,389	45,268,190

End of period	$39,627,133	$43,056,389

See Notes which are an integral part of the Financial Statements

Independence One U.S. Government Securities Fund
Financial Highlights--Class A Shares

(For a share outstanding throughout each period)

	Six Months Ended (unaudited) October 31,		Year Ended April 30,
	2001		2001	2000	1999	1998	1997
Net asset value, beginning of period	$10.33		$10.03	$10.41	$10.41	$ 9.98	$ 9.98
Income from investment operations
Net investment income	0.27		0.57	0.55	0.56	0.58	0.59
Net realized and unrealized gain (loss) on investments	0.61		0.41	(0.35)	0.00 (1)	0.43	0.01

Total from investment operations	0.88		0.98	0.20	0.56	1.01	0.60

Less distributions
Distributions from net investment income	(0.27)		(0.57)	(0.55)	(0.56)	(0.58)	(0.59)
Distributions from net realized gain on investments	--		(0.11)	(0.03)	--	--	(0.01)

Total distributions	(0.27)		(0.68)	(0.58)	(0.56)	(0.58)	(0.60)

Net asset value, end of period	$10.94		$10.33	$10.03	$10.41	$10.41	$ 9.98

Total return (2)	8.63%		10.04%	2.08%	5.41%	10.37%	6.15%
Ratios to average net assets
Expenses	0.72	%(4)	0.71%	0.69%	0.60%	0.61%	0.57%
Net investment income	5.11	%(4)	5.58%	5.44%	5.28%	5.67%	5.82%
Expense waiver/reimbursement (3)	0.50	%(4)	0.51%	0.40%	0.41%	0.45%	0.45%
Supplemental data
Net assets, end of period (000 omitted)	$39,109		$42,782	$45,255	$59,459	$70,867	$71,883
Portfolio turnover	0%		27%	28%	31%	28%	73%

(1) Amount represents less than $0.005 per share.

(2) Based on net asset value.

(3) This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

(4) Computed on an annualized basis.

See Notes which are an integral part of the Financial Statements

Independence One U.S. Government Securities Fund
Financial Highlights--Class B Shares

(For a share outstanding throughout each period)

	Six Months Ended (unaudited) October 31, 2001		Year Ended April 30, 2001	Period Ended April 30, 2000 (1)

Net asset value, beginning of period	$10.33		$10.03	$10.00
Income from investment operations
Net investment income	0.22		0.47	0.07
Net realized and unrealized gain on investments	0.61		0.41	0.03

Total from investment operations	0.83		0.88	0.10

Less distributions
Distributions from net investment income	(0.22)		(0.47)	(0.07)
Distributions from net realized gain on investments	--		(0.11)	--

Total distributions	(0.22)		(0.58)	(0.07)

Net asset value, end of period	$10.94		$10.33	$10.03

Total return (2)	8.09%		8.95%	0.97%
Ratios to average net assets
Expenses	1.72	%(4)	1.71%	1.75	%(4)
Net investment income	4.12	%(4)	4.52%	4.53	%(4)
Expense waiver/reimbursement (3)	0.50	%(4)	0.51%	0.40	%(4)
Supplemental data
Net assets, end of period (000 omitted)	$518		$274	$13
Portfolio turnover	0%		27%	28%

(1) Reflects operations for the period from March 8, 2000 (date of initial public investment) to April 30, 2000.

(2) Based on net asset value.

(3) This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

(4) Computed on an annualized basis.

See Notes which are an integral part of the Financial Statements

Independence One Fixed Income Fund
Portfolio of Investments

October 31, 2001 (unaudited)

Principal Amount or Shares		Value
Corporate Bonds--42.7%
	Automobile--3.4%
$1,000,000	DaimlerChrysler AG, Unsecured Note, 7.400%, 1/20/2005	$1,037,530
2,000,000	Ford Motor Credit Co., Note, 6.750%, 8/15/2008	1,991,940

	Total	3,029,470

	Banking--4.9%
3,000,000	Bank One Corp., Unsecured Sr. Note, 7.625%, 8/1/2005	3,302,370
1,000,000	Bank One Corp., Sub. Note, 8.740%, 9/15/2003	1,093,560

	Total	4,395,930

	Chemicals--3.6%
3,000,000	Du Pont (E.I.) de Nemours & Co., Note, 6.750%, 10/15/2004	3,255,060

	Commercial Services--8.1%
1,000,000	Associates Corp. of North America, Sr. Note, 6.260%, 2/15/2006	1,048,250
1,000,000	General Electric Capital Corp., Deb., 5.500%, 11/1/2001	1,000,000
2,000,000	General Electric Capital Corp., Note, 6.500%, 11/1/2006	2,196,200
3,000,000	International Business Machines Corp., Note, 5.375%, 2/1/2009	3,030,150

	Total	7,274,600

	Entertainment--2.4%
2,000,000	Disney (Walt) Co., Sr. Note, Series B, 6.750%, 3/30/2006	2,133,760

	Financial Services--9.6%
1,000,000	BellSouth Capital Funding Corp., Note, 7.750%, 2/15/2010	1,134,490
1,000,000	Merrill Lynch & Co., Inc., Note, 6.800%, 11/3/2003	1,070,840
1,000,000	Merrill Lynch & Co., Inc., Note, 7.000%, 3/15/2006	1,085,740
3,000,000	Morgan Stanley, Dean Witter & Co., Sr. Note, Series C, 7.375%, 4/15/2003	3,182,580
2,000,000	Salomon Smith Barney Holdings, Inc., Note, 7.000%, 3/15/2004	2,157,620

	Total	8,631,270

	Food & Beverage--1.2%
1,000,000	Sara Lee Corp., MTN, 6.300%, 11/7/2005	1,065,130

	Pharmaceuticals--1.3%
1,000,000	Lilly (Eli) & Co., Unsecured Note, 8.375%, 12/1/2006	1,177,490

	Retail Trade--3.5%
1,000,000	Gap (The), Inc., Note, 6.900%, 9/15/2007	997,660
2,000,000	Wal-Mart Stores, Inc., Unsecured Sr. Note, 6.550%, 8/10/2004	2,162,100

	Total	3,159,760

	Telecommunications--4.7%
2,000,000	AT&T Corp., Note, 6.500%, 9/15/2002	2,051,860
$1,000,000	AT&T Corp., Note, 7.500%, 6/1/2006	1,081,370
1,000,000	U.S. West Communications, Inc., Note, 6.625%, 9/15/2005	1,026,590

	Total	4,159,820

	Total Corporate Bonds (identified cost $36,096,091)	38,282,290

Government Agencies--25.8%
	Federal Farm Credit Bank--8.2%
1,000,000	5.150%, 1/7/2003	1,028,110
2,000,000	5.970%, 3/11/2005	2,144,260
1,000,000	6.300%, 8/8/2007	1,101,880
3,000,000	6.875%, 5/1/2002	3,073,740

	Total	7,347,990

	Federal Home Loan Bank--17.6%
2,000,000	5.020%, 2/11/2004	2,012,460
4,000,000	5.125%, 9/15/2003	4,180,560
2,000,000	5.530%, 1/15/2003	2,066,200
1,000,000	5.575%, 9/2/2003	1,052,490
2,000,000	5.610%, 2/27/2007	2,058,000
2,000,000	5.875%, 11/15/2007	2,168,040
2,000,000	6.500%, 8/14/2009	2,223,040

	Total	15,760,790

	Total Government Agencies (identified cost $22,127,905)	23,108,780

U.S. Treasury Obligations--27.8%
	U.S. Treasury Bond--1.3%
1,000,000	6.00%, 2/15/2026	1,129,150

	U.S. Treasury Notes--26.5%
5,500,000	5.625%, 5/15/2008	6,021,510
3,000,000	5.750%, 8/15/2010	3,328,110
5,000,000	6.000%, 8/15/2009	5,610,650
6,000,000	6.250%, 2/15/2007	6,721,620
2,000,000	6.375%, 8/15/2002	2,069,420

	Total	23,751,310

	Total U.S. Treasury Obligations (identified cost $22,762,148)	24,880,460

	Mutual Fund Shares--2.8%
2,515,000	Independence One Prime Money Market Fund (at net asset value)	2,515,000

	Total Investments (identified cost $83,501,144) (1)	$88,786,530

(1) The cost of investments for federal tax purposes amounts to $83,734,303. The net unrealized appreciation of investments on a federal tax basis amounts to $5,052,227 which is comprised of $5,231,309 appreciation and $179,082 depreciation at October 31, 2001.

Note: The categories of investments are shown as a percentage of net assets ($89,593,419) at October 31, 2001.

The following acronym is used throughout this portfolio:

MTN--Medium Term Note

See Notes which are an integral part of the Financial Statements

Independence One Fixed Income Fund
Statement of Assets and Liabilities

October 31, 2001 (unaudited)

Assets:
Total investments in securities, at value (identified cost of $83,734,303 and cost reflecting generally accepted accounting principals of $83,501,144)		$88,786,530
Cash		331
Income receivable		1,263,086

Total assets		90,049,947
Liabilities:
Income distribution payable	$400,974
Payable to adviser	22,647
Other accrued expenses	32,907

Total liabilities		456,528

Net Assets for 8,714,134 shares outstanding		$89,593,419

Net Assets Consist of:
Paid in capital		$86,832,512
Net unrealized appreciation of investments		5,285,386
Accumulated net realized loss on investments		(1,872,472)
Distribution in excess of net investment income		(652,007)

Total Net Assets		$89,593,419

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Trust Shares:
Net Asset Value Per Share ($89,588,020 ÷ 8,713,609 shares outstanding)		$10.28

Offering Price Per Share		$10.28

Redemption Proceeds Per Share		$10.28

Class B Shares:
Net Asset Value Per Share ($5,399 ÷ 525 shares outstanding)		$10.28

Offering Price Per Share		$10.28

Redemption Proceeds Per Share (95.00/100 of $10.28) (1)		$ 9.77

(1) See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Independence One Fixed Income Fund
Statement of Operations

Six Months Ended October 31, 2001 (unaudited)

Investment Income:
Interest		$2,636,721

Expenses:
Investment adviser fee	$339,039
Administrative personnel and services fee	45,827
Custodian fees	5,337
Transfer and dividend disbursing agent fees and expenses	10,400
Trustees' fees	2,727
Auditing fees	6,939
Legal fees	2,770
Portfolio accounting fees	20,822
Distribution services fee--Class B Shares	9
Shareholder services fee--Class B Shares	3
Share registration costs	18,835
Printing and postage	5,838
Insurance premiums	407
Miscellaneous	1,965

Total expenses	460,918
Waiver:
Waiver of investment adviser fee	(203,423)

Net expenses		257,495

Net investment income		2,379,226

Realized and Unrealized Gain on Investments:
Net realized gain on investments		449,977
Net change in unrealized appreciation of investments		3,181,131

Net realized and unrealized gain on investments		3,631,108

Change in net assets resulting from operations		$6,010,334

See Notes which are an integral part of the Financial Statements

Independence One Fixed Income Fund
Statement of Changes in Net Assets

	Six Months Ended (unaudited) October 31, 2001	Year Ended April 30, 2001
Increase (Decrease) in Net Assets:
Operations--
Net investment income	$2,379,226	$5,532,903
Net realized gain (loss) on investments	449,977	(1,513,985)
Net change in unrealized appreciation/depreciation of investments	3,181,131	4,846,999

Change in net assets resulting from operations	6,010,334	8,865,917

Distributions to Shareholders--
Distributions from net investment income
Trust Shares	(2,430,910)	(5,529,295)
Class B Shares	(53)	--

Change in net assets resulting from distributions to shareholders	(2,430,963)	(5,529,295)

Share Transactions--
Proceeds from sale of shares	2,390,448	8,920,743
Net asset value of shares issued to shareholders in payment of distributions declared	1,403,162	4,673,582
Cost of shares redeemed	(8,550,492)	(19,362,339)

Change in net assets resulting from share transactions	(4,756,882)	(5,768,014)

Change in net assets	(1,177,511)	(2,431,392)
Net Assets:
Beginning of period	90,770,930	93,202,322

End of period	$89,593,419	$90,770,930

See Notes which are an integral part of the Financial Statements

Independence One Fixed Income Fund
Financial Highlights--Class B Shares

(For a share outstanding throughout the period)

	Period Ended (unaudited) October 31, 2001 (1)
Net asset value, beginning of period	$10.00
Income from investment operations
Net investment income	0.10
Net realized and unrealized gain on investments	0.28

Total from investment operations	0.38

Less distributions
Distributions from net investment income	(0.10)

Net asset value, end of period	$10.28

Total return (2)	4.12%
Ratios to average net assets
Expenses	1.57	%(4)
Net investment income	4.36	%(4)
Expense waiver/reimbursement (3)	0.45	%(4)
Supplemental data
Net assets, end of period (000 omitted)	$5
Portfolio turnover	12%

(1) Reflects operations for the period from August 8, 2001 (date of initial public investment) to October 31, 2001.

(2) Based on net asset value.

(3) This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

(4) Computed on an annualized basis.

See Notes which are an integral part of the Financial Statements

Independence One Mutual Funds
Combined Notes to Financial Statements

October 31, 2001 (unaudited)

(1) Organization

Independence One Mutual Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end management investment company. The Trust consists of eight portfolios. The financial statements of the following diversified portfolios (individually referred to as the "Fund", or collectively as the "Funds") are presented herein:

Portfolio Name	Investment Objective
Independence One Equity Plus Fund ("Equity Plus Fund")	To provide total return.
Independence One Small Cap Fund ("Small Cap Fund")	To provide total return.
Independence One International Equity Fund ("International Equity Fund")	To provide total return.
Independence One U.S. Government Securities Fund ("U.S. Government Securities Fund")	To seek high current income.
Independence One Fixed Income Fund ("Fixed Income Fund")	To seek total return.

Equity Plus Fund offers three classes: Trust Shares, Class A Shares and Class B Shares. Small Cap Fund and International Equity Fund offer Class A Shares. U.S. Government Securities Fund offers Class A Shares and Class B Shares. Fixed Income Fund offers Trust Shares, Class A Shares and Class B Shares.

The financial statements of the other portfolios not listed above are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held.

(2) Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America.

Investment Valuation--U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Listed equity securities are valued at the last sale price reported on a national securities exchange, and in the absence of recorded sales for listed equity securities, at the mean between the last closing bid and asked prices. Securities for which no quotations are readily available are valued at fair value as determined in good faith using methods approved by the Board of Trustees (the "Trustees"). Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. With respect to valuation of foreign securities, trading on foreign exchanges may be completed at times which vary from the closing of the New York Stock Exchange. Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded prior to the closing of the New York Stock Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the foreign exchange rate in effect at noon, eastern time, on the day the value of the foreign security is determined. Investment gain and losses are determined on the identified cost basis.

Repurchase Agreements--It is the policy of the Funds to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Funds to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

The Funds will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Funds' adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Funds could receive less than the repurchase price on the sale of collateral securities.

Investment Income, Expenses and Distributions--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Equity Plus Fund, U.S. Government Securities Fund, and Fixed Income Fund offer multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of their respective Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

As required, effective May 1, 2001, the Funds have adopted the provisions of the American Institute of Certified Public Accountants (AICPA) Audit and Accounting Guide for Investment Companies and began amortizing premiums and accreting discounts on all debt securities. Prior to May 1, 2001, Fixed Income Fund did not amortize premiums and discounts on all debt securities. The cumulative effect of this accounting change had no impact on total net assets of the fund, but resulted in a $600,270 decrease in cost of securities and a corresponding $600,270 increase in net unrealized appreciation, based on securities held by the Fixed Income Fund on May 1, 2001.

The effect of this change for the six months ended October 31, 2001 was to decrease net investment income by $51,737, decrease net unrealized appreciation by $367,111 and increase net realized gains by $418,848. The Statement of Changes in Net Assets and Financial Highlights for prior periods have not been restated to reflect this change in presentation.

The adoption of the Guide did not have any effect on the financial statements for the other Funds.

Federal Taxes--It is the Funds' policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of their income. Accordingly, no provision for federal tax is necessary.

Withholding taxes on foreign interest and dividends have been provided for in accordance with the applicable country's tax rules and rates.

At April 30, 2001, the Fund listed below, for federal tax purposes, had a capital loss carryforward, as noted, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax.

Fund Name	Total Tax Loss Carryforward	Amount Expiring In 2008	Amount Expiring In 2009
Independence One Fixed Income Fund	$951,777	$507,863	$443,914

When-Issued and Delayed Delivery Transactions--The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Forward Foreign Currency Exchange Contracts--The International Equity Fund may enter into forward foreign currency exchange contracts to facilitate settlement transactions in foreign securities and to manage the Fund's foreign currency exposure. Purchase contracts are used to acquire exposure to foreign currencies; whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering these transactions from the potential inability of counterparts to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. Forward foreign currency contracts are marked-to market daily using foreign currency exchange rates supplied by an independent pricing service. The change in a contract's market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed or delivery is taken, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. At October 31, 2001, the International Equity Fund had no outstanding forward foreign currency exchange contracts.

Foreign Currency Translation--The accounting records of the International Equity Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies ("FC") are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income and expense amounts recorded and collected or paid are adjusted when reported by the custodian bank. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Use of Estimates--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other--Investment transactions are accounted for on a trade date basis.

(3) Shares of Beneficial Interest

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).

Transactions in shares were as follows:

	Equity Plus Fund
	Six Months Ended October 31, 2001		Year Ended April 30, 2001
	Shares	Dollars	Shares	Dollars
Trust Shares
Shares sold	354,850	$6,078,781	3,184,236	$72,252,139
Shares issued to shareholders in payment of distributions declared	35,981	608,947	714,754	14,908,501
Shares redeemed	(1,119,044)	(20,837,563)	(2,906,717)	(60,816,131)

Net change resulting from Trust Share transactions	(728,213)	$(14,149,835)	992,273	$26,344,509

	Equity Plus Fund
	Six Months Ended October 31, 2001		Period Ended April 30, 2001 (1)
	Shares	Dollars	Shares	Dollars
Class A Shares
Shares sold	33,900	$642,630	64,700	$1,441,098
Shares issued to shareholders in payment of distributions declared	166	2,808	1,970	40,763
Shares redeemed	(34,270)	(639,762)	(997)	(19,395)

Net change resulting from Class A Share transactions	(204)	$5,676	65,673	$1,462,466

(1) Reflects operations for the period from May 23, 2000 (date of initial public investment) to April 30, 2001.

	Equity Plus Fund
	Six Months Ended October 31, 2001		Year Ended April 30, 2001
	Shares	Dollars	Shares	Dollars
Class B Shares
Shares sold	16,398	$300,217	227,198	$5,145,144
Shares issued to shareholders in payment of distributions declared	--	--	13,624	281,598
Shares redeemed	(31,373)	(536,365)	(13,252)	(268,680)

Net change resulting from Class B Share transactions	(14,975)	(236,148)	227,570	5,158,062

Net change resulting from share transactions	(743,392)	$(14,380,307)	1,285,516	$32,965,037

	Small Cap Fund
	Six Months Ended October 31, 2001		Year Ended April 30, 2001
	Shares	Dollars	Shares	Dollars
Shares sold	136,196	$1,337,297	807,916	$8,404,804
Shares issued to shareholders in payment of distributions declared	--	--	518,112	4,818,442
Shares redeemed	(361,930)	(3,497,646)	(870,806)	(8,912,955)

Net change resulting from share transactions	(225,734)	$(2,160,349)	455,222	$4,310,291

	International Equity Fund
	Six Months Ended October 31, 2001		Year Ended April 30, 2001
	Shares	Dollars	Shares	Dollars
Shares sold	18,566	$175,516	419,500	$4,942,326
Shares issued to shareholders in payment of distributions declared	--	--	36,552	416,326
Shares redeemed	(169,117)	(1,564,265)	(345,434)	(3,986,837)

Net change resulting from share transactions	(150,551)	$(1,388,749)	110,618	$1,371,815

	U.S. Government Securities Fund
	Six Months Ended October 31, 2001		Year Ended April 30, 2001
	Shares	Dollars	Shares	Dollars
Class A Shares
Shares sold	53,016	$556,286	702,660	$7,215,794
Shares issued to shareholders in payment of distributions declared	9,602	100,218	63,231	656,080
Shares redeemed	(629,765)	(6,614,872)	(1,136,598)	(11,686,251)

Net change resulting from Class A Share transactions	(567,147)	$(5,958,368)	(370,707)	$(3,814,377)

	U.S. Government Securities Fund
	Six Months Ended October 31, 2001		Year Ended April 30, 2001
	Shares	Dollars	Shares	Dollars
Class B Shares
Shares sold	21,454	$224,396	27,407	$284,989
Shares issued to shareholders in payment of distributions declared	608	6,387	354	3,668
Shares redeemed	(1,210)	(12,839)	(2,559)	(26,604)

Net change resulting from Class B Share transactions	20,852	217,944	25,202	262,053

Net change resulting from share transactions	(546,295)	$(5,740,424)	(345,505)	$(3,552,324)

	Fixed Income Fund
	Six Months Ended October 31, 2001		Year Ended April 30, 2001
	Shares	Dollars	Shares	Dollars
Trust Shares
Shares sold	238,743	$2,385,249	912,836	$8,920,743
Shares issued to shareholders in payment of distributions declared	140,920	1,403,130	479,735	4,673,582
Shares redeemed	(855,355)	(8,550,492)	(1,974,298)	(19,362,339)

Net change resulting from Trust Share transactions	(475,692)	$(4,762,113)	(581,727)	$(5,768,014)

	Fixed Income Fund
	Period Ended October 31, 2001 (1)		Year Ended April 30, 2001
	Shares	Dollars	Shares	Dollars
Class B Shares
Shares sold	522	$5,199	--	--
Shares issued to shareholders in payment of distributions declared	3	32	--	--
Shares redeemed	--	--	--	--

Net change resulting from Class B Share transactions	525	5,231	--	--

Net change resulting from share transactions	(475,167)	$(4,756,882)	(581,727)	$(5,768,014)

(1) Reflects operations for the period from August 8, 2001 (date of initial public investment) to October 31, 2001.

(4) Investment Adviser Fee and Other Transactions with Affiliates

Investment Adviser Fee--Independence One Capital Management Corporation (IOCMC), the Funds' investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to a percentage of each Fund's average daily net assets as follows:

Fund Name	Investment Adviser Fee Percentage
Equity Plus Fund	0.40%
Small Cap Fund	0.50%
International Equity Fund	1.00%
U.S. Government Securities Fund	0.70%
Fixed Income Fund	0.75%

The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Under the terms of a sub-adviser agreement between the Adviser and Sosnoff Sheridan Weiser Corporation (the "Sub-Adviser"), the Sub-Adviser is entitled to receive an annual fee from the Adviser equal to 0.035% and 0.05% of the Equity Plus Fund's and Small Cap Fund's average daily net assets, respectively. Under the terms of a similar sub-adviser agreement between the Adviser and ABN AMRO Asset Management (USA), LLC (the "Sub-Adviser"), the Sub-Adviser is entitled to receive an annual fee from the Adviser equal to 0.60% of the International Equity Fund's average daily net assets.

The Sub-Advisers may elect to waive some or all of their fees.

Administrative Fee--Federated Administrative Services ("FAS") provides the Funds with certain administrative personnel and services. The fee paid to FAS is based on a scale that ranges from 0.15% to 0.075% of the average aggregate net assets of the Trust for the period, subject to a minimum fee of $50,000 for each portfolio in the Trust. FAS may voluntarily choose to waive a portion of its fee.

Distribution Services Fee--The Funds have adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Funds will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Funds to finance activities intended to result in the sale of Funds' Class A Shares and Class B Shares. The Plan provides that the Funds may incur distribution expenses according to the following schedule annually, to compensate FSC.

Percentage of Average Daily Net Assets of Class
Equity Plus Fund
Class A	0.25%
Class B	0.75%
U.S. Government Securities Fund
Class B	0.75%
Fixed Income Fund
Class A	0.25%
Class B	0.75%

The distributor may voluntarily choose to waive any portion of its fee. The distributor can modify of terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee--Under the terms of a Shareholder Services Agreement with IOCMC, Equity Plus Fund, U.S. Government Securities Fund and Fixed Income Fund will pay IOCMC up to 0.25% of average daily net assets of the Class B Shares for the period. The fee paid to IOCMC is used to finance certain services for shareholders and to maintain shareholder accounts.

Transfer and Dividend Disbursing Agent Fees and Expenses--Federated Services Company ("FServ") through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Funds. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees--FServ maintains the Funds' accounting records for which it receives a fee. The fee is based on the level of each Fund's average daily net assets for the period, plus out-of-pocket expenses.

Custodian Fees--State Street Bank and Trust is the Funds' custodian. The fee is based on the level of each Fund's average daily net assets for the period, plus out-of-pocket expenses.

General--Certain of the Officers of the Trust are Officers and/or Directors or Trustees of the above companies.

(5) Investment Transactions

Cost of purchases and proceeds from sales of investments, excluding long-term U.S. government securities and short-term securities (and in-kind contributions), for the six months ended October 31, 2001, were as follows:

Fund Name	Purchases	Sales
Equity Plus Fund	$15,076,885	$23,591,367
Small Cap Fund	5,677,366	8,256,220
International Equity Fund	3,431,895	4,771,926
Fixed Income Fund	3,960,970	4,000,000

Cost of purchases and proceeds from sales of investments of long-term U.S. government securites, for the six months ended October 31, 2001, were as follows:

Fund Name	Purchases	Sales
U.S. Government Securities Fund	$--	$5,206,683
Fixed Income Fund	6,132,330	12,320,781

(6) Concentration of Credit Risk

The International Equity Fund invests in securities of non-U.S. issuers. Although the Fund maintains a diversified investment portfolio, the political or economic developments within a particular country or region may have an adverse effect on the ability of domiciled issuers to meet their obligations. Additionally, political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

Trustees

Robert E. Baker

Harold Berry

Nathan Forbes

Harry J. Nederlander

Thomas S. Wilson

Officers

Edward C. Gonzales
President

George Polatas
Vice President and Assistant Treasurer

Jeffrey W. Sterling
Vice President and Assistant Treasurer

Richard J. Thomas
Treasurer

C. Grant Anderson
Secretary

Timothy S. Johnson
Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Funds' prospectus which contains facts concerning their objectives and policies, management fees, expenses and other information.

Independence One®

Mutual Funds
(Distributed by Federated Securities Corp.)

Semi-Annual Report
October 31, 2001

Independence One Equity Plus Fund
Class A Shares
Class B Shares

Independence One Small Cap Fund
Class A Shares

Independence One International Equity Fund
Class A Shares

Independence One U.S. Government Securities Fund
Class A Shares
Class B Shares

Independence One Fixed Income Fund
Class B Shares

800-334-2292
www.MichiganNational.com

Investment Company Act File No: 811-5752

Cusip 453777799
Cusip 453777823
Cusip 453777831
Cusip 453777849
Cusip 453777807
Cusip 453777815
Cusip 453777773
G00979-08 (12/01)

[LOGO OF INDEPENDENCE ONE MUTUAL FUNDS]

[LOGO OF MICHIGAN NATIONAL]
Investment Adviser

Semi-Annual Report

Independence One®
Mutual Funds

Independence One® Mutual Funds offer eight portfolios, including three equity funds, two bond funds and three money market funds. This Semi-Annual Report relates to the three money market funds:

Independence One Prime Money Market Fund
Class K Shares
Class Y Shares

Independence One U.S. Treasury Money Market Fund
Class K Shares

Independence One Michigan Municipal Cash Fund
Class K Shares

October 31, 2001

[Logo of Independence One Mutual Funds]

For more complete information about any of the Independence One® Mutual Funds, please call 800-334-2292 for a prospectus, which should be read carefully before investing.

President's Message

Dear Investor:

I am pleased to present the Semi-Annual Report of the Independence One Money Market Funds, which covers the six-month period from May 1, 2001 through October 31, 2001. This report contains complete financial information for each fund--beginning with a discussion with the portfolio manager, followed by a complete listing of investments and financial statements.

Each fund is a convenient, stable way to put your ready cash to work every day pursing competitive money market income.1 Fund-by-fund highlights for the six-month reporting period are below.

Independence One Prime Money Market Fund, a high-quality portfolio of money market securities, paid dividends of $0.02 per share for Class K Shares and $0.02 per share for Class Y Shares over the reporting period. Net assets in the fund reached $347.5 million at reporting period end.

Independence One U.S. Treasury Money Market Fund, a portfolio of U.S. Treasury money market securities, paid a total of $0.02 per share in dividends over the reporting period for Class K Shares. Net assets in the fund totaled $117.6 million at reporting period end.

Independence One Michigan Municipal Cash Fund, a high-quality portfolio of Michigan municipal money market securities, paid a total of $0.01 per share in double tax-free dividends over the reporting period for Class K Shares.2 Net assets in the fund totaled $23.5 million at reporting period end.

Thank you for keeping your cash working every day through one or more of the Independence One Money Market Funds.

Sincerely,

/s/ Edward C. Gonzales

Edward C. Gonzales
President
December 15, 2001

1 An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the funds.

2 Income may be subject to the federal alternative minimum tax.

Investment Review

Question: The unprecedented series of Federal Reserve Board (the "Fed") interest rate cuts has sent money market yields into a decline. What are your comments?

Answer: As of this writing, the Fed has reduced short-term interest rates nine times so far this year, with another one or two cuts likely before year-end. With a slowdown in the manufacturing sector, falling consumer confidence, and rising unemployment, the Fed seems to be committed to lowering short-term interest rates until visible signs of an economic recovery appear.

Question: In this environment, how did the Independence One Money Market Funds perform for shareholders in terms of income and 7-day net yield during the six-month reporting period ended October 31, 2001? And what was the average maturity of each fund?

Independence One Prime Money Market Fund

Independence One Prime Money Market Fund earned a total return of 1.64% for Class K Shares and 1.77% for Class Y Shares during the six-month reporting period ended October 31, 2001. The 7-day net yield for the Class K Shares ended the reporting period on October 31, 2001 at 2.04%. The 7-day net yield for the Class Y Shares ended the reporting period at 2.29%. The average maturity of the fund as of October 31, 2001 was 33 days.1

Independence One U.S. Treasury Money Market Fund

Independence One U.S. Treasury Money Market Fund earned a total return of 1.53% during the six-month reporting period ended October 31, 2001. The 7-day net yield for the fund ended the reporting period at 2.10%. The average maturity of the fund as of October 31, 2001 was 13 days.1

Independence One Michigan Municipal Cash Fund

Independence One Michigan Municipal Cash Fund earned a total return of 1.06% during the six-month reporting period ended October 31, 2001. The 7-day net yield for the fund ended the reporting period at 1.52%. The average maturity of the fund as of October 31, 2001 was 8 days.1

Question: What is your outlook for short-term interest rates as we reach the end of the year?

Answer: Since short-term interest rates are already at 40-year lows, we believe the bulk of Fed reductions are likely already behind us. We expect that interest rates are likely to stabilize for an extended period of time.

1 Past performance is no guarantee of future results. Yields will vary. Yields quoted for money market funds most closely reflect the funds' current earnings.

Independence One Prime Money Market Fund
Portfolio of Investments

October 31, 2001 (unaudited)

Principal Amount		Value
Certificate of Deposit--4.3%
	Finance--4.3%
$15,000,000	Commerzbank AG, New York Branch, 4.180%, 5/21/2002	$15,000,000

Commercial Paper (1)--72.1%
	Consumer Durables--4.3%
15,000,000	Toyota Motor Credit Corp., 2.250%, 11/29/2001	14,973,750

	Distribution Services--7.5%
25,950,000	Sysco Corp., 2.500%, 11/2/2001	25,948,198

	Finance--33.0%
15,000,000	AIG Funding, Inc., 2.230%, 12/6/2001	14,967,479
15,000,000	Blue Ridge Asset, 2.360%, 11/26/2001	14,975,417
15,000,000	Dexia Delaware, 2.150%, 1/22/2002	14,926,542
10,000,000	Enterprise Capital Funding Corp., 2.350%, 11/20/2001	9,987,597
15,000,000	National Rural Utilities Cooperative Finance Corp., 2.190%, 12/7/2001	14,967,150
15,000,000	Nordea North America, Inc., 2.150%, 1/25/2002	14,923,854
15,000,000	Quincy Capital Corp., 2.350%, 11/21/2001	14,980,417
15,000,000	Verizon Network Funding, 2.220%, 1/22/2002	14,924,150

	Total	114,652,606

	Retail Trade--4.3%
15,000,000	Wal-Mart Stores, Inc., 2.320%, 11/14/2001	14,987,433

	Securities Service--23.0%
15,000,000	Edison Asset Securitization LLC, 2.220%, 12/18/2001	14,956,525
10,000,000	Fountain Square Commercial Funding Corp., (Fifth Third Bank, Cincinnati Support Agreement), 3.370%, 11/26/2001	9,976,597
15,000,000	Fountain Square Commercial Funding Corp., (Fifth Third Bank, Cincinnati Support Agreement), 3.440%, 11/15/2001	14,979,933
10,000,000	Goldman Sachs Group, Inc., 2.500%, 11/6/2001	9,996,528
30,000,000	Transamerica Finance Corp., 2.880%, 11/20/2001	29,954,400

	Total	79,863,983

	Total Commercial Paper	250,425,970

Repurchase Agreements (2)--23.9%
42,010,000	Bank One Capital Markets, 2.510%, dated 10/31/2001, due 11/1/2001	42,010,000
41,000,000	Bank of America Securities, Inc., 2.500%, dated 10/31/2001, due 11/1/2001	41,000,000

	Total Repurchase Agreements	83,010,000

	Total Investments (at amortized cost) (3)	$348,435,970

(1) Each issue shows the rate of discount at the time of purchase.

(2) The repurchase agreements are fully collateralized by U.S. Treasury obligations based on market prices at the date of the portfolio.

(3) Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($347,547,538) at October 31, 2001.

See Notes which are an integral part of the Financial Statements

Independence One Prime Money Market Fund
Statement of Assets and Liabilities

October 31, 2001 (unaudited)

Assets:
Investments in repurchase agreements	$83,010,000
Investments in securities	265,425,970

Total investments in securities, at amortized cost and value		$348,435,970
Cash		606
Income receivable		324,925

Total assets		348,761,501
Liabilities:
Payable for shares redeemed	58,706
Income distribution payable	724,623
Payable to adviser	62,762
Other accrued expenses	367,872

Total liabilities		1,213,963

Net assets for 347,547,538 shares outstanding		$347,547,538

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class K Shares:
$227,662,910 ÷ 227,662,910 shares outstanding		$1.00

Class Y Shares:
$119,884,628 ÷ 119,884,628 shares outstanding		$1.00

See Notes which are an integral part of the Financial Statements

Independence One Prime Money Market Fund
Statement of Operations

Six Months Ended October 31, 2001 (unaudited)

Investment Income:
Interest		$13,493,891

Expenses:
Investment adviser fee	$1,407,223
Administrative personnel and services fee	353,652
Custodian fees	23,651
Transfer and dividend disbursing agent fees and expenses	70,477
Trustees' fees	29,107
Auditing fees	9,585
Legal fees	3,143
Portfolio accounting fees	63,226
Shareholder services fee--Class K Shares	630,995
Share registration costs	17,526
Printing and postage	16,202
Insurance premiums	1,363
Miscellaneous	2,726

Total expenses	2,628,876
Waivers--
Waiver of investment adviser fee	(879,514)

Net expenses		1,749,362

Net investment income		$11,744,529

See Notes which are an integral part of the Financial Statements

Independence One Prime Money Market Fund
Statement of Changes in Net Assets

	Six Months Ended (unaudited) October 31, 2001	Year Ended April 30, 2001
Increase (Decrease) in Net Assets:
Operations--
Net investment income	$11,744,529	$42,350,097

Distributions to Shareholders--
Distributions from net investment income
Class K Shares	(8,279,947)	(30,908,207)
Class Y Shares	(3,464,582)	(11,441,890)

Change in net assets resulting from distributions to shareholders	(11,744,529)	(42,350,097)

Share Transactions--
Proceeds from sale of shares	2,604,977,068	6,143,751,159
Net asset value of shares issued to shareholders in payment of distributions declared	7,331,977	29,474,912
Cost of shares redeemed	(2,970,802,226)	(6,075,637,544)

Change in net assets resulting from share transactions	(358,493,181)	97,588,527

Change in net assets	(358,493,181)	97,588,527
Net Assets:
Beginning of period	706,040,719	608,452,192

End of period	$347,547,538	$706,040,719

See Notes which are an integral part of the Financial Statements

Independence One Prime Money Market Fund
Financial Highlights--Class K Shares

(For a share outstanding throughout each period)

	Six Months Ended (unaudited) October 31,		Year Ended April 30,

	2001		2001	2000	1999	1998	1997
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Income from investment operations
Net investment income	0.02		0.06	0.05	0.05	0.05	0.05
Less distributions
Distributions from net investment income	(0.02)		(0.06)	(0.05)	(0.05)	(0.05)	(0.05)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total return (1)	1.64%		5.89%	5.09%	4.88%	5.20%	4.94%
Ratios to average net assets
Expenses	0.57	%(3)	0.57%	0.56%	0.56%	0.59%	0.60%
Net investment income	3.28	%(3)	5.74%	4.97%	4.77%	5.07%	4.83%
Expense waiver/reimbursement (2)	0.25	%(3)	0.25%	0.25%	0.25%	0.25%	0.25%
Supplemental data
Net assets, end of period (000 omitted)	$227,663		$517,240	$457,666	$442,201	$389,522	$337,836

(1) Based on net asset value.

(2) This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

(3) Computed on an annualized basis.

See Notes which are an integral part of the Financial Statements

Independence One Prime Money Market Fund
Financial Highlights -- Class Y Shares

(For a share outstanding throughout each period)

	Six Months Ended (unaudited) October 31, 2001		Year Ended April 30,
			2001	2000	1999	1998	1997
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Income from investment operations
Net investment income	0.02		0.06	0.05	0.05	0.05	0.05
Less distributions
Distributions from net investment income	(0.02)		(0.06)	(0.05)	(0.05)	(0.0)	(0.05)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total return (1)	1.77%		6.15%	5.35%	5.14%	5.46%	5.20%
Ratios to average net assets
Expenses	0.32	%(3)	0.32%	0.31%	0.31%	0.34%	0.35%
Net investment income	3.49	%(3)	5.98%	5.15%	5.02%	5.31%	5.06%
Expense waiver/reimbursement (2)	0.25	%(3)	0.25%	0.25%	0.25%	0.25%	0.25%
Supplemental data
Net assets, end of period (000 omitted)	$119,885		$188,801	$150,786	$191,373	$81,723	$71,168

(1) Based on net asset value.

(2) This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

(3) Computed on an annualized basis.

See Notes which are an integral part of the Financial Statements

Independence One U.S. Treasury Money Market Fund
Portfolio of Investments

October 31, 2001 (unaudited)

Principal Amount		Value
U.S. Treasury Obligations (1)--51.1%
	U.S. Treasury Bill--12.8%
$15,000,000	2.480%, 11/23/2001	$14,980,017
	U.S. Treasury Notes--38.3%
30,000,000	5.875%, 11/30/2001	30,051,925
15,000,000	7.500%, 11/15/2001	15,028,027

	Total	45,079,952

	Total U.S. Treasury Obligations	60,059,969

Repurchase Agreements (2)--48.2%
25,671,000	Bank of America Securities, Inc., 2.500%, dated 10/31/2001, due 11/1/2001	25,671,000
26,000,000	Banc One Capital Markets, Inc., 2.510%, dated 10/31/2001, due 11/1/2001	26,000,000
5,000,000	Goldman Sachs Group, LP, 2.480%, dated 10/31/2001, due 11/1/2001	5,000,000

	Total Repurchase Agreements	56,671,000

	Total Investments (at amortized cost) (3)	$116,730,969

(1) Rate reflects yield to maturity.

(2) The repurchase agreements are fully collateralized by U.S. Treasury obligations based on market prices at the date of the portfolio.

(3) Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($117,608,926) at October 31, 2001.

See Notes which are an integral part of the Financial Statements

Independence One U.S. Treasury Money Market Fund
Statement of Assets and Liabilities

October 31, 2001 (unaudited)

Assets:
Investments in repurchase agreements	$56,671,000
Investments in securities	60,059,969

Total investments in securities, at amortized cost and value		$116,730,969
Cash		227
Income receivable		1,272,600

Total assets		118,003,796

Liabilities:
Income distribution payable	222,632
Payable to adviser	53,551
Other accrued expenses	118,687

Total liabilities		394,870

Net assets for 117,608,926 shares outstanding		$117,608,926

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$117,608,926 ÷ 117,608,926 shares outstanding		$1.00

See Notes which are an integral part of the Financial Statements

Independence One U.S. Treasury Money Market Fund
Statement of Operations

Six Months Ended October 31, 2001 (unaudited)

Investment Income:
Interest		$4,258,193

Expenses:
Investment adviser fee	$464,147
Administrative personnel and services fee	116,592
Custodian fees	16,699
Transfer and dividend disbursing agent fees and expenses	12,820
Trustees' fees	7,819
Auditing fees	7,808
Legal fees	3,572
Portfolio accounting fees	39,194
Share registration costs	9,290
Printing and postage	8,671
Insurance premiums	822
Miscellaneous	840

Total expenses		688,274

Net investment income		$3,569,919

See Notes which are an integral part of the Financial Statements

Independence One U.S. Treasury Money Market Fund
Statement of Changes in Net Assets

	Six Months Ended (unaudited) October 31, 2001	Year Ended April 30, 2001
Increase (Decrease) in Net Assets:
Operations--
Net investment income	$3,569,919	$13,134,793

Distributions to Shareholders--
Distributions from net investment income	(3,569,919)	(13,134,793)

Share Transactions--
Proceeds from sale of shares	1,013,228,373	2,298,216,761
Net asset value of shares issued to shareholders in payment of distributions declared	1,745,024	7,764,209
Cost of shares redeemed	(1,145,861,851)	(2,274,738,064)

Change in net assets resulting from share transactions	(130,888,454)	31,242,906

Change in net assets	(130,888,454)	31,242,906
Net Assets:
Beginning of period	248,497,380	217,254,474

End of period	$117,608,926	$248,497,380

See Notes which are an integral part of the Financial Statements

Independence One U.S. Treasury Money Market Fund
Financial Highlights

(For a share outstanding throughout each period)

	Six Months Ended (unaudited) October 31,		Year Ended April 30,
	2001		2001	2000	1999	1998	1997
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Income from investment operations
Net investment income	0.02		0.05	0.05	0.05	0.05	0.05
Less distributions
Distributions from net investment income	(0.02)		(0.05)	(0.05)	(0.05)	(0.05)	(0.05)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total return (1)	1.53%		5.55%	4.67%	4.62%	5.03%	4.86%
Ratios to average net assets
Expenses	0.59	%(2)	0.58%	0.60%	0.59%	0.59%	0.59%
Net investment income	3.08	%(2)	5.41%	4.59%	4.54%	4.92%	4.75%
Supplemental data
Net assets, end of period (000 omitted)	$117,609		$248,497	$217,254	$193,949	$320,568	$245,289

(1) Based on net asset value.

(2) Computed on an annualized basis.

See Notes which are an integral part of the Financial Statements

Independence One Michigan Municipal Cash Fund
Portfolio of Investments

October 31, 2001 (unaudited)

Principal Amount or Shares		Credit Rating* S&P/Moody's	Value
Short-Term Municipals Bonds (1)--81.3%
	Michigan--81.3%
$1,000,000	Detroit, MI Sewage Disposal System, Refunding Revenue Bonds (Series C-2), Weekly VRDNs (FGIC INS)	A-1+ / VMIG1	$1,000,000
500,000	Detroit, MI Sewage Disposal System Weekly VRDNs (MBIA INS)	A-1+ / VMIG1	500,000
500,000	Detroit, MI Water Supply System, Water Supply System Refunding Revenue Bonds (Series 1993), Weekly VRDNs (FGIC INS)/(FGIC Securities Purchase, Inc. LIQ)	A-1+ / VMIG1	500,000
1,500,000	Garden City, MI Hospital Finance Authority, Hospital Revenue Bonds (Series 1996A), Weekly VRDNs (Garden City Hospital, Osteopathic)/(National City Bank, Michigan/Illinois LOC)	A-1 / NR	1,500,000
1,000,000	Grand Rapids, MI EDR Weekly VRDNs (Amway Hotel Corp.), 12/1/2006	A-1 / NR	1,000,000
500,000	Grand Rapids, MI Water Supply System (Series 1993), Weekly VRDNs (FGIC INS)/(Societe Generale, Paris LIQ)	A-1 / VMIG1	500,000
1,000,000	Kent Hospital Finance Authority, MI, Refunding Revenue Bonds Weekly VRDNs (MBIA INS)	A-1 / VMIG1	1,000,000
500,000	Michigan Higher Education Student Loan Authority, (Series XXII - F), Weekly VRDNs	A-1+ / VMIG1	500,000
500,000	Michigan Municipal Bond Authority, Refunding Revenue Bonds Weekly VRDNs (Merrill Lynch & Co., Inc. LOC)	AAA / NR	500,000
1,000,000	Michigan State Hospital Finance Authority, Refunding Revenue Bonds Weekly VRDNs (National City Bank, Michigan/Illinois LOC)	A+ / NR	1,000,000
500,000	Michigan State Hospital Finance Authority (Series A), Weekly VRDNs (Hospital Equipment Loan Program)/(National City Bank, Michigan/Illinois LOC)	A-1 / VMIG1	500,000
1,500,000	Michigan State Housing Development Authority (Series B), Weekly VRDNs	A-1+ / VMIG1	1,500,000
500,000	Michigan Strategic Fund, Industrial Improvement Revenue Bonds Weekly VRDNs (Eclipse Mold, Inc. Project)/(Bank One, Michigan LOC)	NR / NR	500,000
500,000	Michigan Strategic Fund, Refunding Revenue Bonds Weekly VRDNs (Brittany Holding Co. LOC)/(Bank One, Michigan LOC)	NR / NR	500,446
500,000	Michigan Strategic Fund, Refunding Revenue Bonds Weekly VRDNs (Louisiana-Pacific Corp.)/(Wachovia Bank & Trust Co. LOC)	NR / Aa3	500,000
500,000	Michigan Strategic Fund, Resource Recovery Improvement Bonds Weekly VRDNs (Great Lakes Recovery Systems)/(Bank One, Michigan LOC)	A-1+ / NR	500,000
500,000	Michigan Strategic Fund, Revenue Bonds Weekly VRDNs (Non-Ferrous Cast Alloys)/(Bank One, Michigan LOC)	NR / NR	500,000
500,000	Michigan Strategic Fund, Revenue Bonds Weekly VRDNs (YWY Investments LLC)/(Bank One, Michigan LOC)	NR / NR	500,000
1,500,000	Michigan Strategic Fund, Solid Waste Disposal Revenue Bonds Weekly VRDNs (Grayling Generating)/(Barclay Bank, NY LOC)	NR / VMIG1	1,500,000
475,000	Michigan Strategic Fund Monthly VRDNs (Applied Textiles, Inc.)/(Bank One, Michigan LOC)	NR / NR	475,000
1,000,000	Michigan Strategic Fund Weekly VRDNs (Fitz Land LLC Project)/(National City Bank, Michigan/Illinois LOC)	NR / NR	1,000,000
500,000	Michigan Strategic Fund Weekly VRDNs (Forest City Tech)/(National City Bank, Michigan/Illinois LOC)	NR / NR	500,000
500,000	Michigan Strategic Fund Weekly VRDNs (Morrell, Inc.)/(Comerica Bank LOC)	NR / NR	500,000
500,000	Oakland County, MI EDC Weekly VRDNs (Comerica Bank LOC)	NR / NR	500,000
1,100,000	State of Michigan (Series A), Weekly VRDNs		1,100,000
500,000	Wayne County, MI Refunding Revenue Bonds Weekly VRDNs (FSA INS)	A-1+ /VMIG1	500,000

	Total Short-Term Municipal Bonds		19,075,446

Mutual Fund Shares--16.4%
3,856,000	Dreyfus Cash Management (at net asset value)		3,856,000

	Total Investments (at amortized cost) (2)		$22,931,446

* Please refer to the Appendix of the Statement of Additional Information for an explanation of the credit ratings. Current credit ratings are unaudited.

(1) Securities that are subject to alternative minimum tax represent 15.26% of the portfolio as calculated based on total portfolio market value.

(2) Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($23,464,798) at October 31, 2001.

The following acronyms are used throughout this portfolio:
EDC--Economic Development Commission
EDR--Economic Development Revenue
FGIC--Financial Guaranty Insurance Company
FSA--Financial Security Assurance
INS--Insured
LIQ--Liquidity Agreement
LOC--Letter of Credit
MBIA--Municipal Bond Investors Assurance
VRDNs--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Independence One Michigan Municipal Cash Fund
Statement of Assets and Liabilities

October 31, 2001 (unaudited)

Assets:
Total investments in securities, at amortized cost and value		$22,931,446
Cash		438
Income receivable		117,981
Receivable for investments sold		500,000

Total assets		23,549,865
Liabilities:
Income distribution payable	$32,016
Payable to adviser	6,658
Other accrued expenses	46,393

Total liabilities		85,067

Net assets for 23,464,798 shares outstanding		$23,464,798

Net Asset Value, Offering Price And Redemption Proceeds Per Share:
$23,464,798 ÷ 23,464,798 shares outstanding		$1.00

See Notes which are an integral part of the Financial Statements

Independence One Michigan Municipal Cash Fund
Statement of Operations

Six Months Ended October 31, 2001 (unaudited)

Investment Income:
Interest		$1,209,116

Expenses:
Investment adviser fee	$183,031
Administrative personnel and services fee	45,767
Custodian fees	5,203
Transfer and dividend disbursing agent fees and expenses	21,895
Trustees' fees	3,814
Auditing fees	9,966
Legal fees	4,036
Portfolio accounting fees	28,017
Share registration costs	11,501
Printing and postage	8,015
Insurance premiums	665
Miscellaneous	3,857

Total expenses	325,767
Waivers--
Waiver of investment adviser fee	(82,977)

Net expenses		242,790

Net investment income		$966,326

See Notes which are an integral part of the Financial Statements

Independence One Michigan Municipal Cash Fund
Statement of Changes in Net Assets

	Six Months Ended (unaudited) October 31, 2001	Year Ended April 30, 2001
Increase (Decrease) in Net Assets:
Operations--
Net investment income	$966,326	$3,594,659

Distributions to Shareholders--
Distributions from net investment income	(966,326)	(3,594,659)

Share Transactions--
Proceeds from sale of shares	417,877,201	1,005,107,452
Net asset value of shares issued to shareholders in payment of distributions declared	734,643	2,714,390
Cost of shares redeemed	(481,194,942)	(1,028,059,062)

Change in net assets resulting from share transactions	(62,583,098)	(20,237,220)

Change in net assets	(62,583,098)	(20,237,220)
Net Assets:
Beginning of period	86,047,896	106,285,116

End of period	$23,464,798	$86,047,896

See Notes which are an integral part of the Financial Statements

Independence One Michigan Municipal Cash Fund
Financial Highlights

(For a share outstanding throughout each period)

	Six Months Ended (unaudited) October 31,		Year Ended April 30,
	2001		2001	2000	1999	1998	1997
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Income from investment operations
Net investment income	0.01		0.04	0.03	0.03	0.03	0.03
Less distributions
Distributions from net investment income	(0.01)		(0.04)	(0.03)	(0.03)	(0.03)	(0.03)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total return (1)	1.06%		3.56%	3.06%	2.85%	3.24%	3.04%
Ratios to average net assets
Expenses	0.53	%(3)	0.48%	0.50%	0.48%	0.49%	0.48%
Net investment income	2.11	%(3)	3.53%	3.03%	2.82%	3.19%	3.01%
Expense waiver/reimbursement (2)	0.18	%(3)	0.15%	0.15%	0.15%	0.16%	0.20%
Supplemental data
Net assets, end of period (000 omitted)	$23,465		$86,048	$106,285	$86,950	$102,770	$84,019

(1) Based on net asset value.

(2) This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

(3) Computed on an annualized basis.

See Notes which are an integral part of the Financial Statements

Independence One Mutual Funds
Combined Notes to Financial Statements

October 31, 2001 (unaudited)

(1) Organization

Independence One Mutual Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end management investment company. The Trust consists of eight portfolios. The financial statements of the following portfolios (individually referred to as the "Fund", or collectively as the "Funds") are presented herein:

Portfolio Name	Investment Objective
Independence One Prime Money Market Fund ("Prime Money Market Fund")	To provide current income consistent with stability of principal.
Independence One U.S. Treasury Money Market Fund ("U.S. Treasury Money Market Fund")	To provide current income consistent with stability of principal.
Independence One Michigan Municipal Cash Fund ("Michigan Municipal Cash Fund")	To provide stability of income and current income exempt from federal regular income tax and Michigan state income tax consistent with stability of principal.

The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held.

(2) Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuation--The Funds use of the amortized cost method to value their portfolio securities is in accordance with Rule 2a-7 under the Act. The Funds seek to maintain a stable net asset value of $1.00 per share. Investments in other open-end regulated investment companies are valued at net asset value.

Repurchase Agreements--It is the policy of the Funds to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Funds to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

The Funds will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Funds' adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Funds could receive less than the repurchase price on the sale of collateral securities. The Funds, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date. The Prime Money Market Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

As required, effective May 1, 2001, the Funds have adopted the provisions of the American Institute of Certified Public Accountants (AICPA) Audit and Accounting Guide for Investment Companies and began amortizing premiums and discounts on debt securities. Prior to May 1, 2001, the Funds did not amortize all premiums or discounts on debt securities. The cumulative effect of this accounting change had no material reclassification effects to the components of net assets of the Funds.

Federal Taxes--It is the Funds' policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of their income. Accordingly, no provision for federal tax is necessary.

At April 30, 2001, the Funds listed below, for federal tax purposes, had capital loss carryforwards, as noted, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal tax.

Fund Name	Total Tax Loss Carryforward	Amount Expiring in 2003	Amount Expiring in 2007	Amount Expiring in 2009
Independence Prime Money Market Fund	$35,489	$1,397	$33,848	$244
Independence Michigan Municipal Cash Fund	$ 1,624	$1,624	--	--

When-Issued and Delayed Delivery Transactions--The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other--Investment transactions are accounted for on a trade date basis.

(3) Shares of Beneficial Interest

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. Transactions in shares were as follows:

	Prime Money Market Fund
	Six Months Ended October 31, 2001	Year Ended April 30, 2001
Class K Shares
Shares sold	1,864,024,854	4,550,183,493
Shares issued to shareholders in payment of distributions declared	5,364,229	21,697,922
Shares redeemed	(2,158,965,912)	(4,512,307,533)

Net change resulting from Class K Share transactions	(289,576,829)	59,573,882

	Prime Money Market Fund
	Six Months Ended October 31, 2001	Year Ended April 30, 2001
Class Y Shares
Shares sold	740,952,214	1,593,567,666
Shares issued to shareholders in payment of distributions declared	1,967,748	7,776,990
Shares redeemed	(811,836,314)	(1,563,330,011)

Net change resulting from Class Y Share transactions	(68,916,352)	38,014,645

Net change resulting from share transactions	(358,493,181)	97,588,527

	U.S. Treasury Money Market Fund
	Six Months Ended October 31, 2001	Year Ended April 30, 2001
Shares sold	1,013,228,373	2,298,216,761
Shares issued to shareholders in payment of distributions declared	1,745,024	7,764,209
Shares redeemed	(1,145,861,851)	(2,274,738,064)

Net change resulting from share transactions	(130,888,454)	31,242,906

	Michigan Municipal Cash Fund
	Six Months Ended October 31, 2001	Year Ended April 30, 2001
Shares sold	417,877,201	1,005,107,452
Shares issued to shareholders in payment of distributions declared	734,643	2,714,390
Shares redeemed	(481,194,942)	(1,028,059,062)

Net change resulting from share transactions	(62,583,098)	(20,237,220)

(4) Investment Adviser Fee and Other Transactions with Affiliates

Investment Adviser Fee--Independence One Capital Management Corporation, the Funds' investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of each Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee--Federated Administrative Services ("FAS") provides the Funds with certain administrative personnel and services. The fee paid to FAS is based on a scale that ranges from 0.15% to 0.075% of the average aggregate net assets of the Trust for the period, subject to a minimum fee of $50,000 for each portfolio in the Trust. FAS may voluntarily choose to waive a portion of its fee.

Shareholder Services Fee--Under the terms of a Shareholder Services Agreement with Independence One Capital Management Corporation, Prime Money Market Fund will pay Independence One Capital Management Corporation up to 0.25% of average daily net assets of the Class K Shares for the period. The fee paid to Independence One Capital Management Corporation is used to finance certain services for shareholders and to maintain shareholder accounts.

Transfer Agent and Dividend Disbursing Agent Fees--Federated Services Company ("FServ"), through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Funds. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees--FServ maintains the Funds' accounting records for which it receives a fee. The fee is based on the level of average daily net assets for the period, plus out-of-pocket expenses.

Custodian Fees--State Street Bank and Trust is the Funds' custodian. The fee is based on the level of each Fund's average daily net assets for the period, plus out-of-pocket expenses.

General--Certain of the Officers of the Trust are Officers and/or Directors or Trustees of the above companies.

(5) Concentration of Credit Risk

Since Michigan Municipal Cash Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at October 31, 2001, 65.3% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The value of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 19.6% of total investments.

Trustees

Robert E. Baker

Harold Berry

Nathan Forbes

Harry J. Nederlander

Thomas S. Wilson

Officers

Edward C. Gonzales
President

George Polatas
Vice President and Assistant Treasurer

Jeffrey W. Sterling
Vice President and Assistant Treasurer

Richard J. Thomas
Treasurer

C. Grant Anderson
Secretary

Timothy S. Johnson
Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Funds' prospectus which contains facts concerning their objectives and policies, management fees, expenses and other information.

Independence One®
Mutual Funds

(Distributed by Federated Securities Corp.)

Semi-Annual Report
October 31, 2001

Independence One Prime Money Market Fund
Class K Shares
Class Y Shares

Independence One U.S. Treasury Money Market Fund
Class K Shares

Independence One Michigan Municipal Cash Fund
Class K Shares

800-334-2292
www.MichiganNational.com

Investment Company Act File No: 811-5752
Cusip 453777203
Cusip 453777302
Cusip 453777708
Cusip 453777401
G01889-03 (12/01)

[Logo of Independence One Mutual Funds]

[Logo of Michigan National]
Investment Adviser

Semi-Annual Report

Independence One®
Mutual Funds

Independence One® Mutual Funds offer eight portfolios, including three equity funds, two bond funds and three money market funds. This Semi-Annual Report relates to the following funds:

Independence One Equity Plus Fund
Trust Shares

Independence One Small Cap Fund
Class A Shares

Independence One International Equity Fund
Class A Shares

Independence One U.S. Government Securities Fund
Class A Shares

Independence One Fixed Income Fund
Trust Shares

October 31, 2001

[Logo of Independence One Mutual Funds]

For more information about any of the Independence One® Mutual Funds, please call 800-334-2292 for a prospectus, which should be read carefully before investing.

President's Message

Dear Investor:

I am pleased to present the Semi-Annual Report of the Independence One Mutual Funds, which covers the six-month period from May 1, 2001 through October 31, 2001. Inside, you'll find complete financial information for the funds. The report begins with a discussion by the funds' portfolio managers, followed by a listing of each fund's holdings and financial statements.

Over the reporting period, bonds continued to deliver positive returns as interest rate cuts caused the prices of existing bonds to rise. While the negative returns that stock investors have been experiencing are unpleasant, I urge you to remember that the short-term volatility, while painful, is part of stock investing. Positive stock performance is best pursued over time--in years if not decades.

The following is a fund-by-fund summary of performance over the six-month reporting period:

Independence One Equity Plus Fund

This fund invests in a portfolio of high-quality stocks that typically includes many household name companies. Trust Shares produced a six-month total return of (15.10)% as the net asset value declined with market conditions.1 The fund paid income distributions totaling $0.07 per share, and ended the reporting period with $222.7 million in net assets.

Independence One Small Cap Fund

During the reporting period, small-cap stocks produced relatively flat returns. However, small-cap stocks continued to remain attractively valued compared to large cap stocks.2 In this environment, Independence One Small Cap Fund's Class A Shares produced a six-month total return of (6.01)% as the net asset value decline reflected the decline in small cap stock prices.1 The fund ended the reporting period with $36.2 million in net assets.

Independence One International Equity Fund

During the reporting period, the fund's portfolio produced a negative total return of (21.89)%1 for Class A Shares as the net asset value decreased in the wake of difficult market conditions for international stocks.3 The fund's net assets totaled $15.7 million at the end of the reporting period.

Independence One U.S. Government Securities Fund

For Class A Shares, this fund's all-government bond portfolio produced an income stream totaling $0.27 per share. The net asset value rose from $10.33 to $10.94. As a result, Class A Shares produced a positive total return of 8.63%.1 Fund net assets totaled $39.6 million at the end of the reporting period.

Independence One Fixed Income Fund

This fund provides a diversified approach to bond investing through a portfolio that consists of a mix of U.S. government and agency, and corporate bonds. Trust Shares produced a positive total return of 6.89% through income totaling $0.27 per share and a net asset value increase from $9.88 to $10.28.1 At the end of the reporting period, fund net assets reached $89.6 million.

Thank you for selecting Independence One Mutual Funds to pursue your financial goals. We look forward to keeping you informed about the progress of your investment.

Sincerely,

/s/ Edward C. Gonzales

Edward C. Gonzales
President
December 15, 2001

1 Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Class A Shares of Independence One Small Cap Fund, Independence One International Equity Fund and Independence One U.S. Government Securities Fund produced a (9.75)%, (25.04)% and 4.29% total return, respectively, for the reporting period based on offering price.

2 Small company stocks may be less liquid and subject to greater price volatility than large capitalization stocks.

3 International investing involves special risks including currency risk, increased volatility of foreign securities, and differences in auditing and other financial standards.

Independence One Equity Plus Fund--Trust Shares

Question: What are your comments on the continued difficult environment for stocks over the first half of the fund's fiscal year?

Answer: The weakness can be contributed to three fundamental factors--the slowing of economic activity, the severe deterioration in corporate earnings, and the tragic events of September 11. Keeping these three things in mind, however, the market has created a base and should be moving forward, albeit cautiously, through the end of the year. We feel comfortable in this outlook given the aggressive moves of the Federal Reserve Board and stimulus package proposed by Congress.

Question: What was the total return of Independence One Equity Plus Fund's Trust Shares during the six-month reporting period?

Answer: The performance for the Independence One Equity Plus Fund, Trust Shares was (15.10)% for the six-month period from May 1, 2001 to October 31, 2001.

Question: What were the fund's top 10 holdings at the end of the reporting period?

Top 10 Holdings

Name	% of Net Assets
General Electric Co.	6.306%
Microsoft Corp.	5.457%
Exxon Mobil Corp.	4.833%
Pfizer, Inc.	4.611%
Wal-Mart Stores, Inc.	4.007%
Citigroup, Inc.	3.992%
American International Group, Inc.	3.617%
International Business Machines Corp.	3.276%
Johnson & Johnson	3.058%
Intel Corp.	2.863%

Question: The tragic events of September 11 shook our entire nation as well as the financial markets. In the aftermath, what perspective can you give to investors with respect to stocks in general and Independence One Equity Plus Fund in particular?

Answer: The Independence One Equity Plus Fund is a diversified fund with a broad diversification of the overall market. In the wake of the tragic events of September 11, uncertainty reigned within the equity markets. When investors are faced with uncertainty, they react with an eye toward principal preservation, i.e., they sell stocks. Our recommendation is that investors should invest in equities for the long term and should not panic when faced with these situations. Our advice has always been to hold a broadly diversified portfolio of stocks like the Independence One Equity Plus Fund and the opportunities presented during uncertain times is a catalyst to invest more dollars.

Independence One Small Cap Fund--Class A Shares

Question: Despite ongoing interest rate increases by the Federal Reserve Board (the "Fed"), it was a difficult six-month period for stocks--both large and small caps. What are your comments?

Answer: History proves that it takes six to nine months for rate decreases to have any impact on the general level of economic activity. Therefore, any rate decreases implemented in January should just barely be having any positive impact on the economy right now. Until the general level of economic activity improves, stocks, both large-cap and small-cap, should have a difficult time advancing.

Question: What was the total return of Independence One Small Cap Fund's Class A Shares during the six-month reporting period compared to the average small cap fund tracked by the Standard & Poor's SmallCap 600 Index1 and the Russell 2000 Index?2

Answer: The Independence One Small Cap Fund's Class A Shares returned (6.01)%, based on net asset value, compared to the S&P SmallCap 600 Index, the benchmark of the fund, which returned (7.52)% and the Russell 2000 Index, which returned (11.04)%.

Question: What is your outlook for the small cap market as we reach the end of the year?

Answer: We expect that small cap stocks will continue to move ahead, albeit at a cautious pace, as the economy responds favorably to the unprecedented number and magnitude of Fed rate cuts implemented this year.

1 The S&P SmallCap 600 Index is an unmanaged, capitalization weighted index of 600 common stocks. It is designed to provide a measure of overall small capitalization company performance, and includes common stocks of companies from a variety of economic sectors. "Standard & Poor's®," "S&P®" and "S&P SmallCap 600®" are trademarks of the McGraw-Hill Companies, Inc. and have been authorized for use by Independence One Small Cap Fund. The fund is not sponsored, endorsed, sold or promoted by or affiliated with Standard & Poor's. Investment cannot be made in an index.

2 The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 10% of the total market capitalization of the Russell 3000 Index. This index is unmanaged and investments cannot be made in an index.

Independence One International Equity Fund--Class A Shares

Question: What was the total return of Independence One International Equity Fund's Class A Shares during the six-month reporting period ended October 31, 2001 compared to the MSCI-EAFE Index1?

Answer: The total return of the Independence One International Equity Fund's Class A Shares, based on net asset value, for the six-month reporting period ended October 31, 2001 was (21.89)%. This compares to a return of (19.07)% for the MSCI-EAFE Index.

Question: What were the fund's country weightings at the end of the reporting period?

Country Weightings

Country	% of portfolio
United Kingdom	28.5%
Japan	14.1%
France	11.2%
Netherlands	10.3%
Switzerland	10.0%
Germany	7.3%
Spain	4.2%
Hong Kong	4.0%
Ireland	3.6%
Italy	2.1%
Portugal	1.4%
Australia	1.1%
New Zealand	1.0%
United States	0.7%
Sweden	0.5%

Question: What is your outlook for the major regions as we reach the end of the year?

Answer: Equities are now valued at a much more realistic level than at the beginning of this fiscal year. Because of the worsened economic outlook and the increased uncertainty, we should experience volatile markets for the remainder of the year. Only when we see the first signs of the economy turning, will we believe in a sustainable upturn for equity markets worldwide.

1 The MSCI-EAFE is an unmanaged market capitalization weighted foreign securities index, which is widely used to measure performance of European, Australasia, New Zealand and Far Eastern stock markets. The index covers approximately 1,020 companies drawn from 18 countries in the above regions. The MSCI-EAFE is monitored by Capital International, S.A., Geneva, Switzerland. Investments cannot be made in an index.

Independence One U.S. Government Securities Fund--Class A Shares

Question: In contrast with stocks, bonds have continued to produce positive returns. What are your comments?

Answer: The same factors that tend to hurt stock market returns--a slowdown in the manufacturing sector, falling consumer confidence, rising unemployment--typically boost the returns of high quality fixed income securities. The events of the last six months were consistent with this historical pattern. The slowing economy has reduced loan demand, and excess capacity is dampening inflation expectations. In addition, as of this writing, the Federal Reserve Board (the "Fed") has reduced short-term interest rates nine times so far this year, with another one or two cuts likely before year-end. All these forces have worked together to cause a drop in interest rates. Falling interest rates are reflected in higher market values for outstanding bond issues. Total returns to the Independence One U.S. Government Securities Fund include both coupon interest received from the fund's underlying bond assets, as well as the appreciation in the market value of the fund's holdings for the reporting period.

Question: How did Independence One U.S. Government Securities Fund's Class A Shares perform during the six-month reporting period ended October 31, 2001?

Answer: The Independence One U.S. Government Securities Fund's Class A Shares produced a total return, based on net asset value, of 8.63% for the reporting period.

Question: As we reach the end of the year, do signs point to continued positive performance from bonds?

Answer: The Fed appears to be committed to lowering short-term interest rates until visible signs of an economic recovery appear. However, with short-term interest rates already at 40-year lows, the bulk of such reductions are likely already behind us. Similarly, the rally in bond prices over the past two years is likely to lose momentum as well. We expect that interest rates are likely to stabilize for an extended period of time, and that going forward coupon interest should once again comprise the bulk of bond market returns.

Independence One Fixed Income Fund--Trust Shares

Question: What are your comments on the continued positive performance for the bond market?

Answer: The events of the last six months were consistent with this historical pattern. The slowing economy has reduced loan demand, and excess capacity is dampening inflation expectations. In addition, as of this writing, the Federal Reserve Board (the "Fed") has reduced short-term interest rates nine times so far this year, with another one or two cuts likely before year-end. All these forces have worked together to cause a drop in interest rates. Falling interest rates are reflected in higher market values for outstanding bond issues. Total returns to the Independence One Fixed Income Fund include both coupon interest received from the fund's underlying bond assets, as well as the appreciation in the market value of the fund's holdings for the reporting period.

Question: How did Independence One Fixed Income Fund's Trust Shares perform during the six-month reporting period ended October 31, 2001?

Answer: The Independence One Fixed Income Fund's Trust Shares produced a total return, based on net asset value, of 6.89% for the reporting period.

Question: Do the signs point to possible continued positive performance for bonds?

Answer: The Fed appears to be committed to lowering short-term interest rates until visible signs of an economic recovery appear. However, with short-term interest rates already at 40-year lows, the bulk of such reductions are likely already behind us. Similarly, the rally in bond prices over the past two years is likely to lose momentum as well. We expect that interest rates are likely to stabilize for an extended period of time, and that going forward coupon interest will once again comprise the bulk of bond market returns.

Independence One Equity Plus Fund
Portfolio of Investments

October 31, 2001 (unaudited)

Shares		Value
Common Stocks--97.5%
	Aerospace & Defense--1.5%
33,900	Boeing Co.	$1,105,140
7,800	General Dynamics Corp.	636,480
13,800	Raytheon Co.	445,050
7,300	Rockwell International Corp.	100,594
18,300	United Technologies Corp.	986,187

	Total	3,273,451

	Automotive--0.9%
71,000	Ford Motor Co.	1,139,550
21,300	General Motors Corp.	880,116

	Total	2,019,666

	Basic Industry--0.5%
33,500	Alcoa Inc.	1,081,045

	Capital Goods--0.7%
15,400	Minnesota Mining & Manufacturing Co.	1,607,452

	Chemicals--1.2%
34,900	Dow Chemical Co.	1,160,425
40,500	Du Pont (E.I.) de Nemours & Co.	1,619,595

	Total	2,780,020

	Computer Services--15.4%
172,000	(1) AOL Time Warner, Inc.	5,368,120
284,200	(1) Cisco Systems, Inc.	4,808,664
6,500	(1) Computer Sciences Corp.	233,415
75,400	Hewlett-Packard Co.	1,268,982
67,500	International Business Machines Corp.	7,294,725
209,000	(1) Microsoft Corp.	12,153,350
218,900	(1) Oracle Corp.	2,968,284
12,300	(1) Unisys Corp.	109,839

	Total	34,205,379

	Consumer Basics--0.7%
51,400	American Express Co.	1,512,702

	Consumer Non-Durables--4.6%
15,900	Campbell Soup Co.	449,016
40,900	Gillette Co.	1,271,581
87,400	Philip Morris Cos., Inc.	4,090,320
50,300	Procter & Gamble Co.	3,711,134
30,500	Sara Lee Corp.	679,845

	Total	10,201,896

	Electrical Equipment--7.2%
3,200	Black & Decker Corp.	105,888
8,600	Entergy Corp.	334,110
385,700	General Electric Co.	14,043,337
31,400	Honeywell International Inc.	927,870
26,600	Southern Co.	635,740

	Total	16,046,945

	Electronic Technology--4.3%
85,700	(1) EMC Corp.	1,055,824
261,100	Intel Corp.	6,376,062
6,700	(1) National Semiconductor Corp.	174,066
67,400	Texas Instruments, Inc.	1,886,526

	Total	9,492,478

	Entertainment--1.9%
81,200	Disney (Walt) Co.	1,509,508
4,600	(1) Harrah's Entertainment, Inc.	133,998
69,100	(1) Viacom, Inc., Class B	2,522,841

	Total	4,166,347

	Finance--10.5%
45,300	Bank One Corp.	1,503,507
62,200	Bank of America Corp.	3,669,178
195,300	Citigroup, Inc.	8,890,056
77,100	J.P. Morgan Chase & Co.	2,726,256
9,600	Lehman Brothers Holdings, Inc.	599,616
43,200	Morgan Stanley, Dean Witter & Co.	2,113,344
74,000	U.S. Bancorp	1,315,720
66,600	Wells Fargo & Co.	2,630,700

	Total	23,448,377

	Financial Services--0.9%
9,200	Hartford Financial Services Group, Inc.	496,800
32,600	Merrill Lynch & Co., Inc.	1,424,946

	Total	1,921,746

	Food & Beverage--4.6%
96,600	Coca-Cola Co.	4,625,208
13,500	Heinz (H.J.) Co.	572,940
50,200	McDonald's Corp.	1,308,714
68,600	PepsiCo, Inc.	3,341,506
12,000	Ralston Purina Co.	393,480

	Total	10,241,848

	Forest Products & Paper--0.5%
2,200	Boise Cascade Corp.	62,832
18,800	International Paper Co.	673,040
8,400	Weyerhaeuser Co.	419,244

	Total	1,155,116

	Health Technology--5.8%
40,500	(1) Amgen, Inc.	2,301,210
8,300	(1) Medimmune, Inc.	325,692
245,100	Pfizer, Inc.	10,269,690

	Total	12,896,592

	Hospital Supplies--0.9%
23,100	Baxter International, Inc.	1,117,347
20,900	HCA Inc.	828,894

	Total	1,946,241

	Household Products--0.6%
21,800	Colgate-Palmolive Co.	1,253,936

	Industrial Services--0.6%
19,800	El Paso Corp.	971,388
29,000	Enron Corp.	403,100

	Total	1,374,488

	Insurance--3.8%
102,485	American International Group, Inc.	8,055,321
5,800	CIGNA Corp.	422,820

	Total	8,478,141

	Manufacturing--0.1%
3,100	Allegheny Technologies Inc.	45,880
11,300	Eastman Kodak Co.	288,941

	Total	334,821

	Office Equipment--0.1%
27,000	(1) Xerox Corp.	189,000

	Oil--5.7%
13,000	Baker Hughes, Inc.	465,790
272,800	Exxon Mobil Corp.	10,761,960
16,700	Halliburton Co.	412,323
22,300	Schlumberger Ltd.	1,079,766

	Total	12,719,839

	Personal Care Products--0.2%
9,200	Avon Products, Inc.	430,836

	Pharmaceuticals--8.3%
75,500	Bristol-Myers Squibb Co.	4,035,475
117,600	Johnson & Johnson	6,810,216
89,000	Merck & Co., Inc.	5,679,090
50,500	Pharmacia Corp.	2,046,260

	Total	18,571,041

	Producer Manufacturing--1.6%
75,200	Tyco International Ltd.	3,695,328

	Retail--6.2%
90,600	Home Depot, Inc.	3,463,638
16,600	Limited, Inc.	185,090
11,600	May Department Stores Co.	364,820
7,200	RadioShack Corp.	179,928
12,800	Sears, Roebuck & Co.	496,256
7,700	(1) Toys 'R' Us, Inc.	146,300
173,600	Wal-Mart Stores, Inc.	8,923,040

	Total	13,759,072

	Telecommunications--6.8%
145,300	AT&T Corp.	2,215,825
22,800	(1) Clear Channel Communications, Inc.	869,136
132,200	(1) Lucent Technologies, Inc.	885,740
29,700	(1) Nextel Communications, Inc., Class A	236,115
123,700	(1) Nortel Networks Corp.	718,697
130,800	SBC Communications, Inc.	4,984,788
105,000	Verizon Communications	5,230,050

	Total	15,140,351

	Transportation--0.6%
15,200	Burlington Northern Santa Fe	408,424
4,800	Delta Air Lines, Inc.	109,728
11,900	(1) FedEx Corp.	488,852
14,900	Norfolk Southern Corp.	249,575

	Total	1,256,579

	Utilities--0.6%
20,700	(1) AES Corp.	286,695
12,400	Exelon Corp.	521,668
20,000	Williams Cos., Inc. (The)	577,400

	Total	1,385,763

	Utilities-Electric--0.2%
12,500	American Electric Power Co., Inc.	523,750

	Total Common Stocks (identified cost $153,542,048)	217,110,246

Mutual Fund Shares--2.5%
5,498,000	Independence One Prime Money Market Fund (at net asset value)	5,498,000

	Total Investments (identified cost $159,040,048) (2)	$222,608,246

(1) Non-income producing security.

(2) The cost of investments for federal tax purposes amounts to $159,040,048. The net unrealized appreciation of investments on a federal tax basis amounts to $63,568,198 which is comprised of $89,221,678 appreciation and $25,653,480 depreciation at October 31, 2001.

Note: The categories of investments are shown as a percentage of net assets ($222,697,426) at October 31, 2001.

See Notes which are an integral part of the Financial Statements

Independence One Equity Plus Fund
Statement of Assets and Liabilities

October 31, 2001 (unaudited)

Assets:
Total investments in securities, at value (identified cost $159,040,048)		$222,608,246
Cash		180
Income receivable		188,962
Receivable for shares sold		766

Total assets		222,798,154
Liabilities:
Payable for shares redeemed	$10,066
Payable to adviser	57,900
Other accrued expenses	32,762
Total liabilities		100,728

Net Assets for 13,634,636 shares outstanding		$222,697,426

Net Assets Consist of:
Paid in capital		$156,294,537
Net unrealized appreciation of investments		63,568,198
Accumulated net realized gain on investments		2,687,336
Undistributed net investment income		147,355

Total Net Assets		$222,697,426

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Trust Shares:
Net Asset Value Per Share ($216,403,970 ÷ 13,246,979 shares outstanding)		$16.34

Offering Price Per Share		$16.34

Redemption Proceeds Per Share		$16.34

Class A Shares:
Net Asset Value Per Share ($1,069,348 ÷ 65,469 shares outstanding)		$16.33

Offering Price Per Share (100/96.00 of $16.33)(1)		$17.01

Redemption Proceeds Per Share		$16.33

Class B Shares:
Net Asset Value Per Share ($5,224,108 ÷ 322,188 shares outstanding)		$16.21

Offering Price Per Share		$16.21

Redemption Proceeds Per Share (95.00/100 of $16.21)(1)		$15.40

(1) See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Independence One Equity Plus Fund
Statement of Operations

Six Months Ended October 31, 2001 (unaudited)

Investment Income:
Dividends (net of foreign taxes withheld of $378)		$1,543,828
Interest		104,414

Total income		1,648,242
Expenses:
Investment adviser fee	$507,385
Administrative personnel and services fee	128,357
Custodian fees	16,458
Transfer and dividend disbursing agent fees and expenses	49,335
Trustees' fees	10,999
Auditing fees	7,302
Legal fees	2,876
Portfolio accounting fees	52,213
Distribution services fee--Class A Shares	1,550
Distribution services fee--Class B Shares	22,805
Shareholder services fee--Class B Shares	7,602
Share registration costs	15,906
Printing and postage	20,580
Insurance premiums	888
Miscellaneous	436

Total expenses	844,692
Waiver:
Waiver of investment adviser fee	(126,846)

Net expenses		717,846

Net investment income		930,396

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments		3,892,561
Net change in unrealized appreciation of investments		(44,544,134)

Net realized and unrealized loss on investments		(40,651,573)

Change in net assets resulting from operations		$(39,721,177)

See Notes which are an integral part of the Financial Statements

Independence One Equity Plus Fund
Statement of Changes in Net Assets

	Six Months Ended (unaudited) October 31, 2001	Year Ended April 30, 2001
Increase (Decrease) in Net Assets:
Operations --
Net investment income	$930,396	$1,961,108
Net realized gain on investments	3,892,561	6,863,028
Net change in unrealized appreciation of investments	(44,544,134)	(71,811,212)

Change in net assets resulting from operations	(39,721,177)	(62,987,076)

Distributions to Shareholders --
Distributions from net investment income
Trust Shares	(870,998)	(1,967,415)
Class A Shares	(2,815)	(2,574)
Distributions from net realized gains
Trust Shares	--	(15,670,513)
Class A Shares	--	(38,189)
Class B Shares	--	(281,916)

Change in net assets resulting from distributions to shareholders	(873,813)	(17,960,607)

Share Transactions --
Proceeds from sale of shares	7,021,628	78,838,381
Net asset value of shares issued to shareholders in payment of distributions declared	611,755	15,230,862
Cost of shares redeemed	(22,013,690)	(61,104,206)

Change in net assets resulting from share transactions	(14,380,307)	32,965,037

Change in net assets	(54,975,297)	(47,982,646)
Net Assets:
Beginning of period	277,672,723	325,655,369

End of period (including undistributed net investment income of $147,355 and $90,772, respectively)	$222,697,426	$277,672,723

See Notes which are an integral part of the Financial Statements

Independence One Equity Plus Fund
Financial Highlights - Trust Shares

(For a share outstanding throughout each period)

	Six Months Ended (unaudited) October 31,		Year Ended April 30,
	2001		2001	2000	1999	1998	1997
Net asset value, beginning of period	$19.32		$24.87	$22.02	$18.24	$14.04	$11.39
Income from investment operations
Net investment income	0.07		0.14	0.17	0.18	0.22	0.21
Net realized and unrealized gain (loss) on investments	(2.98)		(4.44)	3.34	4.44	4.85	2.70

Total from investment operations	(2.91)		(4.30)	3.51	4.62	5.07	2.91

Less distributions
Distributions from net investment income	(0.07)		(0.14)	(0.17)	(0.18)	(0.22)	(0.21)
Distributions from net realized gain on investments	--		(1.11)	(0.49)	(0.66)	(0.65)	(0.05)

Total distributions	(0.07)		(1.25)	(0.66)	(0.84)	(0.87)	(0.26)

Net asset value, end of period	$16.34		$19.32	$24.87	$22.02	$18.24	$14.04

Total return (1)	(15.10)%		(17.64)%	16.00%	26.10%	37.20%	26.00%
Ratios to average net assets
Expenses	0.54	%(3)	0.51%	0.49%	0.48%	0.42%	0.40%
Net investment income	0.76	%(3)	0.63%	0.70%	0.96%	1.28%	1.74%
Expense waiver/reimbursement (2)	0.10	%(3)	0.10%	0.10%	0.11%	0.19%	0.24%
Supplemental data
Net assets, end of period (000 omitted)	$216,404		$269,939	$322,937	$295,436	$209,753	$169,328
Portfolio turnover	6%		27%	10%	19%	11%	8%

(1) Based on net asset value.

(2) This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

(3) Computed on an annualized basis.

See Notes which are an integral part of the Financial Statements

Independence One Small Cap Fund
Portfolio of Investments

October 31, 2001 (unaudited)

Shares		Value
Common Stocks--97.0%
	Basic Industry--2.4%
8,700	AptarGroup, Inc.	$261,870
6,800	Caraustar Industries, Inc.	53,040
8,600	Corn Products International, Inc.	258,860
9,100	Delta & Pine Land Co.	164,255
3,900	IMCO Recycling, Inc.	24,609
7,700	MacDermid, Inc.	104,874

	Total	867,508

	Commercial Services--2.5%
9,500	(1) Dendrite International, Inc.	94,240
8,000	FactSet Research Systems, Inc.	198,000
5,000	G & K Services, Inc., Class A	138,050
8,900	(1) Performance Food Group Co.	261,571
11,500	(1) Profit Recovery Group International, Inc.	79,350
14,200	(1) Spherion Corp.	102,240
3,700	(1) Volt Information Science, Inc.	42,735

	Total	916,186

	Consumer Durables--6.7%
2,900	Bassett Furniture Industries, Inc.	41,615
5,300	Briggs & Stratton Corp.	199,068
11,600	(1) Champion Enterprises, Inc.	102,196
18,500	D. R. Horton, Inc.	413,475
9,600	Ethan Allen Interiors, Inc.	307,296
14,700	La-Z-Boy Inc.	262,248
5,700	Polaris Industries, Inc., Class A	256,272
3,300	Ryland Group, Inc.	176,550
5,200	(1) THQ, Inc.	258,960
8,000	(1) Take-Two Interactive Software, Inc.	111,440
8,900	(1) Toll Brothers, Inc.	277,324

	Total	2,406,444

	Consumer Non-Durables--4.4%
3,200	(1) Ashworth, Inc.	15,936
8,300	(1) Buckeye Technologies, Inc.	73,455
3,400	ChemFirst, Inc.	69,428
10,200	(1) Constellation Brands, Inc., Class A	418,608
8,200	(1) Hain Celestial Group, Inc.	161,704
8,000	(1) Nautica Enterprise, Inc.	96,960
6,700	Phillips-Van Heusen Corp.	57,218
25,800	(1) Smithfield Foods, Inc.	543,090
10,100	Wolverine World Wide, Inc.	148,773

	Total	1,585,172

	Consumer Services--3.1%
3,600	(1) Anchor Gaming	182,988
7,000	(1) Argosy Gaming Corp.	203,210
7,000	(1) Bally Total Fitness Holding Corp.	129,220
5,200	(1) Corinthian Colleges, Inc.	189,956
7,100	Marcus Corp.	90,170
10,900	(1) Prime Hospitality Corp.	100,062
8,100	United Stationers, Inc.	227,205

	Total	1,122,811

	Distribution Services--0.6%
4,700	(1) Black Box Corp.	211,641

	Electronic Technology--4.5%
7,400	(1) ATMI, Inc.	141,044
7,700	(1) Advanced Energy Industries, Inc.	154,693
14,500	(1) Aeroflex, Inc.	212,715
10,600	Alpha Industries, Inc.	246,768
4,200	(1) Brooks Automation, Inc.	135,576
7,900	(1) C-COR.net Corp.	54,115
3,100	(1) Catapult Communications Corp.	70,215
3,800	Keithley Instruments, Inc.	63,384
4,200	(1) RadiSys Corp.	57,834
6,700	(1) Radiant Systems, Inc.	44,287
3,500	(1) SBS Technologies, Inc.	53,725
15,600	(1) Stratos Lightwave, Inc.	63,960
3,000	(1) Supertex, Inc.	47,070
2,000	(1) Triumph Group, Inc.	51,380
7,900	(1) Varian Semiconductor Equipment Associates, Inc.	237,316

	Total	1,634,082

	Energy Minerals--5.5%
3,400	(1) Key Production Co.	53,040
10,900	(1) Newfield Exploration Co.	379,429
4,100	(1) Nuevo Energy Co.	57,810
13,000	Pogo Producing Co.	355,160
500	(1) Prima Energy Corp.	12,155
6,900	St. Mary Land & Exploration Co.	141,243
6,300	(1) Stone Energy Corp.	249,165
9,500	(1) Tom Brown, Inc.	221,825
29,800	XTO Energy, Inc.	536,400

	Total	2,006,227

	Finance--12.8%
5,600	American Financial Holdings, Inc.	142,128
7,750	Chittenden Corp.	191,735
7,800	Commerce Bancorp, Inc.	569,400
12,500	Commercial Federal Corp.	312,000
12,500	Cullen Frost Bankers, Inc.	337,000
6,900	Downey Financial Corp.	242,466
15,800	First American Corp.	263,070
9,900	First Midwest Bancorp, Inc.	330,858
6,500	First Bancorp	178,555
17,200	Fremont General Corp.	86,172
15,800	Hooper Holmes, Inc.	108,230
11,400	Hudson United Bancorp	296,286
6,000	Kilroy Realty Corp.	140,460
10,100	Mutual Risk Management Ltd.	92,415
2,400	RLI Corp.	96,600
11,600	Raymond James Financial, Inc.	339,068
6,900	Riggs National Corp.	97,635
6,100	Selective Insurance Group, Inc.	131,028
4,170	Southwest Securities Group, Inc.	72,975
9,500	Susquehanna Bancshares, Inc.	200,925
4,600	UCBH Holdings, Inc.	133,400
10,100	United Bankshares, Inc.	274,720

	Total	4,637,126

	Health Care--9.9%
9,900	Alpharma, Inc., Class A	274,230
12,100	(1) Cephalon, Inc.	762,905
8,500	(1) Cerner Corp.	456,875
8,000	(1) IDEXX Laboratories, Inc.	201,600
7,400	Invacare Corp.	247,900
5,800	Mentor Corp.	161,936
5,400	(1) Noven Pharmaceuticals, Inc.	115,776
12,000	(1) Orthodontic Centers of America, Inc.	302,760
6,000	(1) Parexel International Corp.	89,580
11,500	(1) Renal Care Group, Inc.	361,100
14,600	Universal Health Services, Inc., Class B	589,694

	Total	3,564,356

	Health Services--0.6%
11,600	(1) Mid Atlantic Medical Services, Inc.	215,180

	Health Technology--5.0%
6,200	(1) Enzo Biochem, Inc.	127,224
7,300	(1) Medicis Pharmaceutical Corp., Class A	421,137
7,600	(1) ResMed, Inc.	424,080
10,100	(1) Techne Corp.	304,414
8,100	Varian Medical Systems, Inc.	543,510

	Total	1,820,365

	Industrial Services--1.0%
5,200	Offshore Logistics, Inc.	103,740
9,900	(1) Tetra Tech, Inc.	256,212

	Total	359,952

	Non-Energy Minerals--0.4%
9,400	(1) Stillwater Mining Co.	146,546

	Paper & Related Products--0.1%
3,800	Pope & Talbot, Inc.	49,400

	Process Industries--3.7%
5,600	(1) Armor Holdings, Inc.	135,968
5,600	Brady (W.H.) Corp., Class A	177,016
3,872	(1) Intermagnetics General Corp.	111,630
4,200	(1) Ionics, Inc.	98,700
5,400	Kaman Corp., Class A	73,062
5,800	OM Group, Inc.	351,190
7,000	(1) Scotts Co., Class A	282,170
7,700	Wellman, Inc.	97,097

	Total	1,326,833

	Producer Manufacturing--8.1%
8,700	(1) Anixter International, Inc.	215,760
8,200	Baldor Electric Co.	155,964
6,000	Belden, Inc.	120,060
10,600	(1) Cable Design Technologies, Class A	135,468
6,400	C&D Technologies, Inc.	132,608
7,500	Graco, Inc.	243,750
7,400	IDEX Corp.	215,340
6,200	Intermet Corp.	18,600
8,100	(1) Mueller Industries, Inc.	234,495
4,100	OshKosh Truck Corp.	157,030
2,800	Robbins & Myers, Inc.	76,720
7,500	Roper Industries, Inc.	318,000
6,000	Ryerson Tull, Inc.	69,000
8,500	SLI, Inc.	21,250
3,200	(1) SPS Technologies, Inc.	95,680
5,700	Smith (A.O.) Corp.	90,060
9,300	Tredegar Industries, Inc.	165,075
5,400	Triarc Companies, Inc., Class A	124,740
7,700	(1) Zebra Technologies Corp., Class A	354,739

	Total	2,944,339

	Retail Trade--8.7%
12,500	(1) 99 Cents Only Stores	444,375
3,900	(1) Christopher & Banks Corp.	128,505
5,100	(1) Cost Plus, Inc.	99,195
4,100	(1) Discount Auto Parts, Inc.	68,470
4,500	(1) Dress Barn, Inc.	101,880
4,800	(1) Footstar, Inc.	160,320
5,300	(1) Genesco, Inc.	96,725
4,200	Hancock Fabrics, Inc.	49,350
9,900	(1) Linens 'N Things, Inc.	180,180
9,900	(1) Mens Wearhouse, Inc.	196,713
7,800	(1) Michaels Stores, Inc.	400,686
7,900	(1) Pacific Sunwear of California, Inc.	108,625
10,300	Pier 1 Imports, Inc.	113,403
10,100	Regis Corp. Minnesota	214,726
7,000	Shopko Stores, Inc.	60,550
2,700	(1) Ultimate Electronics, Inc.	48,978
13,000	(1) Whole Foods Market, Inc.	451,750
8,400	(1) Zale Corp.	240,408

	Total	3,164,839

	Services--4.1%
9,000	Applebee's International, Inc.	270,900
6,700	(1) CEC Entertainment, Inc.	259,558
8,700	Central Parking Corp.	132,240
9,500	(1) Jack in the Box, Inc.	233,700
5,300	Landry's Restaurants, Inc.	93,015
3,400	(1) Panera Bread Co.	139,910
6,200	Pinnacle Entertainment, Inc.	42,780
5,200	(1) Prepaid Legal Services, Inc.	79,300
6,400	(1) Sonic Corp.	214,464

	Total	1,465,867

	Technology--5.6%
6,600	AAR Corp.	50,160
5,700	(1) Actel Corp.	105,735
10,100	(1) American Management System, Inc.	133,118
12,600	(1) Aspect Communications Corp.	28,224
11,000	(1) Auspex Systems, Inc.	19,800
6,800	CTS Corp.	109,820
13,900	(1) Ciber, Inc.	93,130
10,600	(1) Cognex Corp.	201,188
3,700	(1) Digi International, Inc.	16,761
8,600	(1) Filenet Corp.	125,302
5,400	(1) Gerber Scientific, Inc.	59,346
8,400	(1) HNC Software, Inc.	145,320
6,100	(1) Hutchinson Technology, Inc.	110,898
7,700	(1) Intervoice-Brite, Inc.	95,942
6,000	(1) Lone Star Technologies, Inc.	98,640
4,200	(1) MICROS Systems, Inc.	90,678
8,700	Methode Electronics, Inc., Class A	63,075
8,200	National Data Corp.	288,640
5,200	(1) Three-Five Systems, Inc.	80,652
5,900	(1) Trimble Navigation Ltd.	103,840

	Total	2,020,269

	Technology Services--1.6%
7,400	(1) Aspen Technology, Inc.	98,050
7,900	(1) Hyperion Solutions Corp.	118,500
3,500	(1) Mapinfo Corp.	31,745
8,600	(1) Progress Software Corp.	127,194
8,000	(1) Systems & Computer Technology Corp.	98,000
8,400	(1) Verity, Inc.	89,208

	Total	562,697

	Transportation--2.9%
6,000	Arnold Industries, Inc.	129,720
6,800	(1) Frontier Airlines, Inc.	74,392
7,700	(1) Heartland Express, Inc.	180,950
14,200	Kansas City Southern Industries, Inc.	177,500
8,200	(1) Mesa Air Group, Inc.	43,870
13,600	SkyWest, Inc.	248,880
6,400	USFreightways Corp.	199,104

	Total	1,054,416

	Utilities--2.8%
9,800	Atmos Energy Corp.	211,190
13,200	Philadelphia Suburban Corp.	376,200
7,800	Piedmont Natural Gas, Inc.	248,040
7,800	Southwest Gas Corp.	160,680

	Total	996,110

	Total Common Stocks (identified cost $36,111,694)	35,078,366

Mutual Fund Shares--1.9%
685,000	Independence One Prime Money Market Fund (at net asset value)	685,000

	Total Investments (identified cost $36,796,694) (2)	$35,763,366

(1) Non-income producing security.

(2) The cost of investments for federal tax purposes amounts to $36,796,694. The net unrealized depreciation of investments on a federal tax basis amounts to $1,033,328 which is comprised of $6,081,180 appreciation and $7,114,508 depreciation at October 31, 2001.

Note: The categories of investments are shown as a percentage of net assets ($36,152,161) at October 31, 2001.

See Notes which are an integral part of the Financial Statements

Independence One Small Cap Fund
Statement of Assets and Liabilities

October 31, 2001 (unaudited)

Assets:
Total investments in securities, at value (identified cost $36,796,694)		$35,763,366
Cash		387
Income receivable		10,807
Receivable for investments sold		424,082

Total assets		36,198,642
Liabilities:
Payable to adviser	$14,795
Other accrued expenses	31,686

Total liabilities		46,481

Net Assets for 3,986,164 shares outstanding		$36,152,161

Net Assets Consist of:
Paid in capital		$36,961,811
Net unrealized depreciation of investments		(1,033,328)
Accumulated net realized gain on investments		279,805
Accumulated net operating loss		(56,127)

Total Net Assets		$36,152,161

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Net Asset Value Per Share ($36,152,161 ÷ 3,986,164 shares outstanding)		$9.07

Offering Price Per Share (100/96.00 of $9.07) (1)		$9.45

Redemption Proceeds Per Share		$9.07

(1) See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Independence One Small Cap Fund
Statement of Operations

Six Months Ended October 31, 2001 (unaudited)

Investment Income:
Dividends (net of foreign taxes withheld of $169)		$122,447
Interest		14,082

Total income		136,529
Expenses:
Investment adviser fee	$98,676
Administrative personnel and services fee	19,976
Custodian fees	11,825
Transfer and dividend disbursing agent fees and expenses	16,708
Trustees' fees	1,118
Auditing fees	5,948
Legal fees	2,892
Portfolio accounting fees	25,461
Share registration costs	6,789
Printing and postage	3,886
Insurance premiums	230
Miscellaneous	1,260

Total expenses	194,769
Waiver:
Waiver of investment adviser fee	(2,113)

Net expenses		192,656

Net operating loss		(56,127)

Realized and Unrealized Loss on Investments:
Net realized loss on investments		(173,893)
Net change in unrealized appreciation/depreciation of investments		(2,091,059)

Net realized and unrealized loss on investments		(2,264,952)

Change in net assets resulting from operations		$(2,321,079)

See Notes which are an integral part of the Financial Statements

Independence One Small Cap Fund
Statement of Changes in Net Assets

	Six Months Ended (unaudited) October 31, 2001	Year Ended April 30, 2001
Increase (Decrease) in Net Assets:
Operations--
Net operating loss	$(56,127)	$(85,287)
Net realized gain (loss) on investments	(173,893)	5,869,241
Net change in unrealized appreciation/depreciation of investments	(2,091,059)	(3,962,293)

Change in net assets resulting from operations	(2,321,079)	1,821,661

Distributions to Shareholders--
Distributions from net realized gains	--	(4,830,640)

Share Transactions--
Proceeds from sale of shares	1,337,297	8,404,804
Net asset value of shares issued to shareholders in payment of distributions declared	--	4,818,442
Cost of shares redeemed	(3,497,646)	(8,912,955)

Change in net assets resulting from share transactions	(2,160,349)	4,310,291

Change in net assets	(4,481,428)	1,301,312
Net Assets:
Beginning of period	40,633,589	39,332,277

End of period	$36,152,161	$40,633,589

See Notes which are an integral part of the Financial Statements

Independence One Small Cap Fund
Financial Highlights

(For a share outstanding throughout each period)

	Six Months Ended (unaudited) October 31,		Year Ended April 30,		Period Ended April 30,
	2001		2001	2000	1999 (1)
Net asset value, beginning of period	$9.65		$10.47	$9.40	$10.00
Income from investment operations
Net operating loss	(0.01)		(0.02)	(0.03)	(0.01)
Net realized and unrealized gain (loss) on investments	(0.57)		0.47	1.65	(0.59	)(2)

Total from investment operations	(0.58)		0.45	1.62	(0.60)

Less distributions
Distributions from net investment income	--		--	--	(0.00	)(3)
Distributions from net realized gain on investments	--		(1.27)	(0.55)	(0.00	)(3)

Total distributions	--		(1.27)	(0.55)	(0.00	)(3)

Net asset value, end of period	$9.07		$9.65	$10.47	$9.40

Total return (4)	(6.01)%		4.72%	17.86%	(5.94)%
Ratios to average net assets
Expenses	0.98	%(6)	0.98%	1.07%	1.27	%(6)
Net operating loss	(0.28	)%(6)	(0.21)%	(0.28)%	(0.09	)%(6)
Expense waiver/reimbursement (5)	0.01	%(6)	0.03%	0.05%	0.42	%(6)
Supplemental data
Net assets, end of period (000 omitted)	$36,152		$40,634	$39,332	$29,587
Portfolio turnover	16%		65%	38%	36%

(1) Reflects operations for the period from June 22, 1998 (date of initial public investment) to April 30, 1999.

(2) The amount shown may not accord with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of Fund shares.

(3) Amount represents less than $0.005 per share.

(4) Based on net asset value.

(5) This voluntary expense decrease is reflected in both the expense and the net operating loss ratios shown above.

(6) Computed on an annualized basis.

See Notes which are an integral part of the Financial Statements

Independence One International Equity Fund
Portfolio of Investments

October 31, 2001 (unaudited)

Shares		Value
Common Stocks--96.0%
Australia--1.2%
	Banking--1.2%
11,950	Commonwealth Bank of Australia	$179,088

	Total Australia (identified cost $168,411)	179,088

France--11.0%
	Business & Public Services--0.6%
1,770	Cap Gemini SA	99,502

	Electrical & Electronics--1.4%
4,310	STMicroelectronics NV	121,726
2,300	Schneider Electric SA	92,017

	Total	213,743

	Energy Sources--3.5%
3,902	TotalFinaElf SA	547,506

	Health & Personal Care--4.0%
3,850	Aventis SA	283,091
2,100	L'Oreal SA	144,874
3,160	Sanofi Synthelabo SA	208,196

	Total	636,161

	Insurance--1.5%
10,800	Axa	236,052

	Total France (identified cost $1,882,586)	1,732,964

Germany--5.1%
	Banking--1.6%
4,400	Deutsche Bank AG	244,539

	Business & Public Services--1.2%
1,800	SAP AG	186,186

	Electrical & Electronics--0.8%
2,770	Siemens AG	134,116

	Household & Personal Products--0.5%
700	Beiersdorf AG	78,670

	Insurance--1.0%
692	Allianz AG Holding	162,949

	Total Germany (identified cost $952,683)	806,460

Hong Kong--4.0%
	Banking--2.8%
41,000	HSBC Holdings PLC	444,167

	Multi-Industry--1.2%
22,900	Hutchison Whampoa Ltd.	184,962

	Total Hong Kong (identified cost $214,083)	629,129

Ireland--3.5%
	Banking--1.0%
17,300	Allied Irish Banks PLC	167,275

	Building Materials & Components--1.9%
19,000	CRH PLC	293,940

	Pharmaceuticals & Biotechnology--0.6%
2,000	(1) Elan Corp. PLC	91,744

	Total Ireland (identified cost $611,516)	552,959

Italy--2.1%
21,000	Sanpaolo IMI SPA	220,428

	Insurance--0.7%
13,000	Mediolanum SPA	100,675

	Total Italy (identified cost $409,508)	321,103

Japan--13.9%
	Appliances & Household Durables--1.4%
5,900	Sony Corp.	222,914

	Automobiles--1.4%
9,000	Toyota Motor Corp.	218,124

	Business & Public Services--1.0%
3,000	SECOM Co. Ltd.	155,943

	Data Processing & Reproduction--2.5%
5,000	Canon, Inc.	145,253
17,000	Fujitsu Ltd.	125,684
800	Keyence Corp.	121,751

	Total	392,688

	Electrical & Electronics--1.9%
11,000	Hitachi Ltd.	74,952
14,000	NEC Corp.	126,811
16	(1) Nippon Foundry, Inc.	96,618

	Total	298,381

	Electronic Components, Instruments--0.9%
1,300	Rohm Co.	138,227

	Health & Personal Care--1.9%
9,000	Kao Corp.	212,983
2,000	Takeda Chemical Industries	96,781

	Total	309,764

	Telecommunications--2.9%
24	NTT DoCoMo, Inc.	325,105
31	Nippon Telegraph & Telephone Corp.	127,496

	Total	452,601

	Total Japan (identified cost $3,079,593)	2,188,642

Netherlands--10.1%
	Business & Public Services--1.4%
7,300	(1) Equant NV	75,837
5,166	VNU NV	150,555

	Total	226,392

	Chemicals--1.1%
4,020	Akzo Nobel NV	164,699

	Electronic Components, Instruments--0.5%
5,000	(1) ASM Lithography Holding NV	71,956

	Financial Services--3.0%
19,200	ING Groep NV	478,363

	Insurance--1.8%
12,000	Fortis NV	283,866

	Merchandising--1.6%
9,168	Ahold NV	257,775

	Recreation, Other Consumer Goods--0.7%
1,300	Gucci Group NV	110,790

	Total Netherlands (identified cost $1,940,601)	1,593,841

New Zealand--1.0%
	Telecommunications--1.0%
85,000	Telecom Corp. of New Zealand, Ltd.	162,280

	Total New Zealand (identified cost $206,040)	162,280

Portugal--1.4%
	Telecommunications--1.4%
28,000	Portugal Telecom SA	221,624

	Total Portugal (identified cost $253,273)	221,624

Spain--4.1%
	Banking--2.3%
33,000	Banco Bilbao Vizcaya Argentaria SA	368,945

	Telecommunications--1.8%
23,300	Telefonica SA	279,569

	Total Spain (identified cost $810,660)	648,514

Sweden--0.5%
	Electrical & Electronics--0.5%
16,000	Telefonaktiebolaget LM Ericsson AB	69,298

	Total Sweden (identified cost $83,272)	69,298

Switzerland--9.9%
	Banking--2.6%
10,960	Credit Suisse Group	400,117

	Business & Public Services--2.3%
8,300	Adecco SA	366,960

	Food & Household Products--1.9%
1,460	Nestle SA	302,660

	Health & Personal Care--2.6%
11,040	Novartis AG	412,827

	Insurance--0.5%
700	Swiss Re	71,913
700	Swiss Re, Rights	0

	Total	71,913

	Total Switzerland (identified cost $1,643,759)	1,554,477

United Kingdom--28.2%
	Banking--1.5%
24,000	Standard Chartered PLC	239,521

	Beverage & Tobacco--2.1%
33,000	Diageo PLC	329,102

	Broadcasting & Publishing--1.8%
23,952	Pearson PLC	286,359

	Business & Public Services--2.1%
11,980	Logica PLC	129,481
29,000	Rentokil Initial PLC	104,268
10,200	Reuters Group PLC	96,462

	Total	330,211

	Electronic Components, Instruments--0.8%
23,000	(1) ARM Holdings PLC	116,274

	Energy Sources--5.7%
41,000	BP Amoco PLC	330,562
74,893	Shell Transport & Trading Co.	560,304

	Total	890,866

	Food & Drug Retailing--0.9%
39,000	Tesco PLC	137,389

	Food & Household Products--0.9%
20,000	Unilever PLC	145,125

	Health & Personal Care--4.2%
4,000	AstraZeneca Group PLC	180,193
17,969	GlaxoSmithKline PLC	482,927

	Total	663,120

	Insurance--4.0%
23,800	CGNU PLC	285,238
33,000	Prudential PLC	345,162

	Total	630,400

	Telecommunications--4.2%
18,621	Cable & Wireless PLC	84,127
247,526	Vodafone Group PLC	571,734

	Total	655,861

	Total United Kingdom (identified cost $5,577,570)	4,424,228

	Total Common Stocks (identified cost $17,833,555)	15,084,607

Preferred Stocks--2.1%
Germany--2.1%
	Automobiles--0.8%
430	Porsche AG, Pfd.	119,897

	Health & Personal Care--1.3%
2,644	Fresenius AG, Pfd.	212,844

	Total Germany (identified cost $364,252)	332,741

	Total Preferred Stocks (identified cost $364,252)	332,741

Mutual Fund Shares--0.6%
102,000	Independence One Prime Money Market Fund (at net asset value)	102,000

	Total Investments (identified cost $18,299,807) (2)	$15,519,348

(1) Non-income producing security.

(2) The cost of investments for federal tax purposes amounts to $18,299,807. The net unrealized depreciation of investments on a federal tax basis amounts to $2,780,459 which is comprised of $199,311 appreciation and $2,979,770 depreciation at October 31, 2001.

Note: The categories of investments are shown as a percentage of net assets ($15,721,000) at October 31, 2001.

See Notes which are an integral part of the Financial Statements

The following is the industry classification breakdown for the common and preferred stocks:

Industry Type	Total
Appliances & Household Durables	1.4%
Automobiles	2.2%
Banking	14.4%
Beverage & Tobacco	2.1%
Broadcasting & Publishing	1.8%
Building Materials & Components	1.9%
Business & Public Services	8.7%
Chemicals	1.0%
Data Processing & Reproduction	2.5%
Electrical & Electronics	4.6%
Electronic Components, Instruments	2.1%
Energy Sources	9.1%
Financial Services	3.0%
Food & Household Products	3.7%
Health & Personal Care	14.2%
Household & Personal Products	0.5%
Insurance	9.5%
Merchandising	1.6%
Multi-Industry	1.2%
Pharmaceuticals & Biotechnology	0.6%
Recreation, Other Consumer Goods	0.7%
Telecommunications	11.3%

Note: The industry classifications are shown as a percentage of net assets ($15,721,000) at October 31, 2001.

See Notes which are an integral part of the Financial Statements

Independence One International Equity Fund
Statement of Assets and Liabilities

October 31, 2001 (unaudited)

Assets:
Total investments in securities, at value (identified cost $18,299,807)		$15,519,348
Cash		250
Cash denominated in foreign currency (at identified cost $159,942)		160,841
Income receivable		44,368
Other assets		14,248

Total assets		15,739,055
Liabilities:
Payable to adviser	$7,378
Other accrued expenses	10,677

Total liabilities		18,055

Net Assets for 1,882,814 shares outstanding		$15,721,000

Net Assets Consist of:
Paid in capital		$23,196,791
Net unrealized depreciation of investments and translation of assets and liabilities in foreign currency transactions		(2,779,615)
Accumulated net realized loss on investments, foreign currency transactions, futures contracts and options		(4,698,874)
Undistributed net investment income		2,698

Total Net Assets		$15,721,000

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Net Asset Value Per Share ($15,721,000 ÷ 1,882,814 shares outstanding)		$8.35

Offering Price Per Share (100/96.00 of $8.35) (1)		$8.70

Redemption Proceeds Per Share		$8.35

(1) See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Independence One International Equity Fund
Statement of Operations

Six Months Ended October 31, 2001 (unaudited)

Investment Income:
Dividends (net of foreign taxes withheld of $15,312)			$153,605
Interest			4,743

Total income			158,348
Expenses:
Investment adviser fee		$92,503
Administrative personnel and services fee		25,548
Custodian fees		13,888
Transfer and dividend disbursing agent fees and expenses		13,371
Trustees' fees		738
Auditing fees		6,923
Legal fees		3,301
Portfolio accounting fees		28,876
Share registration costs		7,454
Printing and postage		11,293
Insurance premiums		354
Miscellaneous		1,283

Total expenses		205,532
Waivers:
Waiver of investment adviser fee	$(34,028)
Waiver of administrative personnel and services fee	(15,854)

Total waivers		(49,882)

Net expenses			155,650

Net investment income			2,698

Realized and Unrealized Loss on Investments and Foreign Currency:
Net realized loss on investments and foreign currency transactions			(1,148,094)
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency transactions			(3,474,614)

Net realized and unrealized loss on investments and foreign currency transactions			(4,622,708)

Change in net assets resulting from operations			$(4,620,010)

See Notes which are an integral part of the Financial Statements

Independence One International Equity Fund
Statement of Changes in Net Assets

	Six Months Ended (unaudited) October 31, 2001	Year Ended April 30, 2001
Increase (Decrease) in Net Assets:
Operations--
Net investment income	$2,698	$213,818
Net realized loss on investments, foreign currency transactions, futures contracts and options	(1,148,094)	(3,755,075)
Net change in unrealized appreciation/depreciation of investments, translation of assets and liabilities in foreign currency transactions, futures contracts and options	(3,474,614)	(237,982)

Change in net assets resulting from operations	(4,620,010)	(3,779,239)

Distributions to Shareholders--
Distributions from net realized gains on investments and foreign currency transactions	--	(416,326)

Share Transactions--
Proceeds from sale of shares	175,516	4,942,326
Net asset value of shares issued to shareholders in payment of distributions declared	--	416,326
Cost of shares redeemed	(1,564,265)	(3,986,837)

Change in net assets resulting from share transactions	(1,388,749)	1,371,815

Change in net assets	(6,008,759)	(2,823,750)
Net Assets:
Beginning of period	21,729,759	24,553,509

End of period (including undistributed net investment income of $2,698 and $0, respectively)	$15,721,000	$21,729,759

See Notes which are an integral part of the Financial Statements

Independence One International Equity Fund
Financial Highlights

(For a share outstanding throughout each period)

	Six Months Ended (unaudited) October 31,		Year Ended April 30,		Period Ended April 30,
	2001		2001	2000	1999 (1)
Net asset value, beginning of period	$10.69		$12.77	$12.75	$10.00
Income from investment operations
Net investment income	0.00	(3)	0.11	0.10 (2)	0.01
Net realized and unrealized gain (loss) on investments, foreign currency transactions, futures contracts and options	(2.34)		(1.99)	1.06	2.92

Total from investment operations	(2.34)		(1.88)	1.16	2.93

Less distributions
Distributions from net investment income	--		--	(0.01)	(0.02)
Distributions from net realized gain on investments, foreign currency transactions and futures contracts	--		(0.20)	(1.13)	(0.16)

Total distributions	--		(0.20)	(1.14)	(0.18)

Net asset value, end of period	$ 8.35		$10.69	$12.77	$12.75

Total return (4)	(21.89)%		(14.80)%	8.63%	29.42%
Ratios to average net assets
Expenses	1.68	%(6)	1.52%	1.54%	1.55	%(6)
Net investment income	0.03	%(6)	0.91%	0.75%	0.07	%(6)
Expense waiver/reimbursement (5)	0.54	%(6)	0.41%	0.61%	1.54	%(6)
Supplemental data
Net assets, end of period (000 omitted)	$15,721		$21,730	$24,544	$15,646
Portfolio turnover	19%		81%	34%	1%

(1) Reflects operations for the period from September 25, 1998 (date of initial public investment) to April 30, 1999.

(2) Based on average shares outstanding during the year.

(3) Amount represents less than $0.005 per share.

(4) Based on net asset value.

(5) This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

(6) Computed on an annualized basis.

See Notes which are an integral part of the Financial Statements

Independence One U.S. Government Securities Fund
Portfolio of Investments

October 31, 2001 (unaudited)

Principal Amount or Shares		Value
Government Agencies--53.7%
	Federal Farm Credit Bank--20.2%
$4,000,000	5.970%, 3/11/2005	$4,288,520
1,500,000	6.010%, 6/16/2010	1,607,400
2,000,000	6.750%, 1/13/2003	2,097,160

	Total	7,993,080

	Federal Home Loan Bank--33.5%
5,000,000	5.250%, 3/26/2004	5,051,900
3,000,000	6.350%, 6/28/2004	3,070,470
500,000	6.750%, 2/15/2002	506,950
4,000,000	7.200%, 6/14/2011	4,646,920

	Total	13,276,240

	Total Government Agencies (identified cost $19,970,842)	21,269,320

U.S. Treasury Obligations--44.0%
	U.S. Treasury Bonds--24.3%
3,000,000	6.500%, 11/15/2026	3,614,370
1,500,000	7.125%, 2/15/2023	1,900,620
3,000,000	8.125%, 8/15/2019	4,096,590

	Total	9,611,580

	U.S. Treasury Notes--19.7%
3,000,000	5.750%, 8/15/2010	3,328,110
4,000,000	6.000%, 8/15/2009	4,488,520

	Total	7,816,630

	Total U.S. Treasury Obligations (identified cost $14,968,343)	17,428,210

Mutual Fund Shares--1.3%
540,000	Independence One Prime Money Market Fund (at net asset value)	540,000

	Total Investments (identified cost $35,479,185) (1)	$39,237,530

(1) The cost of investments for federal tax purposes amounts to $35,479,185. The net unrealized appreciation of investments on a federal tax basis amounts to $3,758,345 which is comprised of $3,758,345 appreciation at October 31, 2001.

Note: The categories of investments are shown as a percentage of net assets ($39,627,133) at October 31, 2001.

See Notes which are an integral part of the Financial Statements

Independence One U.S. Government Securities Fund
Statement of Assets and Liabilities

October 31, 2001 (unaudited)

Assets:
Total investments in securities, at value (identified cost $35,479,185)		$39,237,530
Cash		727
Income receivable		568,305

Total assets		39,806,562
Liabilities:
Income distribution payable	$169,091
Payable to adviser	6,709
Other accrued expenses	3,629

Total liabilities		179,429

Net Assets for 3,621,336 shares outstanding		$39,627,133

Net Assets Consist of:
Paid in capital		$35,323,686
Net unrealized appreciation of investments		3,758,345
Accumulated net realized gain on investments		545,102

Total Net Assets		$39,627,133

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net Asset Value Per Share ($39,108,733 ÷ 3,573,962 shares outstanding)		$10.94

Offering Price Per Share (100/96.00 of $10.94) (1)		$11.40

Redemption Proceeds Per Share		$10.94

Class B Shares:
Net Asset Value Per Share ($518,400 ÷ 47,374 shares outstanding)		$10.94

Offering Price Per Share		$10.94

Redemption Proceeds Per Share (95.00/100 of $10.94) (1)		$10.39

(1) See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Independence One U.S. Government Securities Fund
Statement of Operations

Six Months Ended October 31, 2001 (unaudited)

Investment Income:
Interest		$1,201,625

Expenses:
Investment adviser fee	$144,332
Administrative personnel and services fee	20,890
Custodian fees	4,394
Transfer and dividend disbursing agent fees and expenses	26,056
Trustees' fees	1,430
Auditing fees	6,452
Legal fees	2,685
Portfolio accounting fees	27,535
Distribution services fee--Class B Shares	1,528
Shareholder services fee--Class B Shares	509
Share registration costs	10,437
Printing and postage	5,315
Insurance premiums	369
Miscellaneous	1,484

Total expenses	253,416
Waiver:
Waiver of investment adviser fee	(103,094)

Net expenses		150,322

Net investment income		1,051,303

Realized and Unrealized Gain on Investments:
Net realized gain on investments		204,454
Net change in unrealized appreciation of investments		2,106,714

Net realized and unrealized gain on investments		2,311,168

Change in net assets resulting from operations		$3,362,471

See Notes which are an integral part of the Financial Statements

Independence One U.S. Government Securities Fund
Statement of Changes in Net Assets

	Six Months Ended (unaudited) October 31, 2001	Year Ended April 30, 2001
Increase (Decrease) in Net Assets:
Operations--
Net investment income	$1,051,303	$2,519,489
Net realized gain on investments	204,454	352,872
Net change in unrealized appreciation of investments	2,106,714	1,486,289

Change in net assets resulting from operations	3,362,471	4,358,650

Distributions to Shareholders--
Distributions from net investment income
Class A Shares	(1,042,913)	(2,515,839)
Class B Shares	(8,390)	(3,650)
Distributions from net realized gains
Class A Shares	--	(498,021)
Class B Shares	--	(617)

Change in net assets resulting from distributions to shareholders	(1,051,303)	(3,018,127)

Share Transactions--
Proceeds from sale of shares	780,682	7,500,783
Net asset value of shares issued to shareholders in payment of distributions declared	106,605	659,748
Cost of shares redeemed	(6,627,711)	(11,712,855)

Change in net assets resulting from share transactions	(5,740,424)	(3,552,324)

Change in net assets	(3,429,256)	(2,211,801)
Net Assets:
Beginning of period	43,056,389	45,268,190

End of period	$39,627,133	$43,056,389

See Notes which are an integral part of the Financial Statements

Independence One U.S. Government Securities Fund
Financial Highlights - Class A Shares

(For a share outstanding throughout each period)

	Six Months Ended (unaudited) October 31,		Year Ended April 30,
	2001		2001	2000	1999	1998	1997
Net asset value, beginning of period	$10.33		$10.03	$10.41	$10.41	$9.98	$9.98
Income from investment operations
Net investment income	0.27		0.57	0.55	0.56	0.58	0.59
Net realized and unrealized gain (loss) on investments	0.61		0.41	(0.35)	0.00 (1)	0.43	0.01

Total from investment operations	0.88		0.98	0.20	0.56	1.01	0.60

Less distributions
Distributions from net investment income	(0.27)		(0.57)	(0.55)	(0.56)	(0.58)	(0.59)
Distributions from net realized gain on investments	--		(0.11)	(0.03)	--	--	(0.01)

Total distributions	(0.27)		(0.68)	(0.58)	(0.56)	(0.58)	(0.60)

Net asset value, end of period	$10.94		$10.33	$10.03	$10.41	$10.41	$9.98

Total return (2)	8.63%		10.04%	2.08%	5.41%	10.37%	6.15%
Ratios to average net assets
Expenses	0.72	%(4)	0.71%	0.69%	0.60%	0.61%	0.57%
Net investment income	5.11	%(4)	5.58%	5.44%	5.28%	5.67%	5.82%
Expense waiver/ reimbursement (3)	0.50	%(4)	0.51%	0.40%	0.41%	0.45%	0.45%
Supplemental data
Net assets, end of period (000 omitted)	$39,109		$42,782	$45,255	$59,459	$70,867	$71,883
Portfolio turnover	0%		27%	28%	31%	28%	73%

(1) Amount represents less than $0.005 per share.

(2) Based on net asset value.

(3) This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

(4) Computed on an annualized basis.

See Notes which are an integral part of the Financial Statements

Independence One Fixed Income Fund
Portfolio of Investments

October 31, 2001 (unaudited)

Principal Amount or Shares		Value
Corporate Bonds--42.7%
	Automobile--3.4%
$1,000,000	DaimlerChrysler AG, Unsecured Note, 7.400%, 1/20/2005	$1,037,530
2,000,000	Ford Motor Credit Co., Note, 6.750%, 8/15/2008	1,991,940

	Total	3,029,470

	Banking--4.9%
3,000,000	Bank One Corp., Unsecured Sr. Note, 7.625%, 8/1/2005	3,302,370
1,000,000	Bank One Corp., Sub. Note, 8.740%, 9/15/2003	1,093,560

	Total	4,395,930

	Chemicals--3.6%
3,000,000	Du Pont (E.I.) de Nemours & Co., Note, 6.750%, 10/15/2004	3,255,060

	Commercial Services--8.1%
1,000,000	Associates Corp. of North America, Sr. Note, 6.260%, 2/15/2006	1,048,250
1,000,000	General Electric Capital Corp., Deb., 5.500%, 11/1/2001	1,000,000
2,000,000	General Electric Capital Corp., Note, 6.500%, 11/1/2006	2,196,200
3,000,000	International Business Machines Corp., Note, 5.375%, 2/1/2009	3,030,150

	Total	7,274,600

	Entertainment--2.4%
2,000,000	Disney (Walt) Co., Sr. Note, Series B, 6.750%, 3/30/2006	2,133,760

	Financial Services--9.6%
1,000,000	BellSouth Capital Funding Corp., Note, 7.750%, 2/15/2010	1,134,490
1,000,000	Merrill Lynch & Co., Inc., Note, 6.800%, 11/3/2003	1,070,840
1,000,000	Merrill Lynch & Co., Inc., Note, 7.000%, 3/15/2006	1,085,740
3,000,000	Morgan Stanley, Dean Witter & Co., Sr. Note, Series C, 7.375%, 4/15/2003	3,182,580
2,000,000	Salomon Smith Barney Holdings, Inc., Note, 7.000%, 3/15/2004	2,157,620

	Total	8,631,270

	Food & Beverage--1.2%
1,000,000	Sara Lee Corp., MTN, 6.300%, 11/7/2005	1,065,130

	Pharmaceuticals--1.3%
1,000,000	Lilly (Eli) & Co., Unsecured Note, 8.375%, 12/1/2006	1,177,490

	Retail Trade--3.5%
1,000,000	Gap (The), Inc., Note, 6.900%, 9/15/2007	997,660
2,000,000	Wal-Mart Stores, Inc., Unsecured Sr. Note, 6.550%, 8/10/2004	2,162,100

	Total	3,159,760

	Telecommunications--4.7%
2,000,000	AT&T Corp., Note, 6.500%, 9/15/2002	2,051,860
1,000,000	AT&T Corp., Note, 7.500%, 6/1/2006	1,081,370
1,000,000	U.S. West Communications, Inc., Note, 6.625%, 9/15/2005	1,026,590

	Total	4,159,820

	Total Corporate Bonds (identified cost $36,096,091)	38,282,290

Government Agencies--25.8%
	Federal Farm Credit Bank--8.2%
1,000,000	5.150%, 1/7/2003	1,028,110
2,000,000	5.970%, 3/11/2005	2,144,260
1,000,000	6.300%, 8/8/2007	1,101,880
3,000,000	6.875%, 5/1/2002	3,073,740

	Total	7,347,990

	Federal Home Loan Bank--17.6%
2,000,000	5.020%, 2/11/2004	2,012,460
4,000,000	5.125%, 9/15/2003	4,180,560
2,000,000	5.530%, 1/15/2003	2,066,200
1,000,000	5.575%, 9/2/2003	1,052,490
2,000,000	5.610%, 2/27/2007	2,058,000
2,000,000	5.875%, 11/15/2007	2,168,040
2,000,000	6.500%, 8/14/2009	2,223,040

	Total	15,760,790

	Total Government Agencies (identified cost $22,127,905)	23,108,780

U.S. Treasury Obligations--27.8%
	U.S. Treasury Bond--1.3%
1,000,000	6.00%, 2/15/2026	1,129,150

	U.S. Treasury Notes--26.5%
5,500,000	5.625%, 5/15/2008	6,021,510
3,000,000	5.750%, 8/15/2010	3,328,110
5,000,000	6.000%, 8/15/2009	5,610,650
6,000,000	6.250%, 2/15/2007	6,721,620
2,000,000	6.375%, 8/15/2002	2,069,420

	Total	23,751,310

	Total U.S. Treasury Obligations (identified cost $22,762,148)	24,880,460

Mutual Fund Shares--2.8%
2,515,000	Independence One Prime Money Market Fund (at net asset value)	2,515,000

	Total Investments (identified cost $83,501,144) (1)	$88,786,530

(1) The cost of investments for federal tax purposes amounts to $83,734,303. The net unrealized appreciation of investments on a federal tax basis amounts to $5,052,227 which is comprised of $5,231,309 appreciation and $179,082 depreciation at October 31, 2001.

Note: The categories of investments are shown as a percentage of net assets ($89,593,419) at October 31, 2001.

The following acronym is used throughout this portfolio:

MTN--Medium Term Note

See Notes which are an integral part of the Financial Statements

Independence One Fixed Income Fund
Statement of Assets and Liabilities

October 31, 2001 (unaudited)

Assets:
Total investments in securities, at value (identified cost of $83,734,303 and cost reflecting generally accepted accounting principals of $83,501,144)		$88,786,530
Cash		331
Income receivable		1,263,086

Total assets		90,049,947
Liabilities:
Income distribution payable	$400,974
Payable to adviser	22,647
Other accrued expenses	32,907

Total liabilities		456,528

Net Assets for 8,714,134 shares outstanding		$89,593,419

Net Assets Consist of:
Paid in capital		$86,832,512
Net unrealized appreciation of investments		5,285,386
Accumulated net realized loss on investments		(1,872,472)
Distribution in excess of net investment income		(652,007)

Total Net Assets		$89,593,419

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Trust Shares:
Net Asset Value Per Share ($89,588,020 ÷ 8,713,609 shares outstanding)		$10.28

Offering Price Per Share		$10.28

Redemption Proceeds Per Share		$10.28

Class B Shares:
Net Asset Value Per Share ($5,399 ÷ 525 shares outstanding)		$10.28

Offering Price Per Share		$10.28

Redemption Proceeds Per Share (95.00/100 of $10.28) (1)		$ 9.77

(1) See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Independence One Fixed Income Fund
Statement of Operations

Six Months Ended October 31, 2001 (unaudited)

Investment Income:
Interest		$2,636,721

Expenses:
Investment adviser fee	$339,039
Administrative personnel and services fee	45,827
Custodian fees	5,337
Transfer and dividend disbursing agent fees and expenses	10,400
Trustees' fees	2,727
Auditing fees	6,939
Legal fees	2,770
Portfolio accounting fees	20,822
Distribution services fee--Class B Shares	9
Shareholder services fee--Class B Shares	3
Share registration costs	18,835
Printing and postage	5,838
Insurance premiums	407
Miscellaneous	1,965

Total expenses	460,918
Waiver:
Waiver of investment adviser fee	(203,423)

Net expenses		257,495

Net investment income		2,379,226

Realized and Unrealized Gain on Investments:
Net realized gain on investments		449,977
Net change in unrealized appreciation of investments		3,181,131

Net realized and unrealized gain on investments		3,631,108

Change in net assets resulting from operations		$6,010,334

See Notes which are an integral part of the Financial Statements

Independence One Fixed Income Fund
Statement of Changes in Net Assets

	Six Months Ended (unaudited) October 31, 2001	Year Ended April 30, 2001
Increase (Decrease) in Net Assets:
Operations--
Net investment income	$2,379,226	$5,532,903
Net realized gain (loss) on investments	449,977	(1,513,985)
Net change in unrealized appreciation/depreciation of investments	3,181,131	4,846,999

Change in net assets resulting from operations	6,010,334	8,865,917

Distributions to Shareholders--
Distributions from net investment income
Trust Shares	(2,430,910)	(5,529,295)
Class B Shares	(53)	--

Change in net assets resulting from distributions to shareholders	(2,430,963)	(5,529,295)

Share Transactions--
Proceeds from sale of shares	2,390,448	8,920,743
Net asset value of shares issued to shareholders in payment of distributions declared	1,403,162	4,673,582
Cost of shares redeemed	(8,550,492)	(19,362,339)

Change in net assets resulting from share transactions	(4,756,882)	(5,768,014)

Change in net assets	(1,177,511)	(2,431,392)
Net Assets:
Beginning of period	90,770,930	93,202,322

End of period	$89,593,419	$90,770,930

See Notes which are an integral part of the Financial Statements

Independence One Fixed Income Fund
Financial Highlights - Trust Shares

(For a share outstanding throughout each period)

	Six Months Ended (unaudited) October 31,		Year Ended April 30,
	2001		2001	2000	1999	1998	1997
Net asset value, beginning of period	$9.88		$9.54	$9.99	$10.03	$9.80	$9.82
Income from investment operations
Net investment income	0.27		0.57	0.57	0.58	0.59	0.57
Net realized and unrealized gain (loss) on investments	0.40		0.34	(0.44)	(0.03)	0.23	(0.02)

Total from investment operations	0.67		0.91	0.13	0.55	0.82	0.55

Less distributions
Distributions from net investment income	(0.27)		(0.57)	(0.57)	(0.58)	(0.59)	(0.57)
Distributions from net realized gain on investments	--		--	(0.01)	(0.01)	--	(0.00	)(1)

Total distributions	(0.27)		(0.57)	(0.58)	(0.59)	(0.59)	(0.57)

Net asset value, end of period	$10.28		$9.88	$9.54	$9.99	$10.03	$9.80

Total return (2)	6.89%		9.76%	1.40%	5.60%	8.56%	5.79%
Ratios to average net assets
Expenses	0.57	%(4)	0.60%	0.57%	0.57%	0.56%	0.55%
Net investment income	5.26	%(4)	5.84%	5.93%	5.85%	5.92%	5.83%
Expense waiver/ reimbursement (3)	0.45	%(4)	0.45%	0.45%	0.46%	0.50%	0.50%
Supplemental data
Net assets, end of period (000 omitted)	$89,588		$90,771	$93,202	$86,920	$80,342	$70,884
Portfolio turnover	12%		28%	27%	20%	21%	23%

(1) Amount represents less than $0.005 per share.

(2) Based on net asset value.

(3) This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

(4) Computed on an annualized basis.

See Notes which are an integral part of the Financial Statements

Independence One Mutual Funds
Combined Notes to Financial Statements

October 31, 2001 (unaudited)

(1) Organization

Independence One Mutual Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end management investment company. The Trust consists of eight portfolios. The financial statements of the following diversified portfolios (individually referred to as the "Fund", or collectively as the "Funds") are presented herein:

Portfolio Name	Investment Objective
Independence One Equity Plus Fund ("Equity Plus Fund")	To provide total return.
Independence One Small Cap Fund ("Small Cap Fund")	To provide total return.
Independence One International Equity Fund ("International Equity Fund")	To provide total return.
Independence One U.S. Government Securities Fund ("U.S. Government Securities Fund")	To seek high current income.
Independence One Fixed Income Fund ("Fixed Income Fund")	To seek total return.

Equity Plus Fund offers three classes: Trust Shares, Class A Shares and Class B Shares. Small Cap Fund and International Equity Fund offer Class A Shares. U.S. Government Securities Fund offers Class A Shares and Class B Shares. Fixed Income Fund offers Trust Shares, Class A Shares and Class B Shares.

The financial statements of the other portfolios not listed above are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held.

(2) Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America.

Investment Valuation--U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Listed equity securities are valued at the last sale price reported on a national securities exchange, and in the absence of recorded sales for listed equity securities, at the mean between the last closing bid and asked prices. Securities for which no quotations are readily available are valued at fair value as determined in good faith using methods approved by the Board of Trustees (the "Trustees"). Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. With respect to valuation of foreign securities, trading on foreign exchanges may be completed at times which vary from the closing of the New York Stock Exchange. Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded prior to the closing of the New York Stock Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the foreign exchange rate in effect at noon, eastern time, on the day the value of the foreign security is determined. Investment gain and losses are determined on the identified cost basis.

Repurchase Agreements--It is the policy of the Funds to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Funds to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

The Funds will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Funds' adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Funds could receive less than the repurchase price on the sale of collateral securities.

Investment Income, Expenses and Distributions--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Equity Plus Fund, U.S. Government Securities Fund, and Fixed Income Fund offer multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of their respective Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

As required, effective May 1, 2001, the Funds have adopted the provisions of the American Institute of Certified Public Accountants (AICPA) Audit and Accounting Guide for Investment Companies and began amortizing premiums and accreting discounts on all debt securities. Prior to May 1, 2001, Fixed Income Fund did not amortize premiums and discounts on all debt securities. The cumulative effect of this accounting change had no impact on total net assets of the fund, but resulted in a $600,270 decrease in cost of securities and a corresponding $600,270 increase in net unrealized appreciation, based on securities held by the Fixed Income Fund on May 1, 2001.

The effect of this change for the six months ended October 31, 2001 was to decrease net investment income by $51,737, decrease net unrealized appreciation by $367,111 and increase net realized gains by $418,848. The Statement of Changes in Net Assets and Financial Highlights for prior periods have not been restated to reflect this change in presentation.

The adoption of the Guide did not have any effect on the financial statements for the other Funds.

Federal Taxes--It is the Funds' policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of their income. Accordingly, no provision for federal tax is necessary.

Withholding taxes on foreign interest and dividends have been provided for in accordance with the applicable country's tax rules and rates.

At April 30, 2001, the Fund listed below, for federal tax purposes, had a capital loss carryforward, as noted, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax.

Fund Name	Total Tax Loss Carryforward	Amount Expiring In 2008	Amount Expiring In 2009
Independence One Fixed Income Fund	$951,777	$507,863	$443,914

When-Issued and Delayed Delivery Transactions--The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Forward Foreign Currency Exchange Contracts--The International Equity Fund may enter into forward foreign currency exchange contracts to facilitate settlement transactions in foreign securities and to manage the Fund's foreign currency exposure. Purchase contracts are used to acquire exposure to foreign currencies; whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering these transactions from the potential inability of counterparts to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. Forward foreign currency contracts are marked-to market daily using foreign currency exchange rates supplied by an independent pricing service. The change in a contract's market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed or delivery is taken, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. At October 31, 2001, the International Equity Fund had no outstanding forward foreign currency exchange contracts.

Foreign Currency Translation--The accounting records of the International Equity Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies ("FC") are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income and expense amounts recorded and collected or paid are adjusted when reported by the custodian bank. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Use of Estimates--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other--Investment transactions are accounted for on a trade date basis.

(3) Shares of Beneficial Interest

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).

Transactions in shares were as follows:

	Equity Plus Fund
	Six Months Ended October 31, 2001		Year Ended April 30, 2001
	Shares	Dollars	Shares	Dollars
Trust Shares
Shares sold	354,850	$6,078,781	3,184,236	$72,252,139
Shares issued to shareholders in payment of distributions declared	35,981	608,947	714,754	14,908,501
Shares redeemed	(1,119,044)	(20,837,563)	(2,906,717)	(60,816,131)

Net change resulting from Trust Share transactions	(728,213)	$(14,149,835)	992,273	$26,344,509

	Equity Plus Fund
	Six Months Ended October 31, 2001		Period Ended April 30, 2001 (1)
	Shares	Dollars	Shares	Dollars
Class A Shares
Shares sold	33,900	$642,630	64,700	$1,441,098
Shares issued to shareholders in payment of distributions declared	166	2,808	1,970	40,763
Shares redeemed	(34,270)	(639,762)	(997)	(19,395)

Net change resulting from Class A Share transactions	(204)	$5,676	65,673	$1,462,466

(1) Reflects operations for the period from May 23, 2000 (date of initial public investment) to April 30, 2001.

	Equity Plus Fund
	Six Months Ended October 31, 2001		Year Ended April 30, 2001
	Shares	Dollars	Shares	Dollars
Class B Shares
Shares sold	16,398	$300,217	227,198	$5,145,144
Shares issued to shareholders in payment of distributions declared	--	--	13,624	281,598
Shares redeemed	(31,373)	(536,365)	(13,252)	(268,680)

Net change resulting from Class B Share transactions	(14,975)	(236,148)	227,570	5,158,062

Net change resulting from share transactions	(743,392)	$(14,380,307)	1,285,516	$32,965,037

	Small Cap Fund
	Six Months Ended October 31, 2001		Year Ended April 30, 2001
	Shares	Dollars	Shares	Dollars
Shares sold	136,196	$1,337,297	807,916	$8,404,804
Shares issued to shareholders in payment of distributions declared	--	--	518,112	4,818,442
Shares redeemed	(361,930)	(3,497,646)	(870,806)	(8,912,955)

Net change resulting from share transactions	(225,734)	$(2,160,349)	455,222	$4,310,291

	International Equity Fund
	Six Months Ended October 31, 2001		Year Ended April 30, 2001
	Shares	Dollars	Shares	Dollars
Shares sold	18,566	$175,516	419,500	$4,942,326
Shares issued to shareholders in payment of distributions declared	--	--	36,552	416,326
Shares redeemed	(169,117)	(1,564,265)	(345,434)	(3,986,837)

Net change resulting from share transactions	(150,551)	$(1,388,749)	110,618	$1,371,815

	U.S. Government Securities Fund
	Six Months Ended October 31, 2001		Year Ended April 30, 2001
	Shares	Dollars	Shares	Dollars
Class A Shares
Shares sold	53,016	$556,286	702,660	$7,215,794
Shares issued to shareholders in payment of distributions declared	9,602	100,218	63,231	656,080
Shares redeemed	(629,765)	(6,614,872)	(1,136,598)	(11,686,251)

Net change resulting from Class A Share transactions	(567,147)	$(5,958,368)	(370,707)	$(3,814,377)

	U.S. Government Securities Fund
	Six Months Ended October 31, 2001		Year Ended April 30, 2001
	Shares	Dollars	Shares	Dollars
Class B Shares
Shares sold	21,454	$224,396	27,407	$284,989
Shares issued to shareholders in payment of distributions declared	608	6,387	354	3,668
Shares redeemed	(1,210)	(12,839)	(2,559)	(26,604)

Net change resulting from Class B Share transactions	20,852	217,944	25,202	262,053

Net change resulting from share transactions	(546,295)	$(5,740,424)	(345,505)	$(3,552,324)

	Fixed Income Fund
	Six Months Ended October 31, 2001		Year Ended April 30, 2001
	Shares	Dollars	Shares	Dollars
Trust Shares
Shares sold	238,743	$2,385,249	912,836	$8,920,743
Shares issued to shareholders in payment of distributions declared	140,920	1,403,130	479,735	4,673,582
Shares redeemed	(855,355)	(8,550,492)	(1,974,298)	(19,362,339)

Net change resulting from Trust Share transactions	(475,692)	$(4,762,113)	(581,727)	$(5,768,014)

	Fixed Income Fund
	Period Ended October 31, 2001 (1)		Year Ended April 30, 2001
	Shares	Dollars	Shares	Dollars
Class B Shares
Shares sold	522	$5,199	--	--
Shares issued to shareholders in payment of distributions declared	3	32	--	--
Shares redeemed	--	--	--	--

Net change resulting from Class B Share transactions	525	5,231	--	--

Net change resulting from share transactions	(475,167)	$(4,756,882)	(581,727)	$(5,768,014)

(1) Reflects operations for the period from August 8, 2001 (date of initial public investment) to October 31, 2001.

(4) Investment Adviser Fee and Other Transactions with Affiliates

Investment Adviser Fee--Independence One Capital Management Corporation (IOCMC), the Funds' investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to a percentage of each Fund's average daily net assets as follows:

Fund Name	Investment Adviser Fee Percentage
Equity Plus Fund	0.40%
Small Cap Fund	0.50%
International Equity Fund	1.00%
U.S. Government Securities Fund	0.70%
Fixed Income Fund	0.75%

The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Under the terms of a sub-adviser agreement between the Adviser and Sosnoff Sheridan Weiser Corporation (the "Sub-Adviser"), the Sub-Adviser is entitled to receive an annual fee from the Adviser equal to 0.035% and 0.05% of the Equity Plus Fund's and Small Cap Fund's average daily net assets, respectively. Under the terms of a similar sub-adviser agreement between the Adviser and ABN AMRO Asset Management (USA), LLC (the "Sub-Adviser"), the Sub-Adviser is entitled to receive an annual fee from the Adviser equal to 0.60% of the International Equity Fund's average daily net assets.

The Sub-Advisers may elect to waive some or all of their fees.

Administrative Fee--Federated Administrative Services ("FAS") provides the Funds with certain administrative personnel and services. The fee paid to FAS is based on a scale that ranges from 0.15% to 0.075% of the average aggregate net assets of the Trust for the period, subject to a minimum fee of $50,000 for each portfolio in the Trust. FAS may voluntarily choose to waive a portion of its fee.

Distribution Services Fee--The Funds have adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Funds will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Funds to finance activities intended to result in the sale of Funds' Class A Shares and Class B Shares. The Plan provides that the Funds may incur distribution expenses according to the following schedule annually, to compensate FSC.

Percentage of Average Daily Net Assets of Class
Equity Plus Fund
Class A	0.25%
Class B	0.75%
U.S. Government Securities Fund
Class B	0.75%
Fixed Income Fund
Class B	0.75%

The distributor may voluntarily choose to waive any portion of its fee. The distributor can modify of terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee--Under the terms of a Shareholder Services Agreement with IOCMC, Equity Plus Fund, U.S. Government Securities Fund and Fixed Income Fund will pay IOCMC up to 0.25% of average daily net assets of the Class B Shares for the period. The fee paid to IOCMC is used to finance certain services for shareholders and to maintain shareholder accounts.

Transfer and Dividend Disbursing Agent Fees and Expenses--Federated Services Company ("FServ") through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Funds. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees--FServ maintains the Funds' accounting records for which it receives a fee. The fee is based on the level of each Fund's average daily net assets for the period, plus out-of-pocket expenses.

Custodian Fees--State Street Bank and Trust is the Funds' custodian. The fee is based on the level of each Fund's average daily net assets for the period, plus out-of-pocket expenses.

General--Certain of the Officers of the Trust are Officers and/or Directors or Trustees of the above companies.

(5) Investment Transactions

Cost of purchases and proceeds from sales of investments, excluding long-term U.S. government securities and short-term securities (and in-kind contributions), for the six months ended October 31, 2001, were as follows:

Fund Name	Purchases	Sales
Equity Plus Fund	$15,076,885	$23,591,367
Small Cap Fund	5,677,366	8,256,220
International Equity Fund	3,431,895	4,771,926
Fixed Income Fund	3,960,970	4,000,000

Cost of purchases and proceeds from sales of investments of long-term U.S. government securites, for the six months ended October 31, 2001, were as follows:

Fund Name	Purchases	Sales
U.S. Government Securities Fund	$--	$5,206,683
Fixed Income Fund	6,132,330	12,320,781

(6) Concentration of Credit Risk

The International Equity Fund invests in securities of non-U.S. issuers. Although the Fund maintains a diversified investment portfolio, the political or economic developments within a particular country or region may have an adverse effect on the ability of domiciled issuers to meet their obligations. Additionally, political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

Trustees

Robert E. Baker

Harold Berry

Nathan Forbes

Harry J. Nederlander

Thomas S. Wilson

Officers

Edward C. Gonzales President

George Polatas Vice President and Assistant Treasurer

Jeffrey W. Sterling Vice President and Assistant Treasurer

Richard J. Thomas Treasurer

C. Grant Anderson Secretary

Timothy S. Johnson Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Funds' prospectus which contains facts concerning their objectives and policies, management fees, expenses and other information.

Independence One®
Mutual Funds

(Distributed by Federated Securities Corp.)

Semi-Annual Report
October 31, 2001

Independence One Equity Plus Fund
Trust Shares

Independence One Small Cap Fund
Class A Shares

Independence One International Equity Fund
Class A Shares

Independence One U.S. Government Securities Fund
Class A Shares

Independence One Fixed Income Fund
Trust Shares

800-334-2292
www.MichiganNational.com

Investment Company Act File No: 811-5752
Cusip 453777872
Cusip 453777831
Cusip 453777849
Cusip 453777807
Cusip 453777864
G01889-02 (6/01)

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